   As filed with the U.S. Securities and Exchange Commission on October 17, 2007
                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]
         Pre-Effective Amendment No. __                                   [ ]
         Post-Effective Amendment No.96                                   [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]
         Amendment No. 97

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
               (Exact Name of Registrant as Specified in Charter)

                    1299 Ocean Avenue, Santa Monica CA 90401
               (Address of Principal Executive Office) (Zip Code)

        Registrant's Telephone Number, including Area Code (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
                1299 Ocean Avenue, Santa Monica, California 90401
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

/_/  immediately upon filing pursuant to paragraph (b)
/_/  on [Date] pursuant to paragraph (b)
/_/  60 days after filing pursuant to paragraph (a)(1)
/_/  on [Date] pursuant to paragraph (a)(1)
/X/  75 days after filing pursuant to paragraph (a)(2)
/_/  on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

/_/  This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                      Title of Securities Being Registered:

                         U.S. Sustainability 1 Portfolio
                    International Sustainability 1 Portfolio
              DFA Selectively Hedged Global Fixed Income Portfolio

--------------------------------------------------------------------------------

This   Post-Effective   Amendment   No.   96/97  to   Registration   File   Nos.
2-73948/811-3258 includes the following:

1.   FACING PAGE (1)

2.   CONTENTS PAGE

3.   PART A -- Prospectus  relating to the  Registrant's  U.S.  Sustainability 1
     Portfolio and International Sustainability 1 Portfolio series of shares

4.   PART A -- Prospectus  relating to the Registrant's  DFA Selectively  Hedged
     Global Fixed Income Portfolio series of shares

5.   PART A -- Statement of Additional  Information relating to the Registrant's
     U.S.   Sustainability  1  Portfolio  and  International   Sustainability  1
     Portfolio series of shares

6.   PART A -- Statement of Additional  Information relating to the Registrant's
     DFA Selectively Hedged Global Fixed Income Portfolio series of shares

7.   PART C -- Other Information

8.   SIGNATURES

                                        Subject to completion, [         ], 2007

                               P R O S P E C T U S

                              ______________, 2007
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

       DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios. Each Portfolio described in this
      Prospectus: o Has its own investment objective and policies, and is the equivalent of a separate mutual fund. o Is generally available only to institutional investors and clients of
            registered investment advisors. o Does not charge a sales
          commission or "load." o Is designed for long-term investors.

                         U.S. SUSTAINABILITY 1 PORTFOLIO

                    INTERNATIONAL SUSTAINABILITY 1 PORTFOLIO

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

     The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

RISK/RETURN SUMMARY

About the Portfolios

The Portfolios:

o    Are  generally  offered to only to  institutional  investors and clients of registered investment advisors.

o    Do not charge sales commissions or "loads."

o    Are designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolios.

Equity Investment Approach

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., U.S.  securities)  selection,  not stock picking. It places priority on controlling expenses,  portfolio turnover, and trading costs.
Many other  investment  managers  concentrate on reacting to price movements and choosing individual securities.

 Portfolio construction:  Generally, the Advisor structures a Portfolio by:

l.   Selecting a starting  universe of  securities  (for  example,  all publicly traded U.S. common stocks).

2.   Creating a subset of companies meeting the Advisor's investment guidelines.

3.   Excluding the securities of certain  companies and emphasizing the exposure to others after  analyzing  various  factors (for  example,  book-to-market ratio, size or liquidity).

4.   Purchasing  securities so the Portfolio is generally diversified within its targeted asset class, while,  relative to a portfolio without environmental impact considerations,  excluding or underweighting securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively  negative  impact on the  environment  and  overweighting securities of companies that may have a relatively  positive  impact on the environment.

See  "APPLYING  THE  PORTFOLIOS'  ENVIRONMENTAL  IMPACT  CONSIDERATIONS"  for  a
description  of  the  environmental  impact   considerations   utilized  by  the
Portfolios.

 Investment Objectives, Strategies, and Risks

 U.S. Sustainability 1 Portfolio

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Purchase a broad  portfolio  of  securities  of U.S.
     operating companies with an increased exposure to small  capitalization and value  companies,  while,  relative  to a Portfolio  without  environmental impact considerations,  excluding or underweighting securities of companies that, according to the Portfolio's environmental impact considerations, may have a relatively  negative  impact on the  environment  and  overweighting securities of companies that may have a relatively  positive  impact on the environment.

o    Principal  Risks:   Market  Risk,  Small  Company  Risk  and  Environmental
     Consideration Investment Risk.

International Sustainability 1 Portfolio

o    Investment Objective: Long-term capital appreciation.

o    Investment  Strategy:  Purchase a broad portfolio of securities of non-U.S.
     companies  with an  increased  exposure to small  capitalization  and value companies,  while,  relative to a Portfolio  without  environmental  impact considerations,  excluding or underweighting  securities of companies that, according to the Portfolio's environmental impact considerations,  may have
     a  relatively   negative  impact  on  the  environment  and   overweighting
     securities of companies that may have a relatively  positive  impact on the environment.

o    Principal Risks:  Market Risk, Small Company Risk,  Foreign  Securities and
     Currencies Risk and Environmental Consideration Investment Risk.

Principal Risks

Market Risk (Both  Portfolios):  Even a  long-term  investment  approach  cannot guarantee a profit.  Economic,  political, and issuer-specific events will cause the value of  securities,  and the  Portfolio  that owns them,  to rise or fall.
Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Small Company Risk (Both  Portfolios):  Securities of small  companies are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

Foreign   Securities  and  Currencies  Risk   (International   Sustainability  1
Portfolio):  Foreign  securities  prices may decline or fluctuate because of (a)
economic or political actions of foreign governments,  and/or (b) less regulated or liquid  securities  markets.  Investors  holding  these  securities  also are exposed to foreign  currency risk (the  possibility  that foreign  currency will fluctuate in value against the U.S. dollar).

Environmental  Impact  Consideration   Investment  Risk  (Both  Portfolios):   A
Portfolio's   environmental  impact  considerations  may  limit  the  number  of investment  opportunities available to the Portfolio, and as a result, at times, the  Portfolio  may produce more modest gains than funds that are not subject to such special investment considerations.  For example, a Portfolio may decline to
purchase,   or  underweight  its  investment  in,  certain   securities  due  to
environmental impact  considerations when other investment  considerations would suggest  that  a  more  significant  investment  in  such  securities  would  be advantageous.  In  addition,  a Portfolio  may sell  certain  securities  due to environmental impact  considerations when it is otherwise  disadvantageous to do
so. The environmental  impact  considerations may cause the Portfolio's industry allocation  to deviate from that of funds without  these  considerations  and of conventional benchmarks.

Other Risks

Derivatives:  Derivatives are securities, such as futures contracts, whose value is derived from that of other  securities  or indices.  Each  Portfolio  may use derivatives, such as futures contracts and options on futures contracts, to gain market  exposure  on the  Portfolio's  uninvested  cash  pending  investment  in securities  or to maintain  liquidity to pay  redemptions.  Gains or losses from derivative  investments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending: Each Portfolio may lend its portfolio securities to generate additional  income.  Securities  lending involves the risk that the borrower may fail to return  the  securities  in a timely  manner or at all.  As a result,  a
Portfolio  may lose  money  and there may be a delay in  recovering  the  loaned securities.  A  Portfolio  also  could  lose  money if it does not  recover  the securities  and/or the value of the  collateral  falls,  including  the value of investments  made with cash  collateral.  Securities  lending  may have  certain
potential  adverse  tax  consequences.   See  "SECURITIES   LOANS"  for  further
information on securities lending.

Other Information

Commodity Pool Operator  Exemption:  Each Portfolio is operated by a person that has  claimed  an  exclusion  from the  definition  of the term  "commodity  pool operator" under the Commodity Exchange Act ("CEA"), and, therefore,  such person is not subject to registration or regulation as a pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance  information  is not available for the  Portfolios  because they are new.

                                FEES AND EXPENSES

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

U.S. SUSTAINABILITY 1 PORTFOLIO
Management Fee.......................................................0.27%
Other Expenses.......................................................0.__%*
Acquired Fund Fees & Expenses........................................  N/A

Total Annual Operating Expenses......................................0.__%
Fee Waiver and/or Expense Reimbursements.............................0.__%

Net Expenses.........................................................0.35%**

INTERNATIONAL SUSTAINABILITY 1 PORTFOLIO
Management Fee.......................................................0.40%
Other Expenses.......................................................0.__%*
Acquired Fund Fees & Expenses........................................  N/A

Total Annual Operating Expenses......................................0.__%
Fee Waiver and/or Expense Reimbursements.............................0.__%

Net Expenses.........................................................0.55%**
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2008.

**   Pursuant  to a  Fee  Waiver  and  Expense  Assumption  Agreement  for  each
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  ordinary  operating  expenses  of the
     Portfolio  (excluding  the expenses  that the Portfolio  incurs  indirectly
     through  its  investment  in  other   investment   companies)   ("Portfolio
     Expenses") to the extent  necessary to limit the Portfolio  Expenses of the
     U.S.   Sustainability  1  Portfolio  and  International   Sustainability  1
     Portfolio to 0.35% and 0.55%, respectively, of each Portfolio's average net assets on an annualized  basis (the "Expense  Limitation  Amount").  At any time  that  the  Portfolio  Expenses  of a  Portfolio  are  less  than  the
     Portfolio's  Expense  Limitation  Amount,  the Advisor retains the right to
     seek   reimbursement   for  any  fees  previously  waived  and/or  expenses
     previously assumed to the extent that such reimbursement will not cause the
     Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense
     Limitation  Amount.  A Portfolio is not  obligated to reimburse the Advisor for fees previously  waived or expenses  previously  assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee
     Waiver  and  Expense  Assumption  Agreement  will  remain in effect  for an initial  period until April 1 2009,  and then shall continue in effect from year to year for  one-year  periods  thereafter  unless  terminated  by the
     Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolios with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                         l Year       3 Years
U.S. Sustainability 1 Portfolio .....................       $__          $___
International Sustainability 1 Portfolio.............       $__          $___

     Because the  Portfolios are new, the Example for each Portfolio is based on the anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolios. See "MANAGEMENT
OF THE PORTFOLIOS."

Purchase, Valuation, and Redemption of Shares

     The shares of each  Portfolio are sold at net asset value.  The  redemption price of the shares of each  Portfolio  is also equal to the net asset  value of its shares.  The value of a Portfolio's shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

Electronic Shareholder Information

     In order to  conserve  natural  resources,  an  investor,  when  opening an account, is expected to consent to the acceptance of all shareholder information about the Portfolios through  electronic  delivery and access to the Portfolios'
web  site at  www.dfafunds.com.  See  "ELECTRONIC  SHAREHOLDER  INFORMATION  AND
TRANSACTIONS."

                       INVESTMENT OBJECTIVES AND POLICIES

U.S. SUSTAINABILITY 1 PORTFOLIO

     The investment objective of the U.S.  Sustainability 1 Portfolio (the "U.S.
Portfolio") is to achieve long-term  capital  appreciation.  The U.S.  Portfolio seeks to achieve its  investment  objective  by  purchasing  a broad and diverse group of common  stocks of U.S.  companies  with an increased  exposure to small capitalization  and  value  companies  relative  to the  U.S.  Universe,  while, relative  to  a  portfolio  without  the  environmental  impact  considerations, excluding  or  underweighting  securities  of companies  that,  according to the
Portfolio's environmental impact considerations,  may have a relatively negative impact on the  environment  and  overweighting  securities of companies that may have a  relatively  positive  impact  on the  environment.  (See  "APPLYING  THE
PORTFOLIOS' ENVIRONMENTAL IMPACT CONSIDERATIONS.") The Advisor defines the "U.S.
Universe"  as a  market  capitalization  weighted  portfolio  of U.S.  operating companies  listed  on the New  York  Stock  Exchange  ("NYSE"),  American  Stock
Exchange ("Amex") and Nasdaq National Market ("Nasdaq").  The increased exposure to small and value companies may be achieved by decreasing the allocation of the
U.S.  Portfolio's  assets to the largest U.S. growth companies relative to their weight in the U.S.  Universe,  which would result in a greater weight allocation to small  capitalization  and value companies.  An equity issuer is considered a growth  company  primarily  because  it has a low,  non-negative  book  value in relation to its market  capitalization.  An equity  issuer is considered a value company  primarily  because it has a high book value in  relation  to its market capitalization.  In  assessing  growth  and  value,  the  Advisor  may  consider additional factors, such as  price-to-cash-flow or price-to-earnings  ratios, as well as economic conditions and developments in the issuer's industry.

     The percentage allocation of the assets of the U.S. Portfolio to securities of the largest  U.S.  growth  companies,  as defined  above,  will  generally be reduced  from  between  2.5%  and 25% of  their  percentage  weight  in the U.S.
Universe.  For example, as of December 31, 2006,  securities of the largest U.S.
growth companies  comprised 26% of the U.S. Universe,  and if the U.S. Portfolio
had  been  in  operation,  the  Advisor  would  have  allocated  7% of the  U.S.
Portfolio's  assets to  securities  of the largest U.S.  growth  companies.  The percentage by which the U.S. Portfolio's allocation to securities of the largest
U.S.  growth  companies  is  reduced  will  fluctuate  with  market   movements.
Additionally,  the range by which the U.S. Portfolio's  percentage allocation to the  securities of the largest U.S.  growth  companies is reduced as compared to the U.S.  Universe  will  change  from time to time and may be  impacted  by the
Portfolio's   investment   strategies  with  respect  to  environmental   impact
considerations.

     As a non-fundamental policy, under normal circumstances, the U.S. Portfolio will invest at least 80% of its net assets in securities of U.S.  companies.  If the U.S.  Portfolio  changes this  investment  policy,  the U.S.  Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio.

     The U.S.  Portfolio  also may invest in  exchange-traded  funds  (ETFs) and similarly  structured pooled  investments for the purpose of gaining exposure to the U.S. stock market while maintaining  liquidity.  The U.S. Portfolio also may use derivatives,  such as futures contracts and options on futures contracts, to gain market exposure on uninvested  cash pending  investment in securities or to maintain liquidity to pay redemptions. The U.S. Portfolio may enter into futures contracts  and  options on futures  contracts  for U.S.  equity  securities  and indices. In addition to money market instruments and short-term investments, the
U.S.  Portfolio  may  invest  in  affiliated  and  unaffiliated  registered  and
unregistered   money  market  funds  to  manage  the  Portfolio's  cash  pending investment  in other  securities  or to  maintain  liquidity  for the payment of redemptions or other  purposes.  Investments in money market funds may involve a duplication of certain fees and expenses.  The above-referenced  investments are
not  subject  to,   although  they  may   incorporate,   the  U.S.   Portfolio's
environmental impact considerations.

INTERNATIONAL SUSTAINABILITY 1 PORTFOLIO

     The investment  objective of the  International  Sustainability 1 Portfolio
("International  Portfolio") is to achieve long-term capital  appreciation.  The
International  Portfolio seeks to achieve its investment objective by purchasing a broad and diverse  group of stocks of  non-U.S.  companies  with an  increased
exposure  to  small   capitalization   and  value  companies   relative  to  the
International  Universe,  while,  relative to a portfolio without  environmental impact considerations, excluding or underweighting securities of companies that, according to the Portfolio's  environmental  impact  considerations,  may have a relatively  negative impact on the environment and  overweighting  securities of companies that may have a relatively  positive impact on the  environment.  (See
"APPLYING THE PORTFOLIOS' ENVIRONMENTAL IMPACT CONSIDERATIONS.") For purposes of this  Portfolio,  the Advisor defines the  "International  Universe" as a market capitalization  weighted  portfolio of non-U.S.  companies in developed  markets that have been authorized for investment by the Advisor's Investment  Committee.
As of the date of this  Prospectus,  the following  markets have been authorized for  investment  for the  Portfolio  and  comprise the  International  Universe:
Australia,  Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece,
Hong  Kong,  Ireland,  Italy,  Japan,  the  Netherlands,  New  Zealand,  Norway,
Portugal,   Singapore,   Spain,  Sweden,  Switzerland  and  the  United  Kingdom
(collectively,  the  "Authorized  Markets").  The Advisor will  determine in its discretion  when and  whether  to invest in markets  that have been  authorized, depending  on a number of factors,  such as asset  growth in the  Portfolio  and characteristics  of each such market.  The  Investment  Committee of the Advisor also may authorize  other markets for  investment in the future,  in addition to the Authorized  Markets identified above, or may remove one or more markets from the list of Authorized Markets.

     The increased exposure to small  capitalization and value companies for the
International  Portfolio  may be achieved by  decreasing  the  allocation of the
Portfolio's  assets to the largest growth companies  relative to their weight in the International Universe, which would result in a greater weight allocation to small  capitalization  and value  companies.  An equity  issuer is  considered a growth  company  primarily  because  it has a low,  non-negative  book  value in relation to its market  capitalization.  An equity  issuer is considered a value company  primarily  because it has a high book value in  relation  to its market capitalization.  In  assessing  growth  and  value,  the  Advisor  may  consider additional factors, such as  price-to-cash-flow or price-to-earnings  ratios, as well as economic conditions and developments in the issuer's industry.

     The Advisor determines company size on a country- or region-specific  basis and based primarily on market  capitalization.  The percentage allocation of the assets of the  International  Portfolio  to  securities  of the  largest  growth companies as defined above will  generally be reduced from between 5% and 35% of their  percentage  weight in the  International  Universe.  For  example,  as of
December  31,  2006,   securities  of  the  largest  growth   companies  in  the
International  Universe comprised 16% of the International  Universe, and if the
International Portfolio had been in operation,  the Advisor would have allocated
4% of the International  Portfolio's  assets to securities of the largest growth
companies  in  the   International   Universe.   The  percentage  by  which  the
International  Portfolio's  allocation  to  securities  of  the  largest  growth companies is reduced will fluctuate  with market  movements.  Additionally,  the range  by which  the  International  Portfolio's  percentage  allocation  to the securities  of the  largest  growth  companies  is  reduced as  compared  to the
International  Universe will change from time to time and may be impacted by the
Portfolio's   investment   strategies  with  respect  to  environmental   impact
considerations.

     The International  Portfolio may invest in Exchange Traded Funds (ETFs) and similarly  structured pooled  investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. The International Portfolio also may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on uninvested  cash pending  investment in securities or to maintain liquidity to pay redemptions.  The International Portfolio may enter into futures  contracts and options on futures  contracts for equity  securities and  indices.  In  addition to money  market  instruments  and other  short-term investments,  the Portfolio may invest in affiliated and unaffiliated registered and  unregistered  money  market  funds to manage the  Portfolio's  cash pending investment  in other  securities  or to  maintain  liquidity  for the payment of redemptions or other  purposes.  Investments in money market funds may involve a duplication of certain fees and expenses.  The above-referenced  investments are not subject to, although they may  incorporate,  the  International  Portfolio's environmental impact considerations.

     The International Portfolio invests in securities of Authorized Markets (as identified  above)  listed on bona fide  securities  exchanges  or traded on the over-the-counter  markets,  including securities listed or traded in the form of
European Depositary Receipts,  Global Depositary  Receipts,  American Depositary
Receipts or other types of depositary receipts. The International Portfolio will consider for purchase  securities that are associated with an Authorized Market, and include,  among others: (a) securities of companies that are organized under the laws of, or maintain  their  principal  place of business in, an  Authorized
Market;  (b)  securities  for  which  the  principal  trading  market  is  in an
Authorized  Market;  (c) securities issued or guaranteed by the government of an
Authorized  Market,  its agencies or  instrumentalities,  or the central bank of such country or territory;  (d) securities  denominated in an Authorized  Market currency issued by companies to finance  operations in Authorized  Markets;  (e)
securities  of companies  that derive at least 50% of their  revenues or profits from  goods  produced  or sold,  investments  made,  or  services  performed  in
Authorized  Markets or have at least 50% of their assets in Authorized  Markets;
(f)  equity  securities  of  companies  in  Authorized  Markets  in the  form of depositary  shares;  (g)  securities of pooled  investment  vehicles that invest primarily in  securities of Authorized  Markets or derivative  instruments  that derive their value from  securities of  Authorized  Markets;  or (h)  securities included in the Portfolio's  benchmark index.  Securities of Authorized  Markets may include  securities  of  companies  that have  characteristics  and business relationships  common to companies in other  countries or regions.  As a result, the value of the  securities of such  companies may reflect  economic and market forces in such other countries or regions as well as in the Authorized  Markets.
The Advisor,  however,  will select only those companies that, in its view, have sufficiently  strong  exposure  to  economic  and  market  forces in  Authorized
Markets.  For example, the Advisor may invest in companies organized and located in the  United  States or other  countries  or  regions  outside  of  Authorized
Markets,  including companies having their entire production  facilities outside of Authorized Markets,  when such companies meet the criteria discussed above to be considered associated with Authorized Markets.

          APPLYING THE PORTFOLIOS' ENVIRONMENTAL IMPACT CONSIDERATIONS

     The Advisor  intends to take into account the impact that companies have on the environment when making investment decisions for a Portfolio by excluding or
underweighting,   relative  to  a   portfolio   without   environmental   impact
considerations,  securities  of companies  that,  according  to the  Portfolio's environmental  impact  considerations,  may have a relatively negative impact on
the   environment,   and   overweighting,   relative  to  a  portfolio   without
environmental  impact  considerations,  securities of companies  that may have a relatively positive impact on the environment. The Advisor is expected to engage one or more third  party  service  providers  to provide  research  and  ratings information relating to the Portfolio's environmental impact considerations with respect to securities in the  portfolios,  where  information  is available from such providers.

     Examples  of the types of  considerations  that are  expected to be used to evaluate companies' impact on the environment are as follows:

Negative Factors:

o    Agricultural  chemicals:   The  company  produces  substantial  amounts  of
     agricultural chemicals, including pesticides.

o    Climate change: A substantial  percentage of the company's revenues relate, directly  or  indirectly,  to the sale of coal or oil and their  derivative fuel products.

o    Hazardous waste: The company has incurred substantial liabilities,  such as significant  fines  or  civil  penalties,  for  hazardous  waste  or  waste management violations.

o    Ozone depleting chemicals: The company is a manufacturer of ozone depleting chemicals  such  as  HCFCs,  methyl  chloroform,  methylene,  chloride,  or bromines.

o    Regulatory problems: The company recently has incurred substantial fines or civil  penalties  for,  or  demonstrated  a pattern  of  issues  regarding, violations of air, water, or other environmental regulations.

o    Substantial  emissions:  The company  exhibits  markedly high  emissions of toxic chemicals into the air and water from individual plants.

o    Negative  economic  impact:   The  company's  actions  have  incited  major
     controversies  regarding  the quality of life,  or  property  values in the community.

o    Other environmental  concerns:  The company has had material involvement in an environmental controversy not covered by other factors.

Positive Factors:

o    Beneficial  products and services:  The company earns substantial  revenues through the development of innovative products with environmental benefits, including  remediation products,  environmental  services, or products that promote the efficient use of energy.

o    Clean  energy:  The company has taken notable steps to reduce the impact of its operations on global  climate change and air pollution  through the use of renewable  energy or other clean fuels,  or through the  introduction of energy efficient programs or sale of products promoting energy efficiency.

o    Environmental  management  systems:  The  company  has  exhibited  a strong
     commitment  to   environmental   management   systems   through  ISO  14001
     certification and other voluntary programs.

o    Pollution   prevention:   The  company  has  established  strong  pollution
     prevention  programs,  including  those  designed to cut both emissions and toxic uses.

o    Recycling:  The company  either uses a  significant  percentage of recycled materials in its manufacturing process, or is a major firm in the recycling industry.

o    Other  strengths:  The  company  has  undertaken  noteworthy  environmental initiatives not covered by other factors.

     A   Portfolio   may   periodically   modify   its   environmental    impact
considerations.

     Based on the research and ratings  information  provided by the third party service  providers  on a company  with respect to both the positive and negative environmental  factors,  the Advisor  will  determine  an overall  environmental impact  score for the company.  The Advisor  will use the overall  environmental impact score of a company to  determine  whether the  securities  of the company
should  be:  (i)  excluded  from  a  Portfolio's   securities   holdings;   (ii)
underweighted within the Portfolio; or (iii) overweighted within the Portfolio.

     As described above, the Advisor will endeavor to consider the environmental impact of each company when  constructing  a Portfolio's  investment  portfolio.
However,  the Advisor may not be able to assess the environmental impact of each company eligible for purchase by a Portfolio.  For example,  the Advisor may not be able to  determine  an overall  environmental  impact  score for each company based on the  environmental  considerations  described  above  because the third party service  providers  may not have data on the entire  universe of companies considered  by the Advisor for a  Portfolio,  or may not have  information  with respect to each factor listed above as an environmental impact consideration.

     The  environmental  impact of a company  may change  while a  Portfolio  is holding  the  company's  securities  due to actions  taken by the company or new information that becomes available  concerning the company, and such information may impact the Portfolio's  decision to buy shares in the future of such company but will not necessarily  result in changes to current  holdings of such shares.
For instance,  if negative information about a company becomes available,  while future investment  decisions should reflect that information,  the Portfolio may continue to hold the  securities  it already owns in the short or long term,  so that the  composition  of the Portfolio may not, at all times,  reflect the most
current   environmental  impact   considerations.   A  Portfolio's  exposure  to
companies, industries and sectors of the market may be affected by environmental impact data  obtained  that may not be  completely  accurate with respect to any company  or by a given  environmental  factor  that  may not be as  relevant  as assumed in the overall score.

     Because the Advisor takes into account  environmental impact considerations when constructing the investment portfolio for a Portfolio,  a Portfolio may not invest  in,  or  deviate  in  its  exposure  to,  certain  types  of  companies, industries,  and segments of the designated markets in which a similar Portfolio without environmental impact considerations invests.

     Each Portfolio's  environmental impact  considerations are designed to meet the  investing  needs  of  shareholders;  the  exclusion,  purchase,  or sale of specific  securities  in a Portfolio  should not be  construed  as  reflecting a judgment by the Advisor or the Board of  Directors  of the Fund  relating to any environmental issue.

                             PORTFOLIO TRANSACTIONS

     Securities  will not be  purchased or sold based on the  prospects  for the economy,  the securities  markets,  or the  individual  issuers whose shares are eligible for purchase.  Securities  that have  depreciated  in value since their acquisition  will not be sold solely  because  prospects  for the issuer are not considered  attractive  or due to an expected or realized  decline in securities prices in general.  Securities will not be sold to realize  short-term  profits, but when circumstances warrant, they may be sold without regard to the length of time held.  Securities,  including those eligible for purchase,  may be disposed of, however, at any time when, in the Advisor's judgment,  circumstances warrant their sale, including,  but not limited to, tender offers,  mergers, and similar transactions,  or bids made for block purchases at opportune prices.  Generally, securities  will be purchased  with the  expectation  that they will be held for longer  than one year and will be held  until such time as they are no longer an appropriate holding in light of the investment policies of a Portfolio.

                                SECURITIES LOANS

     Each  Portfolio is  authorized  to lend  securities  to qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While a Portfolio may earn  additional  income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's total assets, which includes the value of collateral received.  To the extent a Portfolio  loans a portion of its  securities,  the Portfolio  will receive collateral  consisting generally of cash or U.S. government  securities, which will be  maintained  by marking to market  daily in an amount  equal to at least:  (i) 100% of the  current  market  value of the loaned  securities,  with respect to securities of the U.S.  government or its agencies;  (ii) 102% of the current market value of the loaned securities,  with respect to U.S. securities;
and (iii)  105% of the  current  market  value of the  loaned  securities,  with respect to foreign  securities.  Subject to its stated  investment  policies,  a
Portfolio  may invest the  collateral  received  for the  loaned  securities  in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition, a Portfolio will be able to terminate the loan at any time and will receive  reasonable  interest  on the  loan,  as well as  amounts  equal  to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolios'  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to securities  lending. A Portfolio will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned  securities if the  Portfolio  knows that a material  event will occur.  In the event of the bankruptcy of the borrower,  the Fund could  experience  delay in recovering the loaned  securities or only recover cash or a security of equivalent  value.  See
"OTHER  RISKS--SECURITIES  LENDING"  for a  discussion  of the risks  related to securities lending.

                          MANAGEMENT OF THE PORTFOLIOS

     The Advisor serves as investment  advisor to each  Portfolio.  As such, the
Advisor is  responsible  for the  management of each  Portfolio's  assets.  Each
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment  Committee  of the Advisor,  portfolio  managers,  and other  trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for each Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves any changes in regards to authorized  countries,  security  types,  and brokers.

     In accordance  with the team approach  used to manage each  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding each Portfolio, including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment  Committee.  Robert T.  Deere,  the  portfolio  manager  for the U.S.
Portfolio,  coordinates the efforts of all other portfolio managers with respect to the  day-to-day  management  of that  Portfolio  and  other  domestic  equity portfolios  managed by the Advisor.  Karen E. Umland,  the portfolio manager for the  International  Portfolio,  coordinates  the efforts of all other  portfolio managers with respect to the  day-to-day  management of that Portfolio and other international equity portfolios managed by the Advisor.

     Mr. Deere is a Senior  Portfolio  Manager and Vice President of the Advisor
and a member of the  Investment  Committee.  Mr. Deere received his MBA from the
University  of California at Los Angeles in 1991. He also holds a BS and BA from the University of California at San Diego.  Mr. Deere joined the Advisor in 1991 and has been responsible for the domestic equity portfolios since 1994.

     Ms. Umland is a Senior Portfolio  Manager and Vice President of the Advisor
and a  member  of the  Investment  Committee.  She  received  her BA  from  Yale
University in 1988 and her MBA from the  University of California at Los Angeles in 1993. Ms. Umland joined the Advisor in 1993 and has been  responsible for the international equity portfolios since 1998.

     The Portfolios'  SAI provides  information  about each portfolio  manager's compensation,  other  accounts  managed  by each  portfolio  manager,  and  each portfolio manager's ownership of Portfolio shares.

     The Advisor  provides each Portfolio with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to  obtaining  best price and  execution.  The  Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401. A discussion regarding the basis for the Board of Directors' approving the investment management agreements with respect to the Portfolios will be available in future annual or semi-annual reports to shareholders of the Portfolios.

     The Fund bears all of its own costs and  expenses,  including:  services of its independent  registered  public  accounting firm,  legal counsel,  brokerage fees,  commissions,  and transfer taxes in connection  with the  acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to  meetings  of  its  shareholders  and  directors,  the  cost  of  filing  its registration  statements  under the federal  securities laws and the cost of any filings  required under state  securities  laws,  reports to  shareholders,  and transfer and dividend disbursing agency,  administrative services, and custodian fees. Expenses allocable to a particular portfolio of the Fund are so allocated.
The expenses of the Fund that are not  allocable to a particular  portfolio  are borne by each portfolio on the basis of its relative net assets or equally.

     The  Advisor  has been  engaged in the  business  of  providing  investment management  services  since May 1981.  The Advisor is  currently  organized as a
Delaware  limited  partnership  and is  controlled  and  operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. Prior to November 3,
2006, the Advisor was named  Dimensional Fund Advisors Inc. and was organized as a  Delaware  corporation.  As of the  date  of  this  Prospectus,  assets  under management total  approximately $150 billion.  The Advisor controls  Dimensional
Fund Advisors Ltd. ("DFAL") and DFA Australia Limited ("DFA Australia").

Investment Services-International Portfolio

     The Advisor has entered into a Sub Advisory  Agreement with each of DFAL (7
Down Street,  London W1J7AJ, United Kingdom) and DFA Australia (Level 29 Gateway
1, MacQuarie Place, Sydney, New South Wales 2000, Australia), respectively, with respect  to the  International  Portfolio.  Pursuant  to the  terms  of each Sub
Advisory  Agreement,  DFAL  and  DFA  Australia  each  have  the  authority  and responsibility to select brokers and dealers to execute securities  transactions
for  the  International  Portfolio.   Each  Sub  Advisor's  duties  include  the
maintenance  of a  trading  desk  and the  determination  of the  best  and most efficient means of executing securities transactions.  On at least a semi-annual basis, the Advisor will review the holdings of the  International  Portfolio and review the trading  process and the  execution of securities  transactions.  The
Advisor is responsible  for determining  those  securities that are eligible for purchase and sale by the  International  Portfolio  and may delegate  this task, subject to its own review,  to DFAL and DFA  Australia.  DFAL and DFA  Australia
maintain and furnish to the Advisor  information  and reports on small companies in certain markets,  including  recommendations of securities to be added to the securities that are eligible for purchase by the International  Portfolio.  DFAL is a member of the  Financial  Services  Authority  ("FSA"),  a  self-regulatory organization for investment managers operating under the laws of England.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     Each  Portfolio  intends to  qualify  each year as a  regulated  investment company under the Internal Revenue Code (the "Code"). As a regulated  investment company,  a  Portfolio  generally  pays no federal  income tax on the income and gains it distributes to  shareholders.  Dividends from net investment  income of each  Portfolio  are  distributed  quarterly  (on a calendar  basis) and any net realized  capital gains (after any reductions  for capital loss  carry-forwards)
are distributed annually, typically in December. Each Portfolio also may make an additional dividend  distribution from net investment income in November of each year. The amount of any distribution will vary, and there is no guarantee either
Portfolio will pay either an income dividend or a capital gains distribution.

     Shareholders  of each  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless, upon written notice to the Advisor and completion of account information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends  and  distributions  received the  previous  calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.

     If a taxable  shareholder  invests in a Portfolio shortly before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Portfolio's  shares by the  amount  of the  distribution  and,  in  effect,  the shareholder  will receive some of his  investment  back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional Portfolio shares or receives them in cash.

     For federal  income tax  purposes,  Portfolio  distributions  of short-term capital gains are taxable to you as ordinary income.  Portfolio distributions of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gains rates provided  certain holding period requirements are met.

     The International  Portfolio may be subject to foreign withholding taxes on income from foreign securities. If more than 50% in value of the total assets of the International  Portfolio is invested in securities of foreign  corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of  foreign  income  taxes  paid by the  Portfolio.  If this  election  is made, shareholders  will be required to include in their gross  income  their pro rata share of these  foreign  taxes paid by the  Portfolio,  and will be  entitled to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing  their  taxable  income or to claim a credit for such taxes  against their U.S.  federal  income tax,  subject to certain  limitations under the Code.

     The sale of shares of a  Portfolio  is a taxable  event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred  on sale or  exchange of a
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     By law, a  Portfolio  is required  to  withhold  28% of taxable  dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper  taxpayer  identification  number and certain  required certifications. Shareholders may avoid this withholding requirement by providing
and  certifying  on  the  account   registration  form  their  correct  Taxpayer
Identification  Number  and by  certifying  that they are not  subject to backup withholding and are U.S. persons  (including U.S. resident aliens).  A Portfolio must also withhold if the IRS instructs it to do so.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on distributions from a Portfolio and on gains arising on redemption or exchange  of a  Portfolio's  shares.  Distributions  of  interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt from state personal income taxes.

     Non-U.S.  investors are subject to U.S.  withholding  tax at a 30% or lower treaty rate on dividends paid by a Portfolio,  subject to limited exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends and  interest-related  dividends.  The exemptions from withholding for short-term capital gain dividends and interest-related dividends sunset and will no longer apply to dividends  paid with respect to taxable  years of a Portfolio beginning  after  December 31, 2007 unless such  exemptions are extended or made permanent.  Notwithstanding such exemptions,  non-U.S.  investors are subject to backup withholding at a rate of 28% on dividends,  capital gains  distributions, and redemption  proceeds paid to shareholders who fails to properly certify they are not U.S. persons. Non-U.S. investors also may be subject to U.S. estate tax.

     Income  received by a Portfolio from certain  equity  interests in mortgage pooling vehicles is treated as "excess inclusion income." A Portfolio may derive such income either as a result of its direct  investment  in such  interests or, indirectly,  through  its  investment  in REITs  that  hold  such  interests  or otherwise qualify as taxable mortgage pools. In general, this income is required to be reported to Portfolio shareholders that are not disqualified organizations
(as defined below) in proportion to dividends paid with the same consequences as if the  shareholders  directly  received  the excess  inclusion  income.  Excess inclusion  income:  (i)  may not be  offset  with  net  operating  losses;  (ii)
represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder  that is not a  disqualified  organization;  and (iii) is subject to withholding  tax,  without  regard to otherwise  applicable  exemptions  or rate reductions, to the extent such income is allocable to a shareholder who is not a
U.S. person. A Portfolio must pay the tax on its excess inclusion income that is
allocable  to   "disqualified   organizations,"   which  generally  are  certain
cooperatives,  governmental  entities and tax-exempt  organizations that are not subject  to  tax on  UBTI.  To the  extent  that  Portfolio  shares  owned  by a disqualified  organization  are held in record name by a broker/dealer  or other nominee,  a Portfolio  must  inform the  broker/dealer  or other  nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must  pay  the tax on the  portion  of a  Portfolio's  excess  inclusion  income allocable to them on behalf of the disqualified organizations.

     This discussion of "Dividends,  Capital Gains  Distributions  and Taxes" is
not intended or written to be used as tax advice.  Prospective  investors should consult the SAI.  Because  everyone's  tax situation is unique,  you should also consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in a Portfolio.

               ELECTRONIC SHAREHOLDER INFORMATION AND TRANSACTIONS

     In order to conserve natural resources, which the Advisor understands is an important  consideration of the  shareholders of the Portfolios,  the Portfolios have adopted a policy that reflects such concerns,  where possible,  such that a shareholder, when opening an account, is encouraged to consent to the acceptance of all shareholder  information about the Portfolio(s) in which the shareholders invests, through electronic delivery and access to the Portfolios' web site.

     The Portfolios may deliver paper-based  shareholder  information in certain circumstances  at no  extra  cost to the  investor.  If a  shareholder  calls or
e-mails  the  Portfolios  to request  paper-based  shareholder  information,  or revokes  consent to receive  all  shareholder  information  electronically,  the
Portfolios  will deliver such  information  and the shareholder may be charged a fee of up to $15  to  cover  the  costs  of  printing,  shipping  and  handling.
Shareholder   information  includes   prospectuses,   statements  of  additional
information, annual and semi-annual reports, confirmations and statements.

     The  Portfolios'  web  site  address  is   www.dfafunds.com.   The  current
Prospectus of the Portfolios will be readily  available for viewing and printing on the web site.

     An interruption in transmissions  over the Internet  generally or a problem in the  transmission of the Portfolios' web site in particular could result in a delay or  interruption  in the ability of shareholders to access the web site or otherwise interact with the Portfolios.

                               PURCHASE OF SHARES

Cash Purchases

     Investors  may  purchase  shares of a  Portfolio  by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolios generally are available for investment only by certain  institutional investors.  All  investments  are  subject to  approval  by the  Advisor and all investors must complete and submit the necessary account  registration  forms in good order.  The Fund  reserves  the right to reject any  initial or  additional investment and to suspend the offering of shares of a Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc. (specify  Portfolio).  Additional  investments also may be made through the wire  procedure by first  notifying the Advisor.  Investors who wish to purchase shares  of a  Portfolio  by check  should  send  their  check to DFA  Investment
Dimensions  Group  Inc.,  c/o PFPC Inc.,  P.O.  Box 8916,  Wilmington,  Delaware
19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations may also be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities  that are eligible for  acquisition by the Portfolio or otherwise represented in its portfolio as described in this  Prospectus or in exchange for local  currencies in which such  securities of the  International  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and  Portfolio  shares to be issued in the exchange  will be valued as set forth under  "VALUATION OF SHARES" at the time of the next  determination of net asset value after such acceptance. All dividends,  interests,  subscription,  or other rights  pertaining to such securities shall become the property of the Portfolio whose  shares  are  being  acquired  and  must be  delivered  to the Fund by the investor upon receipt from the issuer.

     The Fund will not accept  securities  in exchange for shares of a Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors  who are subject to federal  taxation  upon the exchange  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The  Portfolios  are designed for long-term  investors and are not intended for investors that engage in excessive  short-term  trading activity that may be harmful  to  the  Portfolios,  including  but  not  limited  to  market  timing.
Short-term  or  excessive  trading  into and out of the  Portfolios  can disrupt portfolio  management  strategies,  harm  performance,  and  increase  Portfolio expenses  for all  shareholders,  including  long-term  shareholders  who do not generate these costs.

     In addition,  the  International  Portfolio may be more  susceptible to the risks of short-term trading than other Portfolios. The nature of the holdings of the  International  Portfolio may present  opportunities  for a  shareholder  to engage in a short-term  trading  strategy that exploits  possible delays between changes in the price of the  Portfolio's  holdings and the  reflection  of those changes in the Portfolio's net asset value (called  "arbitrage  market timing").
Such  delays may occur  because  the  International  Portfolio  has  significant investments  in foreign  securities  where,  due to time zone  differences,  the values of those  securities  are  established  some time  before  the  Portfolio calculates  its net asset value.  In such  circumstances,  the available  market prices  for such  foreign  securities  may not  accurately  reflect  the  latest indications of value at the time the International  Portfolio calculates its net asset value.  There is a possibility that arbitrage market timing may dilute the value of the International  Portfolio's shares if redeeming shareholders receive proceeds (and  purchasing  shareholders  receive  shares) based upon a net asset value that does not reflect appropriate fair value prices.

     The Board of Directors of the Fund (the  "Board") has adopted a policy (the
"Trading  Policy")  and the  Advisor  and  DFA  Securities  Inc.  (collectively,
"Dimensional") and their agents have implemented the following procedures, which are designed to discourage  and prevent  market  timing or excessive  short-term trading in the Portfolios:  (i) trade activity  monitoring and purchase blocking procedures, and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor trades and flows of money in and out of the  Portfolios  from time to time in an  effort to detect  excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made on behalf of market timers.  The Fund,  Dimensional  and their agents reserve the right to restrict, refuse  or  cancel  any  purchase  or  exchange  request  made  by  an  investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is  potentially  disruptive  to a Portfolio.  In making such  judgments,  the  Fund  and  Dimensional  seek to act in a  manner  that is consistent  with the interests of  shareholders.  For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolios, and accounts under common ownership, influence or control.

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two "round trips"),  the
Fund and  Dimensional  intend to block the investor  from making any  additional purchases  in that  Portfolio  for 90 calendar  days (a  "purchase  block").  If implemented,  a purchase  block will begin at some point  after the  transaction that caused the investor to have engaged in the  prohibited  two  round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted  to  implement a longer  purchase  block,  or  permanently  bar future purchases by an investor, if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S.  investment  companies  that operate as funds of funds  (subject to monitoring  by  Dimensional);  (iii)  purchases  and  redemptions  by  a  feeder portfolio of a master fund's shares;  (iv) systematic or automated  transactions where the  shareholder,  financial  advisor  or  investment  fiduciary  does not exercise  direct  control over the  investment  decision;  (v)  retirement  plan contributions,  loans,  loan repayments and  distributions  (including  hardship withdrawals)  identified as such in the retirement plan  recordkeeper's  system;
(vi) purchase transactions  involving transfers of assets,  rollovers,  Roth IRA
conversions  and  IRA  recharacterizations;   (vii)  purchases  of  shares  with
Portfolio  dividends  or  capital  gain  distributions;   (viii)  transfers  and
reregistrations  of shares  within a  Portfolio;  and (ix)  transactions  by 529
Plans. Notwithstanding the Fund's purchase blocking procedures, all transactions in  Portfolio  shares are  subject to the right of the Fund and  Dimensional  to restrict  potentially  disruptive  trading  activity  (including  purchases  and redemptions  described  above that will not be subject to the purchase  blocking procedures).

     The Fund, Dimensional or their designees have the ability, pursuant to Rule
22c-2 under the 1940 Act, to request information from financial  intermediaries,
such  as  401(k)  plan   administrators,   trust  companies  and  broker-dealers
(together,  "Intermediaries"),  concerning  trades  placed in omnibus  and other multi-investor accounts (together,  "Omnibus Accounts"),  in order to attempt to monitor trades that are placed by the underlying  shareholders  of these Omnibus
Accounts.  The Fund,  Dimensional  and their  designees will use the information obtained from the  Intermediaries  to monitor trading in the Fund and to attempt to  identify  shareholders  in  Omnibus  Accounts  engaged  in  trading  that is inconsistent  with the Trading  Policy or otherwise not in the best interests of the Fund.  The Fund,  Dimensional or their  designees,  when they detect trading patterns in shares of a  Portfolio  (or other  portfolios  of the Fund) that may constitute short-term or excessive trading, will provide written instructions to the  Intermediary  to restrict or prohibit  further  purchases  or  exchanges of shares of the Portfolio (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in a Portfolio's shares (directly or indirectly through the Intermediary's account)
that violate the Trading Policy.

          The ability of the Fund and  Dimensional to impose these  limitations, including the purchase  blocking  procedures,  on investors  investing through  Intermediaries  is  dependent  on the receipt of  information necessary to identify transactions by the underlying investors and the
          Intermediary's   cooperation  in  implementing   the  Trading  Policy.
          Investors seeking to engage in excessive  short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and  Dimensional to prevent  excessive  short-term trading,  there is no assurance  that the Fund,  Dimensional  or their agents will be able to identify  those  shareholders  or curtail their trading  practices.  The  ability of the Fund,  Dimensional  and their agents to detect and limit  excessive  short-term  trading also may be restricted by operational systems and technological limitations.

          The purchase  blocking  procedures of the Trading Policy may not apply to redemptions by  shareholders  whose shares are held on the books of
          Intermediaries if the  Intermediaries  have not adopted  procedures to implement  this  Policy.  The  Fund and  Dimensional  will  work  with
          Intermediaries  to develop  such  policies to  institute  the purchase blocking  procedures or other procedures that the Fund and Dimensional determine  are  reasonably  designed to achieve the  objective of this
          Trading Policy. At the time the Intermediaries adopt these procedures, shareholders  whose  accounts are on the books of such  Intermediaries will be subject to the Trading Policy's purchase  blocking  procedures or another  frequent trading policy that achieves the objective of the purchase blocking procedures.  Investors that invest in the Portfolios
          through  an   Intermediary   should  contact  the   Intermediary   for
          information  concerning the policies and procedures  that apply to the investor.

          As of the  date  of this  Prospectus,  the  ability  of the  Fund  and
          Dimensional to apply the purchase blocking  procedures on purchases by all investors and the ability of the Fund and  Dimensional  to monitor trades  through  Omnibus  Accounts  maintained  by  Intermediaries  is severely limited due to systems limitations of both the Fund's service
          providers   and  the   Intermediaries.   The  Fund  expects  that  the
          application  of the Trading Policy as described  above,  including the purchase  blocking  procedures  (subject to the limitations  described above),  will be enhanced by the  application of the  requirements  of
          Rule 22c-2 under the 1940 Act to  Intermediaries,  though  there is no guarantee that this will be the case.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which a Portfolio distributes portfolio securities to a  shareholder  in-kind,  where the  redemption  will not disrupt the  efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures that govern the pricing of the securities of the Portfolios.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolios' securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in a Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset value per share of a Portfolio is calculated  after the close of the  NYSE  (normally,  1:00  p.m.  PT) by  dividing  the  total  value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of  the  stock  of the  Portfolio.  A  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The  value of shares of a  Portfolio  will  fluctuate  in  relation  to its investment  experience.  Securities  held  by a  Portfolio  will  be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by a Portfolio (including over-the-counter  securities) are valued at the last quoted sale price of the day.  Securities held by a Portfolio that are  listed on Nasdaq  are  valued at the  Nasdaq  Official  Closing  Price
("NOCP").  If  there is no last  reported  sales  price  or NOCP of the  day,  a
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of the  securities  and other assets of a Portfolio  for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board of the Fund.
Fair value pricing may also be used if events that have a significant  effect on the value of an investment  (as  determined in the  discretion of the Investment
Committee of the Advisor) occur before the net asset value is  calculated.  When fair value  pricing is used,  the prices of  securities  used by a Portfolio may differ  from the quoted or  published  prices for the same  securities  on their primary markets or exchanges.

     As of the date of this Prospectus,  the  International  Portfolio will also fair value price in the  circumstances  described below.  Generally,  trading in foreign  securities  markets is completed  each day at various  times before the close of the NYSE. For example,  trading in the Japanese  securities  markets is completed  each day at the close of the Tokyo Stock  Exchange  (normally,  11:00
p.m. PT), which is fourteen hours before the close of the NYSE  (normally,  1:00
p.m. PT) and the time that the net asset values of the  International  Portfolio is computed.  Due to the time  differences  between the closings of the relevant foreign securities exchanges and the time the International Portfolio prices its shares at the close of the NYSE, the International Portfolio will fair value its foreign  investments  when it is determined  that the market  quotations for the foreign  investments are either  unreliable or not readily  available.  The fair value prices will attempt to reflect the impact of the U.S.  financial  markets'
perceptions  and trading  activities on the  International  Portfolio's  foreign investments  since the last  closing  prices  of the  foreign  investments  were calculated on their primary foreign securities  markets or exchanges.  For these purposes,  the Board of Directors of the Fund has  determined  that movements in relevant indices or other appropriate market indicators,  after the close of the
Tokyo  Stock  Exchange or the London  Stock  Exchange,  demonstrate  that market quotations may be unreliable, and may trigger fair value pricing.  Consequently, fair  valuation of  portfolio  securities  may occur on a daily basis.  The fair value  pricing by the  International  Portfolio  utilizes  data  furnished by an independent  pricing service (and that data draws upon, among other information, the market  values of foreign  investments).  The fair value prices of portfolio securities  generally  will be used when it is  determined  that the use of such prices will have a material  impact on the net asset value of the  International
Portfolio.  When the International Portfolio uses fair value pricing, the values assigned to the  International  Portfolio's  foreign  investments may not be the quoted or  published  prices of the  investments  on their  primary  markets  or exchanges.  The Board of  Directors of the Fund  monitors  the  operation of the
method  used  to  fair  value  price  the  International   Portfolio's   foreign
investments.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no assurance that a Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result, the sale or redemption by a  Portfolio  of its  shares at net  asset  value,  at a time when a holding  or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts held by a Portfolio is determined each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of a  Portfolio  will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for a Portfolio's  shares from investors.  With respect to such investors,  the shares of a Portfolio will be priced at the public offering price  calculated  after receipt of the purchase  order by the  Intermediary  or
Sub-designee,  as applicable,  that is authorized to receive purchase orders. If the investor buys shares through an Intermediary or  Sub-designee,  the purchase price will be the public offering price next calculated  after the  Intermediary or Sub-designee,  as applicable,  receives the order, rather than on the day the custodian  receives the investor's  payment  (provided that the  Intermediary or
Sub-designee,  as applicable, has received the investor's purchase order in good order, and the investor has complied with the  Intermediary's  or Sub-designee's payment  procedures).  No  reimbursement  fee or  sales  charge  is  imposed  on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares  of a  Portfolio  for  shares  of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to: DFA Investment Dimensions Group Inc. as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the  portfolios  available for exchanges and to request a copy of the  prospectus(es)  of such  portfolios.  There is no fee imposed on an exchange.  However,  the Fund reserves the right to impose an administrative fee in order to cover the costs  incurred in  processing  an exchange.  Any such fee will be disclosed in the Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the transaction.  The Fund  reserves the right to revise or  terminate  the exchange privilege,  limit the amount of or reject  any  exchange,  or waive the  minimum amount requirement as deemed necessary, at any time.

     Investors in a Portfolio  also may exchange all or part of their  Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of a Portfolio or otherwise  adversely  affect the Fund, any proposed exchange is subject to the approval of the Advisor.  Such  approval  will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that  shareholder;  (iii) the nature of the  underlying  securities and the cash position  of  the  portfolios  involved  in  the  proposed  exchange;  (iv)  the transaction costs involved in processing the exchange;  and (v) the total number of redemptions by exchange  already made out of the Portfolio.  Excessive use of the exchange  privilege is defined as any pattern of exchanges among  portfolios by an investor that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  Portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem shares of a Portfolio must first contact the
Advisor at (310) 395-8005. A Portfolio will redeem shares at the net asset value of such shares next determined after receipt of a written request for redemption in good order,  by the transfer agent (or by an  Intermediary or a Sub-designee, if  applicable).  "Good  order"  means that the  request to redeem  shares  must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular  trading on the NYSE  (normally  1:00 p.m.  PT), including  but not limited  to: a letter of  instruction  or a stock  assignment specifying  the number of shares or dollar amount to be redeemed,  signed by all registered owners (or authorized  representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account,  proof of authority  and a guarantee of the  signature of each  registered  owner by an
eligible  guarantor  institution;   and  any  other  required  supporting  legal
documents.  A signature  guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency  or  savings  association  who  are participants  in a  medallion  program  recognized  by the  Securities  Transfer
Association.  The three recognized  medallion  programs are Securities  Transfer
Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP), and
New York Stock  Exchange,  Inc.  Medallion  Signature  Program (MSP).  Signature
guarantees that are not a part of these programs will not be accepted.

     Shareholders  redeeming  shares who have authorized  redemption  payment by wire in writing,  may request that redemption  proceeds be paid in federal funds wired to the bank they have  designated in writing.  The Fund reserves the right to send  redemption  proceeds  by check in its  discretion;  a  shareholder  may request overnight  delivery of such check at the  shareholder's own expense.  If the  proceeds  are wired to the  shareholder's  account  at a bank that is not a member of the Federal  Reserve  System,  there could be a delay in crediting the funds to the shareholder's bank account. The Fund reserves the right at any time
to  suspend  or  terminate  the  redemption  by  wire   procedure   after  prior
notification to shareholders.  No fee is charged for redemptions. The redemption of all shares in an account  will  result in the  account  being  closed.  A new
Account Registration Form will be required for future investments. See "PURCHASE
OF SHARES." In the interests of economy and convenience, certificates for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which may take up to ten days or more.  Investors may avoid this delay by submitting a certified check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolios,  the Fund  reserves the right to redeem a shareholder's  account if the value of the shares in a Portfolio is $500 or less because of redemptions by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder,  the Fund will give written  notice of the  redemption to the  shareholder  at least sixty days before the redemption  date. The shareholder will then have sixty days from the date of the notice to make an  additional  investment  in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such  involuntary  redemption.  The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of  business  on the  redemption date.

In-Kind Redemptions

     When  in the  best  interests  of a  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities  laws and  regulations  governing  mutual funds.  Investors may incur brokerage  charges and other  transaction  costs  selling  securities  that were received in payment of redemptions.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     Each  Portfolio  generally  will  disclose  up to its 25 largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most  recent  month-end,  online  at the  Advisor's  public  web site,
http://www.dfaus.com, within 20 days after the end of each month. Each Portfolio also generally will disclose its complete  portfolio  holdings  (other than cash and cash equivalents), as of month-end, online at the Advisor's public web site, three months  following the month-end.  Please consult the SAI for a description of the other  policies and  procedures  that govern  disclosure of the portfolio holdings by the Portfolios.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate  duplicate  mailings and reduce  expenses,  the Portfolios may deliver a single copy of certain shareholder documents,  such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are  registered in different  names.  This practice is known as
"householding."   The  Portfolios  will  not  household   personal   information
documents,  such as account statements. If you do not want the mailings of these documents to be combined with those of other members of your  household,  please call us collect at (310) 395-8005.  We will begin sending  individual  copies of the shareholder documents to you within 30 days of receiving your request.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

                     Investment Advisor

                DIMENSIONAL FUND ADVISORS LP
                      1299 Ocean Avenue
                   Santa Monica, CA 90401
                   Tel. No. (310) 395-8005
--------------------------------------------------------------------------------
         Sub-Advisors

DIMENSIONAL FUND ADVISORS LTD.

        7 Down Street
        London W1J7AJ
        United Kingdom
   Tel. No. (20) 7016-4500
                                      Accounting Services, Dividend
                                      Disbursing, and Transfer Agent
    DFA AUSTRALIA LIMITED

       Level 29 Gateway                        PFPC INC.
      1 MacQuarie Place                  301 Bellevue Parkway
 Sydney, New South Wales 2000            Wilmington, DE 19809
          Australia
  Tel. No. (612) 8 336-7100
--------------------------------------------------------------------------------

                                             Legal Counsel

                                 STRADLEY, RONON, STEVENS & YOUNG, LLP
                                       2600 One Commerce Square
                                      Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------

                                 Independent Registered Public Accounting Firm

                                          PRICEWATERHOUSECOOPERS LLP
                                              Two Commerce Square
                                                  Suite 1700
                                              2001 Market Street
                                          Philadelphia, PA 19103-7042
--------------------------------------------------------------------------------
Custodian - International

                                       Custodian - Domestic
      CITIBANK, N.A.
     111 Wall Street                    PFPC TRUST COMPANY
    New York, NY 10005                 301 Bellevue Parkway
                                       Wilmington, DE 19809
--------------------------------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and the  Portfolios  in the
Portfolios' SAI and Annual and Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this  Prospectus.  It includes an  expanded  discussion  of  investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected each Portfolio in its last fiscal year.  The Portfolios are new, so these reports are not yet available for the Portfolios.

Request free copies from:

o    Your investment  advisor - if you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The  Fund  -  if  you  represent  an  institutional  investor,   registered
     investment  advisor or other  qualifying  investor.  Call  collect at (310)
     395-8005.

o    Access them on our web site at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                       Subject to completion, October 17, 2007.

                               P R O S P E C T U S

                               ____________, 2007
  Please carefully read the important information it contains before investing.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
--------------------------------------------------------------------------------

     DFA Investment Dimensions Group Inc. is an investment company that offers a variety of investment portfolios.  The Portfolio described in this Prospectus: o
Has its own  investment  objective  and  policies,  and is the  equivalent  of a separate mutual fund. o Is generally  available only to institutional  investors and  clients  of  registered  investment  advisors.  o Does  not  charge a sales commission or "load." o Is designed for long-term investors.

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

The  Securities and Exchange  Commission  has not approved or disapproved  these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The  information  in this  prospectus is not complete and may be changed.  These securities  may not be sold  until the  registration  statement  filed  with the
Securities and Exchange Commission is effective.  The prospectus is not an offer to sell these  securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

RISK/RETURN SUMMARY

About the Portfolio

The Portfolio:

     o    Is  generally  offered  to  institutional  investors  and  clients  of registered investment advisors.

     o    Does not charge sales commissions or "loads."

     o    Is designed for long-term investors.

Management

Dimensional  Fund Advisors LP (the "Advisor") is the investment  manager for the
Portfolio.

Fixed Income Investment Approach:

Portfolio construction: Generally, the Advisor structures the Portfolio by:

1.   Setting a maturity range.

2.   Implementing the Advisor's quality and eligibility guidelines.

3.   Purchasing securities with a view to maximizing returns.

Investment Objective, Strategies and Risks

o    Investment  Objective:  Maximize  total  returns  within  the  universe  of domestic and foreign debt securities that the Portfolio invests.

o    Investment Strategy: Seek to maximize total returns from a universe of U.S.
     and  foreign  debt  securities  maturing  in two years or less.  These debt securities  may  include  U.S.  government  securities,  high-quality  U.S.
     corporate  securities and fixed income instruments of foreign  governments, foreign  corporations  and  supranational  organizations  (e.g.,  the World
     Bank). The Portfolio also plans to invest  significantly in the obligations of the banking industry if particular  conditions  occur. The Portfolio may
     selectively   hedge  its  foreign   currency  risks   depending  on  market
     conditions.

o    Principal  Risks:  Market Risk,  Foreign  Securities and Currencies  Risks,
     Interest Rate Risk,  Credit Risk, Risk of Banking  Concentration and Income
     Risk.

Principal Risks

Market Risk: Even a long-term  investment  approach  cannot  guarantee a profit.
Economic,  political,  and  issuer-specific  events  will  cause  the  value  of securities,  and the  Portfolio,  which  owns the  securities,  to rise or fall.
Because the value of your investment in the Portfolio will  fluctuate,  there is the risk that you may lose money.

Foreign  Securities and Currencies Risks:  Foreign securities prices may decline
or  fluctuate   because  of:  (a)  economic  or  political  actions  of  foreign governments,  and/or (b) less regulated or liquid securities markets.  Investors holding  these  securities  also are  exposed  to  foreign  currency  risk  (the possibility  that foreign  currency  will  fluctuate  in value  against the U.S.
dollar). The Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

Interest Rate Risk:  Fixed income  securities  are subject to interest rate risk because  the  prices of fixed  income  securities  tend to move in the  opposite direction of interest rates.  When interest rates rise, fixed income  securities prices fall. When interest rates fall, fixed income  securities  prices rise. In general,  fixed income  securities with longer  maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest  payments  and/or repay  principal  when due. A downgrade to an issuer's credit rating or a perceived change in an issuer's  financial  strength may affect a security's  value,  and thus,  impact the Portfolio's  performance.
Credit risk is greater for fixed income securities with ratings below investment grade (BB or below by Standard & Poor's  Ratings Group ("S&P") or Ba or below by
Moody's Investors Service, Inc.  ("Moody's")).  Fixed income securities that are below investment grade involve high credit risk and are considered  speculative.
Below investment grade fixed income  securities also may fluctuate in value more than higher  quality  fixed  income  securities  and,  during  periods of market volatility,  may be more  difficult to sell at the time and price the  Portfolio desires. While securities directly issued or guaranteed by the U.S. Treasury and by agencies and  instrumentalities  that are backed by the full faith and credit of the  U.S.  government  present  little  credit  risk,  securities  issued  or guaranteed by other agencies or instrumentalities may have greater credit risks.
U.S.  government  agency  securities  issued or  guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of  Banking  Concentration:  The  Portfolio  will  concentrate  its assets
(invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies ("banking industry  securities") when the yield to maturity on eligible portfolio  investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible  portfolio investments as a group generally for a period of five  consecutive days when the
New York Stock  Exchange  ("NYSE")  is open for  trading.  Focus on the  banking industry  would  link  the  performance  of  the  Portfolio  to  changes  in the performance  of the banking  industry  generally.  For example,  a change in the market's  perception of the riskiness of banks compared to non-banks would cause the value of the Portfolio's securities to fluctuate.

Income Risk:  Income risk is the risk that falling interest rates will cause the
Portfolio's income to decline.

Other Risks

Derivatives:

Derivatives are securities,  such as futures contracts, whose values are derived from the values of other  securities  or  indices.  Derivatives  can be used for hedging  (attempting to reduce risk by offsetting  one investment  position with another)  or  non-hedging  purposes.  The  Portfolio  may use  foreign  currency contracts to hedge foreign currency risks. Hedging with derivatives may increase expenses,  and there is no guarantee  that a hedging  strategy will work.  While hedging can reduce or eliminate losses, it also can reduce or eliminate gains.

The  Portfolio  also  may  use  derivatives  to  gain  market  exposure  on  the
Portfolio's  uninvested  cash pending  investment  in  securities or to maintain liquidity to pay  redemptions.  The use of derivatives for non-hedging  purposes may be considered more  speculative  than other types of  investments.  When the
Portfolio  uses  derivatives  for  non-hedging  purposes,  the Portfolio will be directly  exposed  to the  risks of those  derivatives.  Gains  or  losses  from derivative  instruments  may be  substantially  greater  than  the  derivatives'
original cost.

Securities Lending:

The Portfolio may lend its portfolio  securities to generate  additional income.
Securities  lending  involves  the risk that the borrower may fail to return the securities  in a timely  manner or at all. As a result,  the  Portfolio may lose money  and  there  may be a delay  in  recovering  the  loaned  securities.  The
Portfolio also could lose money if the Portfolio does not recover the securities and/or the value of the  collateral  falls,  including the value of  investments made with cash collateral. Securities lending may have certain potential adverse tax consequences.  See "SECURITIES LOANS" for further  information on securities lending.

Other Information

Commodity Pool Operator Exemption:

The  Portfolio  is operated by a person that has claimed an  exclusion  from the definition of the term "commodity  pool operator"  under the Commodity  Exchange
Act  ("CEA"),  and,  therefore,  such person is not subject to  registration  or regulation as a commodity pool operator under the CEA.

Risk and Return Bar Chart and Table

Performance information is not available for the Portfolio because it is new.

                                FEES AND EXPENSES

This  table  describes  the  fees and  expenses  you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment): None

                         ANNUAL FUND OPERATING EXPENSES
               (expenses that are deducted from Portfolio assets)

Management Fee..........................................................0.15%
Other Expenses..........................................................0.58%*

Total Annual Operating Expenses.........................................0.73%
Fee Waiver and/or Expense Reimbursements................................0.48%

Net Expenses............................................................0.25%**
__________________

*    "Other  Expenses" are annualized  expenses  based on  anticipated  fees and expenses  payable by the Portfolio  through the fiscal year ending November
     30, 2008.

**   Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
     Portfolio,  the  Advisor  has  agreed  to  waive  all or a  portion  of its management  fee  and to  assume  the  ordinary  operating  expenses  of the
     Portfolio  (excluding  the expenses  that the Portfolio  incurs  indirectly
     through  its  investment  in  other   investment   companies)   ("Portfolio
     Expenses") to the extent  necessary to limit the Portfolio  Expenses of the
     Portfolio to 0.25% of the  Portfolio's  average net assets on an annualized basis (the  "Expense  Limitation  Amount").  At any time that the Portfolio
     Expenses of the Portfolio are less than the Portfolio's  Expense Limitation
     Amount,  the Advisor retains the right to seek  reimbursement  for any fees previously  waived and/or  expenses  previously  assumed to the extent that such  reimbursement  will not cause the  Portfolio's  annualized  Portfolio
     Expenses to exceed the Expense  Limitation  Amount.  The  Portfolio  is not
     obligated to reimburse the Advisor for fees  previously  waived or expenses previously  assumed by the Advisor more than  thirty-six  months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement
     will remain in effect for an initial  period until April 1, 2009,  and then shall continue in effect from year to year for one-year periods  thereafter unless terminated by the Advisor.

                                     EXAMPLE

     This  Example is meant to help you  compare  the cost of  investing  in the
Portfolio with the cost of investing in other mutual funds.

     The Example  assumes that you invest  $10,000 in the Portfolio for the time periods  indicated  and  then  redeem  all of your  shares  at the end of  those periods. The Example also assumes that your investment has a 5% return each year and that the  Portfolio's  operating  expenses  remain the same.  Although  your actual  costs may be higher or lower,  based on these  assumptions,  your  costs would be as follows:

                                                         l Year       3 Years
DFA Selectively Hedged Global Fixed Income Portfolio...    $26         $185

     Because  the  Portfolio  is new,  the  Example is based on the  anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

                                   HIGHLIGHTS

Management Services

     The Advisor serves as investment advisor to the Portfolio.  See "MANAGEMENT
OF THE PORTFOLIO."

Purchase, Valuation, and Redemption of Shares

     The shares of the  Portfolio  are sold at net asset value.  The  redemption price of the shares of the Portfolio is also equal to the net asset value of its shares.  The value of the  Portfolio's  shares will fluctuate in relation to its own investment experience.  See "PURCHASE OF SHARES," "VALUATION OF SHARES," and
"REDEMPTION OF SHARES."

                        INVESTMENT OBJECTIVE AND POLICIES

     The  investment  objective of the  Portfolio is to maximize  total  returns within the universe of domestic and foreign debt  securities  that the Portfolio invests. The Portfolio seeks to achieve its investment objective by investing in a universe of U.S.  and  foreign  debt  securities.  These debt  securities  may include  obligations  issued or guaranteed by the U.S. and foreign  governments,
their  agencies  and   instrumentalities,   corporate  debt  obligations,   bank
obligations,  commercial  paper,  repurchase  agreements,  obligations  of other domestic  and  foreign  issuers  having  quality  ratings  meeting  the  minimum
standards   described  in  "Description  of  Investments"  of  this  Prospectus, securities of domestic or foreign  issuers  denominated in U.S.  dollars but not trading in the United States,  and obligations of  supranational  organizations, such  as the  World  Bank,  the  European  Investment  Bank,  European  Economic
Community  and  European  Coal and Steel  Community.  At the present  time,  the
Advisor expects that most investments will be made in the obligations of issuers that are  located in  developed  countries,  such as those  countries  which are members of the  Organization of Economic  Cooperation and Development  ("OECD").
However, in the future, the Advisor anticipates  investing in issuers located in other countries as well. Under normal market  conditions,  the Portfolio intends to invest its assets in issuers  organized  or having a majority of their assets in, or  deriving  a  majority  of their  operating  income  in,  at least  three different countries, one of which may be the United States.

     As a non-fundamental policy, under normal circumstances, the Portfolio will invest  at least  80% of its net  assets  in  fixed  income  securities.  If the
Portfolio changes this investment  policy, it will notify  shareholders at least
60 days before the change, and will change the name of the Portfolio.  It is the policy of the  Portfolio  that the  weighted  average  length of maturity of its investments  will not  exceed  two years.  However,  investments  may be made in obligations  maturing in a shorter  time period  (from  overnight,  to up to two years from the date of settlement).

     Because many of the  Portfolio's  investments may be denominated in foreign currencies,  the  Portfolio  may  hedge the  currency  exposure  of the  foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency  exposure  unhedged.  The decision to hedge the  Portfolio's currency exposure with respect to a foreign market will be based on, among other things,  a comparison of the  respective  foreign and U.S.  short-term  interest rates and the Portfolio's  existing  exposure to a given foreign  currency.  The
Portfolio may  concentrate  its  investments  in obligations of U.S. and foreign banks and bank holding companies (see "Investment in the Banking Industry").

Description of Investments

     The following is a description of the categories of investments that may be acquired by the Portfolio:

     1. U.S. Government Obligations--Debt securities issued by the U.S. Treasury that are direct obligations of the U.S.  government,  including bills, notes and bonds.

     2.  U.S.  Government  Agency  Obligations--Issued  or  guaranteed  by  U.S.
government-sponsored   instrumentalities   and  federal  agencies,   which  have
different  levels of credit  support.  The U.S.  government  agency  obligations
include,   but  are  not  limited  to,   securities   issued  by  agencies   and
instrumentalities  of the U.S.  government  that are supported by the full faith and credit of the United States, such as the Federal Housing  Administration and
Ginnie Mae,  including  Ginnie Mae pass-through  certificates.  Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer's right to borrow from the U.S.  Treasury,  subject to certain limits,  such as securities issued by Federal Home Loan Banks, or are supported  only by the credit of such  agencies,  such as Freddie Mac and Fannie
Mae.

     3. Corporate  Debt  Obligations--Nonconvertible  corporate debt  securities
(e.g.,  bonds and  debentures),  which are issued by companies whose  commercial paper is rated Prime1 by Moody's or A1 by S&P and dollar-denominated obligations of  foreign  issuers  issued in the U.S.  If the  issuer's  commercial  paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's.  If there is neither a  commercial  paper rating nor a rating of the debt  security,  then the Advisor must  determine  that the debt  security is of comparable  quality to equivalent issues of the same issuer rated at least AA or
Aa2.

     4.  Bank  Obligations--Obligations  of U.S.  banks  and  savings  and  loan
associations  and  dollar-denominated   obligations  of  U.S.  subsidiaries  and
branches of foreign banks, such as certificates of deposit (including marketable
variable  rate   certificates  of  deposit)  and  bankers'   acceptances.   Bank
certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

     5. Commercial Paper--Rated, at the time of purchase, A1 or better by S&P or
Prime1 by Moody's, or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P.

     6. Repurchase Agreements--Instruments through which the Portfolio purchases securities ("underlying securities") from a bank or a registered U.S. government securities dealer,  with an agreement by the seller to repurchase the securities at  an  agreed  price,  plus  interest,  at a  specified  rate.  The  underlying securities will be limited to U.S.  government and agency obligations  described in (1) and (2) above.  The Portfolio will not enter into a repurchase  agreement with a duration  of more than  seven days if, as a result,  more than 10% of the value of the Portfolio's  total assets would be so invested.  The Portfolio also will only invest in repurchase  agreements  with a bank if the bank has at least
$1,000,000,000  in assets and is approved  by the  Investment  Committee  of the
Advisor.  The Advisor will monitor the market value of the  securities  plus any accrued interest thereon so that they will at least equal the repurchase price.

     7. Foreign Government and Agency Obligations--Bills, notes, bonds and other debt securities issued or guaranteed by foreign  governments,  or their agencies and instrumentalities.

     8. Supranational Organization Obligations--Debt securities of supranational organizations  such as the  European  Coal and  Steel  Community,  the  European
Economic  Community and the World Bank,  which are chartered to promote economic development.

     9. Foreign Issuer Obligations--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

     10. Eurodollar  Obligations--Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

     11.  Money  Market  Funds--The  Portfolio  may  invest  in  affiliated  and unaffiliated  registered  and  unregistered  money market funds.  Investments in money market funds may involve a duplication of certain fees and expenses.

     The  categories  of  investments  that may be acquired by the Portfolio may include both fixed and floating rate  securities.  Floating rate securities bear interest  at rates  that  vary  with  prevailing  market  rates.  Interest  rate adjustments are made periodically  (e.g., every six months),  usually based on a money  market  index such as the London  Interbank  Offered  Rate (LIBOR) or the
Treasury bill rate.

Investments in the Banking Industry

     The Portfolio  will invest more than 25% of its total assets in obligations of U.S.  and  foreign  banks  and  bank  holding  companies  ("banking  industry securities")  when the yield to maturity on eligible  portfolio  investments  in banking industry  securities as a group generally  exceeds the yield to maturity on all  other  eligible  portfolio  investments  as a group for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor's then current buy list that are available for purchase. This policy  can only be  changed  by a vote of  shareholders.  When  investments  in banking industry  securities exceed 25% of the Portfolio's total net assets, the
Portfolio will be considered to be concentrating  its investments in the banking industry.  Once  the  Portfolio  concentrates  its  investments  in the  banking industry,  the Portfolio  may continue to  concentrate  in the banking  industry until the purchase of new  investments,  in the normal  course of executing  the
Portfolio's  investment  strategy,  results in less than 25% of the  Portfolio's total net assets consisting of banking industry securities.

     The  types  of bank and  bank  holding  company  obligations  in which  the
Portfolio may invest  include:  certificates of deposit,  bankers'  acceptances, commercial  paper and other debt obligations that mature within two years of the date of settlement,  provided such obligations meet the Portfolio's  established credit  rating  criteria  as  stated  under  "Description  of  Investments."  In addition,  the  Portfolio  is  authorized  to invest  more than 25% of its total assets in U.S.  Treasury  bonds,  bills and notes  and  obligations  of  federal agencies and instrumentalities.

Portfolio Strategy

     The Portfolio will be managed with a view to capturing credit risk premiums and term or  maturity  premiums.  The  term  "credit  risk  premium"  means  the anticipated  incremental return on investment for holding obligations considered to have greater credit risk than direct  obligations of the U.S.  Treasury,  and
"maturity risk premium" means the anticipated  incremental  return on investment for holding  securities  having  maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available  largely  through  investment  in  high-grade  commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the  Portfolio  will be chosen with a view to  maximizing  anticipated returns, net of trading costs.

     The Portfolio is expected to have a high portfolio  turnover rate. The rate of portfolio turnover will depend upon market and other conditions;  it will not be a limiting  factor  when  management  believes  that  portfolio  changes  are appropriate.  While the Portfolio acquires securities in principal  transactions and, therefore,  does not pay brokerage commissions,  the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs  ordinarily  increase  with trading  activity.  However,  as stated above, securities ordinarily will be sold when, in the Advisor's judgment,  the monthly return of the Portfolio will be increased as a result of portfolio  transactions after taking into account the cost of trading. It is anticipated that short-term instruments will be acquired in the primary and secondary markets.

                                SECURITIES LOANS

     The  Portfolio is  authorized  to lend  securities  to  qualified  brokers, dealers,  banks,  and other  financial  institutions  for the purpose of earning additional  income.  While the Portfolio may earn additional income from lending securities,  such  activity is  incidental  to the  investment  objective of the
Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio's total assets,  which includes the value of collateral  received.
To the extent the  Portfolio  loans a portion of its  securities,  the Portfolio will  receive  collateral  consisting  generally  of  cash  or  U.S.  government securities,  which will be  maintained  by marking to market  daily in an amount equal to at least (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies,  (ii) 102% of the  current  market  value  of the  loaned  securities,  with  respect  to U.S.
securities, and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities.  Subject to its stated investment  policies, the Portfolio may invest the  collateral  received for the loaned  securities in securities  of the  U.S.  government  or  its  agencies,  repurchase  agreements collateralized  by  securities  of the  U.S.  government  or its  agencies,  and registered and unregistered  money market funds. For purposes of this paragraph, agencies include both agency debentures and agency  mortgage-backed  securities.
In addition,  the  Portfolio  will be able to terminate the loan at any time and will receive  reasonable  interest on the loan,  as well as amounts equal to any dividends,  interest, or other distributions on the loaned securities.  However, dividend income received from loaned  securities may not be eligible to be taxed at qualified dividend income rates. See the Portfolio's  Statement of Additional
Information (the "SAI") for a further discussion of the tax consequences related to  securities  lending.  The  Portfolio  will be  entitled  to  recall a loaned security to vote  proxies or otherwise  obtain  rights to vote proxies of loaned securities if the Portfolio  knows a material event will occur.  In the event of the  bankruptcy  of the  borrower,  the  Portfolio  could  experience  delay  in recovering  the  loaned  securities  or  only  recover  cash  or a  security  of equivalent value. See "OTHER RISKS--SECURITIES  LENDING" for a discussion of the risks related to securities lending.

                           MANAGEMENT OF THE PORTFOLIO

     The Advisor  serves as investment  advisor to the  Portfolio.  As such, the
Advisor  is  responsible  for the  management  of the  Portfolio's  assets.  The
Portfolio is managed using a team  approach.  The  investment  team includes the
Investment Committee of the Advisor,  portfolio managers,  and all other trading personnel.

     The  Investment  Committee is composed  primarily  of certain  officers and directors  of the Advisor  who are  appointed  annually.  As of the date of this
Prospectus,  the Investment Committee has seven members.  Investment  strategies for the Portfolio are set by the Investment Committee,  which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and  reviews  all  investment  related  policies  and  procedures  and approves  any  changes in regards to approved  countries,  security  types,  and brokers.

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and sell  programs,  based  on the  parameters  established  by the
Investment Committee.  David A. Plecha, the portfolio manager for the Portfolio, coordinates  the efforts of all other  portfolio  managers  with  respect to the day-to-day management of the Portfolio and other fixed income portfolios managed by the Advisor.

     Mr. Plecha is a Portfolio  Manager and Vice  President of the Advisor and a
member  of the  Investment  Committee.  Mr.  Plecha  received  his BS  from  the
University  of Michigan at Ann Arbor in 1983 and his MBA from the  University of
California at Los Angeles in 1987. Mr. Plecha has been responsible for the fixed income portfolios  managed by the Advisor since the end of 1991. The Portfolio's
SAI provides information about Mr. Plecha's compensation, other accounts managed by Mr. Plecha, and Mr. Plecha's ownership of Portfolio shares.

     The Advisor  provides the Portfolio  with a trading  department and selects brokers and dealers to effect securities  transactions.  Securities transactions are placed with a view to obtaining best price and execution.

     DFA  Investment  Dimensions  Group Inc.  (the "Fund")  bears all of its own costs and expenses,  including:  services of its independent  registered  public accounting firm,  legal counsel,  brokerage  commissions,  and transfer taxes in connection with the acquisition and disposition of portfolio securities,  taxes, insurance  premiums,  costs  incidental  to  meetings  of its  shareholders  and directors,  the  cost  of  filing  its  registration  statements  under  federal securities  laws and the cost of any filings  required  under  state  securities laws,  reports to  shareholders,  and transfer and dividend  disbursing  agency, administrative  services, and custodian fees. Expenses allocable to a particular portfolio of the Fund, such as the Portfolio,  are so allocated. The expenses of the Fund that are not  allocable  to a  particular  portfolio  are borne by each portfolio on the basis of its relative net assets.

     The Advisor was  organized  in May 1981,  and is engaged in the business of providing investment  management  services.  [DFA TO PROVIDE:] As of the date of this Prospectus,  assets under management total approximately $[ ] billion.  The
Advisor's address is 1299 Ocean Avenue, Santa Monica, CA 90401. In addition, the
Advisor  controls  Dimensional  Fund  Advisors  Ltd.  ("DFAL") and DFA Australia
Limited ("DFA Australia")(see "Investment Services" below).

     A discussion  regarding the basis for the Board of Directors  (the "Board")
of the Fund  approving the investment  management  agreement with respect to the
Portfolio  will  be  available  in  future  annual  or  semi-annual  reports  to shareholders of the Portfolio.

Investment Services

     Pursuant to a Sub Advisory Agreement with the Advisor, DFA Australia, Level
29 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia,  has the
authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio.  DFA Australia's  duties include the maintenance of a trading desk for the Portfolio and the  determination  of the best and most efficient means of executing securities transactions.  On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the  execution of  securities  transactions  by DFA  Australia.  The
Advisor is responsible  for determining  those  securities that are eligible for purchase and sale by the Portfolio  and may delegate  this task,  subject to its own review,  to DFA  Australia.  DFA  Australia  maintains  and furnishes to the
Advisor  information  and reports on Japanese  and Asia Pacific Rim fixed income securities,  including  its  recommendations  of  securities  to be added to the securities that are eligible for purchase by the Portfolio.

     Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 7 Down Street,
London,  W1J7AJ,  United Kingdom,  a company that is organized under the laws of
England,  has the authority and  responsibility  to select brokers or dealers to execute  securities  transactions  for the Portfolio.  DFAL's duties include the maintenance  of a trading desk for the  Portfolio and the  determination  of the best and most efficient means of executing securities transactions.  On at least a  semi-annual  basis,  the Advisor  reviews the holdings of the  Portfolio  and reviews the trading  process and the  execution of  securities  transactions  by
DFAL. The Advisor is  responsible  for  determining  those  securities  that are eligible  for  purchase and sale by the  Portfolio  and may delegate  this task, subject to its own review,  to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European fixed income  securities, including  DFAL's  recommendations  of securities to be added to the  securities that are  eligible  for  purchase  by the  Portfolio.  DFAL is a  member  of the
Financial  Services  Authority  ("FSA"),  a  self-regulatory   organization  for
investment managers operating under the laws of England.

Consulting Services

     The Advisor has entered into a Consulting  Services Agreement with DFAL and
DFA Australia,  respectively.  Pursuant to the terms of each Consulting Services
Agreement,  DFAL and DFA Australia  provide certain  trading and  administrative services to the Advisor with respect to the Portfolio.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions

     Net  investment  income of the Portfolio,  which is accrued daily,  will be distributed  quarterly  and any  net  realized  capital  gains  are  distributed annually  after  the end of the  fiscal  year.  The  Portfolio  also may make an additional dividend  distribution from net investment income in November of each year.

     Shareholders  of  the  Portfolio  will  automatically  receive  all  income dividends and capital gains  distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date),
unless,   upon  written   notice  to  the  Advisor  and  completion  of  account
information, the shareholder selects one of the options listed below:

     Income  Option--to  receive  income  dividends  in cash and  capital  gains distributions in additional shares at net asset value.

     Capital Gains  Option--to  receive capital gains  distributions in cash and income dividends in additional shares at net asset value.

     Cash   Option--to   receive  both  income   dividends   and  capital  gains
distributions in cash.

     Every January, each shareholder will receive a statement that shows the tax status of dividends and distributions received the previous year.  Distributions declared  in  December  but paid in January  are taxable as if they were paid in
December.

     If a taxable shareholder invests in the Portfolio shortly before the record date of a taxable  distribution,  the  distribution  will lower the value of the
Portfolio's  shares by the  amount  of the  distribution  and,  in  effect,  the shareholder  will receive some of his  investment  back in the form of a taxable distribution.

Taxes

     In general, if a shareholder is a taxable investor, Portfolio distributions are taxable to the  shareholder at either  ordinary  income or capital gains tax
rates.  This  is  true  whether  the  shareholder  reinvests   distributions  in
additional  Portfolio  shares or receives  them in cash.  A  distribution  of an amount in excess of the  Portfolio's  taxable  income and capital gains realized during a taxable year is treated as a non-taxable return of capital that reduces a shareholder's tax basis in Portfolio shares.

     For federal  income tax  purposes,  Portfolio  distributions  of short-term capital gains are taxable to you as ordinary income.  Portfolio distributions of long-term  capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders  at long-term  capital gains rates provided  certain holding period requirements are met.

     The sale of shares of the  Portfolio is a taxable event and may result in a capital gain or loss to  shareholders  who are subject to tax.  Capital gains or loss may be  realized  from an ordinary  redemption  of shares or an exchange of shares  between  two  Portfolios.  Any loss  incurred on sale or exchange of the
Portfolio's  shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain  dividends  received  with respect to such shares.

     By law, the  Portfolio  is required to withhold  28% of taxable  dividends, capital gains distributions, and redemption proceeds paid to shareholders who do not provide their proper  taxpayer  identification  number and certain  required certifications. Shareholders may avoid this withholding requirement by providing
and  certifying  on  the  account   registration  form  their  correct  Taxpayer
Identification  Number  and by  certifying  that they are not  subject to backup withholding and are U.S. persons (including U.S. resident aliens). The Portfolio must also withhold if the IRS instructs it to do so.

     Non-U.S.  investors are subject to U.S.  withholding  tax at a 30% or lower treaty rate on dividends  paid by the Portfolio,  subject to limited  exemptions for dividends  designated  as capital gain  dividends,  short-term  capital gain
dividends,   interest-related  dividends,  and  exempt-interest  dividends.  The
exemptions  from   withholding   for  short-term   capital  gain  dividends  and
interest-related  dividends  sunset and will no longer apply to  dividends  paid with respect to taxable years of the Portfolio beginning after December 31, 2007 unless such  exemptions  are extended or made  permanent.  Notwithstanding  such exemptions,  non-U.S.  investors are subject to backup  withholding at a rate of
28% on dividends,  capital gains distributions,  and redemption proceeds paid to shareholders who fails to properly certify they are not U.S.  persons.  Non-U.S.
investors also may be subject to U.S. estate tax.

     In  addition  to federal  taxes,  shareholders  may be subject to state and local taxes on distributions from a portfolio and on gains arising on redemption or exchange of the  Portfolio's  shares.  Distributions  of interest  income and capital gains realized from certain types of U.S.  government  securities may be exempt from state personal income taxes.

     This discussion of "Dividends,  Capital Gains  Distributions  and Taxes" is
not intended or written to be used as tax advice.  Prospective  investors should consult the SAI.  Because  everyone's  tax situation is unique,  you should also consult  your tax  professional  about  federal,  state,  local or  foreign  tax consequences before making an investment in the Portfolio.

                               PURCHASE OF SHARES

     Investors  may purchase  shares of the  Portfolio by first  contacting  the
Advisor at (310) 395-8005 to notify the Advisor of the proposed investment.  The
Portfolio  generally is available for investment only by institutional  clients, clients of registered  investment advisors,  clients of financial  institutions, and a limited number of certain other  investors,  as approved from time to time by the Advisor  (together,  "Eligible  Investors").  Eligible  Investors include employees, former employees,  shareholders, and directors of the Advisor and the
Fund,  and friends  and family  members of such  persons.  All  investments  are subject to approval of the Advisor,  and all investors  must complete and submit the necessary  account  registration  forms in good order. The Fund reserves the right to reject any initial or additional investment and to suspend the offering of shares of the Portfolio.

     "Good order" with respect to the purchases of shares means that (1) a fully completed  and properly  signed  Account  Registration  Form and any  additional supporting  legal  documentation  required by the Advisor have been  received in legible form, and (2) the Advisor has been notified of the purchase by telephone and, if the  Advisor so  requests,  also in writing,  no later than the close of regular  trading on the NYSE (normally 1:00 p.m. PT) on the day of the purchase.
If an  order  to  purchase  shares  must be  cancelled  due to  nonpayment,  the purchaser will be  responsible  for any loss incurred by the Fund arising out of such  cancellation.  To recover any such loss,  the Fund  reserves  the right to redeem  shares  owned  by any  purchaser  whose  order  is  cancelled,  and such purchaser  may be  prohibited  or  restricted  in the manner of placing  further orders.

     Investors having an account with a bank that is a member or a correspondent of a member of the Federal  Reserve System may purchase  shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed  investment, then requesting the bank to transmit immediately available funds (federal funds)
by wire to PNC Bank,  N.A. for the account of DFA  Investment  Dimensions  Group
Inc.  (DFA  Selectively  Hedged  Global  Fixed  Income  Portfolio).   Additional
investments  also may be made through the wire procedure by first  notifying the
Advisor.  Investors who wish to purchase shares of the Portfolio by check should send their check to DFA Investment  Dimensions  Group Inc., c/o PFPC Inc.,  P.O.
Box 8916, Wilmington, Delaware 19899-8916.

     Payment of the total  amount due should be made in U.S.  dollars.  However, subject  to  approval  by the  Advisor,  payment  may  be  made  in  any  freely convertible  currency and the necessary  foreign exchange  transactions  will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

     Shares also may be purchased  and sold by  individuals  through  securities firms that may charge a service fee or commission for such transactions. No such fee or commission  is charged on shares that are purchased or redeemed  directly from the Fund.  Investors who are clients of investment  advisory  organizations also may be subject to  investment  advisory  fees under their own  arrangements with such organizations.

In-Kind Purchases

     If  accepted  by the Fund,  shares of the  Portfolio  may be  purchased  in exchange for  securities  that are eligible for  acquisition by the Portfolio or otherwise  represented  in its  portfolio as described in this  Prospectus or in exchange for local  currencies  in which such  securities  of the  Portfolio are denominated.  Securities and local currencies  accepted by the Fund for exchange and Portfolio  shares to be issued in exchange will be valued as set forth under
"VALUATION OF SHARES" at the time of the next  determination  of net asset value after such acceptance. All dividends,  interests,  subscription, or other rights pertaining  to such  securities  shall become the property of the  Portfolio and must be  delivered  to the Fund by the  investor  upon  receipt from the issuer.
Investors who desire to purchase  shares of the Portfolio with local  currencies should first contact the Advisor for wire instructions.

     The Fund will not accept securities in exchange for shares of the Portfolio unless:  (1) such  securities  are, at the time of the exchange,  eligible to be included,  or  otherwise  represented,  in  the  Portfolio  and  current  market
quotations  are  readily  available  for  such  securities;   (2)  the  investor
represents  and  agrees  that all  securities  offered to be  exchanged  are not subject  to any  restrictions  upon  their  sale  by  the  Portfolio  under  the
Securities  Act of 1933 or under the laws of the country in which the  principal market for such securities  exists,  or otherwise;  and (3) at the discretion of the Fund,  the value of any such security  (except U.S.  government  securities)
being exchanged,  together with other securities of the same issuer owned by the
Portfolio,  may not  exceed 5% of the net  assets of the  Portfolio  immediately after the  transaction.  The Fund will accept such securities for investment and not for resale.

     A gain or loss for federal  income tax purposes will  generally be realized by investors who are subject to federal  taxation  upon the exchange,  depending upon  the  cost  of  the  securities  or  local  currency  exchanged.  Investors interested in such  exchanges  should  contact the Advisor.  Purchases of shares will be made in full and fractional  shares  calculated to three decimal places.
In the interest of economy and convenience,  certificates for shares will not be issued.

                POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

     The Portfolio is designed for  long-term  investors and is not intended for investors  that engage in  excessive  short-term  trading  activity  that may be harmful to the Portfolio, including but not limited to market timing. Short-term or  excessive  trading  into  and out of the  Portfolio  can  disrupt  portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

     In  addition,  the  Portfolio  may be  more  susceptible  to the  risks  of short-term trading than other funds. The nature of the holdings of the Portfolio may present  opportunities  for a shareholder to engage in a short-term  trading strategy  that exploits  possible  delays  between  changes in the prices of the
Portfolio's   holdings  and  the  reflection  of  those  price  changes  in  the
Portfolio's net asset value (called "arbitrage market timing").  Such delays may occur because the Portfolio has  significant  investments in foreign  securities where,  due to time  zone  differences,  the  values  of  those  securities  are established  some time before the Portfolio  calculates its net asset value.  In such circumstances,  the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value.  There is a possibility  that  arbitrage  market timing may dilute the value of the Portfolio's shares if redeeming  shareholders receive proceeds (and purchasing  shareholders  receive shares) based upon a net asset value that does not reflect appropriate fair value prices.

     The Board has adopted a policy (the  "Trading  Policy") and the Advisor and
DFA  Securities  Inc.  (collectively,   "Dimensional")  and  their  agents  have
implemented  the  following  procedures,  which are designed to  discourage  and prevent  market timing or excessive  short-term  trading in the  Portfolio:  (i)
trade activity monitoring and purchase blocking procedures, and (ii) use of fair value pricing.

     The Fund, Dimensional and their agents monitor trades and flows of money in and out of the  Portfolio  from time to time in an  effort  to detect  excessive short-term  trading  activities,  and for consistent  enforcement of the Trading
Policy.  The Fund  reserves  the  right to take the  actions  necessary  to stop excessive or  disruptive  trading  activities,  including  refusing or canceling purchase or exchange orders for any reason,  without prior notice,  particularly purchase or exchange  orders that the Fund believes are made on behalf of market timers.  The Fund,  Dimensional  and their agents reserve the right to restrict, refuse  or  cancel  any  purchase  or  exchange  request  made  by  an  investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially  disruptive to the Portfolio.  In making such  judgments,  the  Fund  and  Dimensional  seek to act in a  manner  that is consistent  with the interests of  shareholders.  For purposes of applying these procedures,  Dimensional  may  consider  an  investor's  trading  history in the
Portfolio, and accounts under common ownership, influence or control.

     In  addition  to  the  Fund's  general  ability  to  restrict   potentially
disruptive  trading  activity  as  described  above,  the Fund also has  adopted purchase blocking  procedures.  Under the Fund's purchase  blocking  procedures, where  an  investor  has  engaged  in any  two  purchases  and  two  redemptions
(including  redemptions  that  are  part  of an  exchange  transaction)  in  the
Portfolio in any rolling 30 calendar day  monitoring  period  (i.e.,  two "round trips"),  the Fund and Dimensional  intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a "purchase block").
If implemented,  a purchase block will begin at some point after the transaction that caused the investor to have engaged in the  prohibited  two  round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted  to  implement a longer  purchase  block,  or  permanently  bar future purchases by an investor, if they determine that it is appropriate.

     Under the Fund's purchase blocking procedures,  the following purchases and redemptions  will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each  transaction  of less than $5,000;  (ii) purchases and redemptions by U.S. registered investment companies that operate as funds of funds pursuant to Section 12(d)(1)(G) of the 1940 Act or an SEC exemptive order, and non-U.S.  investment  companies  that operate as funds of funds  (subject to monitoring  by  Dimensional);  (iii)  purchases  and  redemptions  by  a  feeder portfolio of a master fund's shares;  (iv) systematic or automated  transactions where the  shareholder,  financial  advisor  or  investment  fiduciary  does not exercise  direct  control over the  investment  decision;  (v)  retirement  plan contributions,  loans,  loan repayments and  distributions  (including  hardship withdrawals)  identified as such in the retirement plan  recordkeeper's  system;
(vi) purchase transactions  involving transfers of assets,  rollovers,  Roth IRA
conversions  and  IRA  recharacterizations;   (vii)  purchases  of  shares  with
Portfolio  dividends  or  capital  gain  distributions;   (viii)  transfers  and
reregistrations  of shares within the Portfolio;  and (ix)  transactions  by 529
Plans. Notwithstanding the Fund's purchase blocking procedures, all transactions in  Portfolio  shares are  subject to the right of the Fund and  Dimensional  to restrict  potentially  disruptive  trading  activity  (including  purchases  and redemptions  described  above that will not be subject to the purchase  blocking procedures).

     Commencing in October 2007, the Fund,  Dimensional or their  designees will have the  ability,  pursuant  to Rule  22c-2  under  the 1940  Act,  to  request information from financial  intermediaries,  such as 401(k) plan administrators, trust  companies and  broker-dealers  (together,  "Intermediaries"),  concerning trades placed in omnibus and other multi-investor  accounts (together,  "Omnibus
Accounts"),  in order to  attempt  to  monitor  trades  that are  placed  by the underlying  shareholders of these Omnibus  Accounts.  The Fund,  Dimensional and their designees will use the  information  obtained from the  Intermediaries  to monitor  trading in the Fund and to attempt to identify  shareholders in Omnibus
Accounts  engaged in trading  that is  inconsistent  with the Trading  Policy or otherwise not in the best interests of the Fund. The Fund,  Dimensional or their designees,  when they detect  trading  patterns in shares of the  Portfolio  (or other  portfolios  of the Fund)  that may  constitute  short-term  or  excessive trading,  will provide written  instructions to the  Intermediary to restrict or prohibit  further  purchases or exchanges of shares of the Portfolio  (and other portfolios  of the Fund) by a  shareholder  that has been  identified  as having engaged in  excessive  or  short-term  transactions  in the  Portfolio's  shares
(directly or  indirectly  through the  Intermediary's  account) that violate the
Trading Policy.

     The  ability  of the Fund and  Dimensional  to  impose  these  limitations, including  the purchase  blocking  procedures,  on investors  investing  through
Intermediaries is dependent on the receipt of information  necessary to identify transactions by the underlying  investors and the Intermediary's  cooperation in implementing  the  Trading  Policy.  Investors  seeking  to engage in  excessive short-term  trading  practices  may  deploy a  variety  of  strategies  to avoid detection,  and  despite  the  efforts  of the Fund and  Dimensional  to prevent excessive short-term trading,  there is no assurance that the Fund,  Dimensional or their agents will be able to identify  those  shareholders  or curtail  their trading  practices.  The ability of the Fund,  Dimensional  and their  agents to detect  and  limit  excessive  short-term  trading  also  may be  restricted  by operational systems and technological limitations.

     The purchase  blocking  procedures  of the Trading  Policy may not apply to redemptions by shareholders whose shares are held on the books of Intermediaries if the Intermediaries  have not adopted procedures to implement this Policy. The
Fund and Dimensional will work with  Intermediaries  to develop such policies to institute the purchase blocking procedures or other procedures that the Fund and
Dimensional  determine are reasonably  designed to achieve the objective of this
Trading  Policy.  At  the  time  the  Intermediaries   adopt  these  procedures,
shareholders  whose  accounts  are on the books of such  Intermediaries  will be subject to the Trading Policy's purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking  procedures.
An investor that invests in the Portfolio through an Intermediary should contact the  Intermediary  for  information  concerning the policies and procedures that apply to the investor.

     As of the date of this Prospectus,  the ability of the Fund and Dimensional to apply the purchase blocking  procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through  Omnibus  Accounts maintained by Intermediaries  is severely limited due to systems  limitations of both the Fund's service providers and the Intermediaries.  The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures  (subject to the limitations  described above), will be able to be implemented on or after  compliance  with Rule 22c-2 under the 1940 Act is required of Intermediaries.

     In  addition,  the  purchase  blocking  procedures  will  not  apply  to  a redemption  transaction in which the Portfolio  distributes portfolio securities to a shareholder  in-kind,  where the redemption  will not disrupt the efficient portfolio  management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

     In addition to monitoring trade activity,  the Board has adopted fair value pricing  procedures  that govern the pricing of the securities of the Portfolio.
These  procedures are designed to help ensure that the prices at which Portfolio shares are  purchased  and redeemed  are fair,  and do not result in dilution of shareholder  interests or other harm to  shareholders.  See the discussion under
"VALUATION OF  SHARES--Net  Asset Value" for additional  details  regarding fair value pricing of the Portfolio's securities.

     Although the  procedures  are designed to discourage  excessive  short-term trading,  none of the procedures  individually  nor all of the procedures  taken together can completely  eliminate the  possibility  that  excessive  short-term trading activity in the Portfolio may occur.

                               VALUATION OF SHARES

Net Asset Value

     The net asset  value per share of the  Portfolio  is  calculated  after the close of the NYSE  (normally,  1:00 p.m.  PT) by dividing the total value of the
Portfolio's  investments and other assets,  less any  liabilities,  by the total outstanding  shares  of the  stock of the  Portfolio.  The  Portfolio  generally calculates  its net asset value per share and accepts  purchase  and  redemption orders  on days  that  the  NYSE is open for  trading.  Note:  The time at which transactions  and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PT.

     The value of shares of the Portfolio  will fluctuate in relation to its own investment  experience.  Securities  held by the  Portfolio  will be  valued  in accordance  with  applicable  laws and  procedures  adopted  by the  Board,  and generally, as described below.

     Securities held by the Portfolio  (including  over-the-counter  securities)
are valued at the last  quoted  sales price of the day.  Securities  held by the
Portfolio  that are listed on Nasdaq are valued at the Nasdaq  Official  Closing
Price ("NOCP"). If there is no last reported sales price or NOCP of the day, the
Portfolio  values the  securities at the mean between the most recent quoted bid and asked  prices.  Price  information  on listed  securities  is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering  prices,  as  appropriate,  for purchase orders placed at the close of the NYSE.

     The value of shares of the Portfolio  will tend to fluctuate  with interest rates  because,  unlike  money  market  funds,  the  Portfolio  does not seek to stabilize the value of its shares by use of the "amortized cost" method of asset valuation.  Net asset value includes interest on fixed income securities,  which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources,  including broker/dealers,  that typically handle the purchase and sale of such securities.
Securities that are traded  over-the-counter  and on a stock exchange  generally will be valued according to the broadest and most representative  market, and it is expected that for bonds and other fixed income  securities,  this  ordinarily will be the over-the-counter market.

     The value of the  securities and other assets of the Portfolio for which no market quotations are readily available (including  restricted  securities),  or for which market quotations have become unreliable, are determined in good faith at fair value in accordance  with  procedures  adopted by the Board.  Fair value pricing also may be used if events that have a  significant  effect on the value of an investment (as determined in the discretion of the Investment Committee of the  Advisor)  occur before the net asset value is  calculated.  When fair value pricing is used, the prices of securities  used by the Portfolio may differ from the quoted or published  prices for the same securities on their primary markets or exchanges.

     Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market  quotations.  There can be no  assurance  that the  Portfolio  could  obtain the fair value  assigned  to a security if the Portfolio were to sell the security at approximately the time at which the Portfolio  determines its net asset value per share. As a result,  the sale or redemption by the Portfolio of its shares at net asset value,  at a time when a holding  or  holdings  are valued at fair  value,  may have the effect of diluting or increasing the economic interest of existing shareholders.

     Futures  contracts are valued using the settlement  price  established each day on the  exchange  on  which  they are  traded.  The  value  of such  futures contracts  held by a Portfolio or Master Fund is determined  each day as of such close.

Public Offering Price

     Provided  that the  transfer  agent has  received  the  investor's  Account
Registration  Form in good order and the custodian  has received the  investor's payment,  shares of the Portfolio will be priced at the public  offering  price, which is the net asset value of the shares next determined  after receipt of the investor's  funds by the custodian.  The transfer agent or the Fund may appoint, from time to time,  sub-transfer  agents  or  various  financial  intermediaries
("Intermediaries")  for the receipt of purchase orders,  redemption  orders, and funds  from  certain  investors.  Intermediaries,  in turn,  are  authorized  to designate other financial  intermediaries  ("Sub-designees") to receive purchase and redemption orders for the Portfolio's shares from investors. With respect to such  investors,  the  shares of the  Portfolio  will be  priced  at the  public
offering  price   calculated   after  receipt  of  the  purchase  order  by  the
Intermediary  or  Sub-designee,  as  applicable,  that is  authorized to receive purchase  orders.  If the  investor  buys  shares  through  an  Intermediary  or
Sub-designee,  the  purchase  price  will  be the  public  offering  price  next calculated after the Intermediary or Sub-designee,  as applicable,  receives the order,  rather than on the day the  custodian  receives the  investor's  payment
(provided that the Intermediary or Sub-designee, as applicable, has received the investor's  purchase order in good order, and the investor has complied with the
Intermediary's or Sub-designee's  payment  procedures).  No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

     Investors  may  exchange  shares of the  Portfolio  for  shares of  another portfolio  by first  contacting  the  Advisor  at (310)  395-8005  to notify the
Advisor of the proposed exchange and then completing a letter of instruction and mailing it to DFA Investment Dimensions Group Inc., as follows:

                             Attn: Client Operations
                                1299 Ocean Avenue
                             Santa Monica, CA 90401

     The minimum  amount for an exchange  is  $100,000.  Contact the Advisor for information  regarding the  portfolios  available for exchanges and to request a copy of the  prospectus(es)  of such  portfolios.  There is no fee imposed on an exchange.  However,  the Fund reserves the right to impose an administrative fee in order to cover the costs  incurred in  processing  an exchange.  Any such fee will be disclosed in the Prospectus.  An exchange is treated as a redemption and a purchase.  Therefore,  an investor could realize a taxable gain or loss on the transaction.  The Fund  reserves the right to revise or  terminate  the exchange privilege,  limit the amount of or reject  any  exchange,  or waive the  minimum amount requirement, as deemed necessary, at any time.

     Investors in the Portfolio also may exchange all or part of their Portfolio shares into certain portfolios of Dimensional  Investment Group Inc., subject to the  minimum  purchase  requirement  set  forth  in the  applicable  portfolio's prospectus.  Investors may contact the Advisor at the above-listed  phone number for more information on such exchanges and to request a copy of the prospectuses of the portfolios of Dimensional Investment Group Inc.

     The  exchange  privilege is not  intended to afford  shareholders  a way to speculate  on  short-term  movements in the  markets.  Accordingly,  in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolio or otherwise adversely affect the Fund, the exchange privilege  may be  terminated,  and any  proposed  exchange  is  subject  to the approval  of the  Advisor.  Such  approval  will  depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii)
the nature of the underlying  securities and the cash position of the portfolios involved  in the  proposed  exchange;  (iv) the  transaction  costs  involved in processing  the exchange;  and (v) the total number of  redemptions  by exchange already made out of the  Portfolio.  Excessive use of the exchange  privilege is defined  as any  pattern of  exchanges  among  portfolios  by an  investor  that evidences market timing.

     The  redemption  and purchase  prices of shares  redeemed and  purchased by exchange,  respectively,  are the net asset  values  next  determined  after the
Advisor has received a letter of instruction in good order. "Good order" means a completed  letter of  instruction  specifying the dollar amount to be exchanged, signed by all registered owners of the shares;  and if the Fund does not have on file  the  authorized  signatures  for the  account,  proof of  authority  and a guarantee of the signature of each  registered  owner by an "eligible  guarantor institution."  Such  institutions  generally  include  national or state  banks, savings associations,  savings and loan associations,  trust companies,  savings banks, credit unions, and members of a recognized stock exchange. Exchanges will be accepted  only if stock  certificates  have not been issued and the shares of the  portfolio  being  acquired  are  registered  in  the  investor's  state  of residence.

                              REDEMPTION OF SHARES

Redemption Procedure

     Investors who desire to redeem  shares of the Portfolio  must first contact the Advisor at (310) 395-8005. The Portfolio will redeem shares at the net asset value of such shares next  determined  after receipt of a request for redemption in good order,  by the transfer agent (or by an  Intermediary or a Sub-designee, if  applicable).  "Good  order"  means that the  request to redeem  shares  must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular  trading on the NYSE  (normally  1:00 p.m.  PT), including  but not limited  to: a letter of  instruction  or a stock  assignment specifying  the number of shares or dollar amount to be redeemed,  signed by all registered owners (or authorized  representatives thereof) of the shares; and if the Fund does not have on file the authorized signatures for the account,  proof of authority  and a guarantee of the  signature of each  registered  owner by an
eligible  guarantor  institution;   and  any  other  required  supporting  legal
documents.  A signature  guarantee may be obtained from a domestic bank or trust company,  broker,  dealer,  clearing  agency  or  savings  association  who  are participants  in a  medallion  program  recognized  by the  Securities  Transfer
Association.  The three recognized  medallion  programs are Securities  Transfer
Agents Medallion Program (STAMP),  Stock Exchanges Medallion Program (SEMP), and
New York Stock  Exchange,  Inc.  Medallion  Signature  Program (MSP).  Signature
guarantees that are not a part of these programs will not be accepted.

     Shareholders who have authorized redemption payment by wire in writing, may request that redemption  proceeds be paid in federal funds wired to the bank the shareholders  have  designated  in writing.  The Fund reserves the right to send redemption  proceeds  by check in its  discretion;  a  shareholder  may  request overnight  delivery  of such  check at the  shareholder's  own  expense.  If the proceeds are wired to the  shareholder's  account at a bank that is not a member of the Federal Reserve System,  there could be a delay in crediting the funds to the  shareholder's  bank  account.  The Fund  reserves  the right at any time to suspend or terminate the redemption by wire procedure  after prior  notification to shareholders. No fee is charged for redemptions. The redemption of all shares in  an  account  will  result  in  the  account  being  closed.  A  new  Account
Registration  Form will be required  for future  investments.  See  "PURCHASE OF
SHARES." In the interests of economy and  convenience,  certificates  for shares are not issued.

     Although the redemption  payments will ordinarily be made within seven days after  receipt,  payment to investors  redeeming  shares that were  purchased by check  will not be made  until the Fund can  verify  that the  payments  for the purchase  have  been,  or will be,  collected,  which  may take up to ten  days.
Investors  may avoid this delay by  submitting a certified  check along with the purchase order.

Redemption of Small Accounts

     With  respect to the  Portfolio,  the Fund  reserves  the right to redeem a shareholder's  account  if the value of the shares in the  Portfolio  is $500 or less because of redemptions by the  shareholder.  Before the Fund  involuntarily redeems  shares from such an account and sends the proceeds to the  shareholder, the Fund will give written notice of the redemption to the  shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the  notice  to make an  additional  investment  in the Fund in order to bring the value of the shares in the account for the  Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a  shareholder  for shares  redeemed by the Fund under this right will be the aggregate  net asset value of the shares in the account at the close of business on the redemption date.

In-Kind Redemptions

     When in the best  interests  of the  Portfolio,  it may  make a  redemption payment, in whole or in part, by a distribution of portfolio  securities in lieu of  cash.  Such  distributions  will be  made in  accordance  with  the  federal securities laws and regulations  governing  mutual funds in accordance with Rule
18f-1 under the Investment  Company Act of 1940. The Portfolio also reserves the right to redeem  its  shares in the  currencies  in which  its  investments  are denominated.  Investors may incur brokerage  charges and other transaction costs in selling such securities and converting such currencies to dollars.  Also, the value of foreign  securities or currencies may be affected by currency  exchange fluctuations.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The  Portfolio  generally  will  disclose  up to its 25  largest  portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the  most  recent  month-end,  online  at the  Advisor's  public  website,
http://www.dfaus.com,  within 20 days after the end of each month. The Portfolio also generally will disclose its complete  portfolio  holdings  (other than cash and cash equivalents),  as of month-end, online at the Advisor's public website, three months  following the month-end.  Please consult the SAI for a description of the other  policies and  procedures  that govern  disclosure of the portfolio holdings by the Portfolio.

                        DELIVERY OF SHAREHOLDER DOCUMENTS

     To eliminate  duplicate  mailings and reduce  expenses,  the  Portfolio may deliver a single copy of certain shareholder documents,  such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are  registered in different  names.  This practice is known as
"householding." The Portfolio will not household personal information documents, such as account  statements.  If you do not want the mailings of these documents to be combined  with those of other  members of your  household,  please call us collect  at (310)  395-8005.  We will  begin  sending  individual  copies of the shareholder documents to you within 30 days of receiving your request.

                                SERVICE PROVIDERS

--------------------------------------------------------------------------------

      Investment Advisor
                                                 Custodian--Domestic
 DIMENSIONAL FUND ADVISORS LP
      1299 Ocean Avenue                         PFPC TRUST COMPANY
    Santa Monica, CA 90401                     301 Bellevue Parkway
   Tel. No. (310) 395-8005                     Wilmington, DE 19809
--------------------------------------------------------------------------------

         Sub-Advisors                             Accounting Services,
                                                 Dividend Disbursing,
DIMENSIONAL FUND ADVISORS LTD.                     and Transfer Agent
        7 Down Street
        London W1J7AJ                                PFPC INC.
        United Kingdom                         400 Bellevue Parkway
   Tel. No. (20) 7016-4500                     Wilmington, DE 19809
--------------------------------------------------------------------------------

    DFA AUSTRALIA LIMITED
       Level 29 Gateway                            Legal Counsel
      1 MacQuarie Place
 Sydney, New South Wales 2000          STRADLEY, RONON, STEVENS & YOUNG, LLP
          Australia                          2600 One Commerce Square
  Tel. No. (612) 8 336-7100                 Philadelphia, PA 19103-7098
--------------------------------------------------------------------------------

  Custodian - International                Independent Registered Public
                                                  Accounting Firm

        CITIBANK, N.A.                      PRICEWATERHOUSECOOPERS LLP
       111 Wall Street                          Two Commerce Square
      New York, NY 10005                            Suite 1700
                                                2001 Market Street

                                            Philadelphia, PA 19103-7042
--------------------------------------------------------------------------------

Other Available Information

You  can  find  more  information  about  the  Fund  and  the  Portfolio  in the
Portfolio's   Statement  of  Additional   Information  ("SAI")  and  Annual  and
Semi-Annual Reports.

Statement of Additional  Information.  The SAI  supplements,  and is technically part of, this Prospectus.  The SAI includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly  affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available for the
Portfolio.

How to get these and other materials:

Request free copies from:

o    Your investment  advisor--you are a client of an investment advisor who has invested in the Portfolio on your behalf.

o    The Fund--you represent an institutional  investor,  registered  investment advisor or other qualifying investor. Call collect at (310) 395-8005.

o    Access them on our website at http://www.dfaus.com.

o    Access  them  on  the  EDGAR   Database  in  the  SEC's  Internet  site  at
     http://www.sec.gov.

o    Review and copy them at the SEC's Public  Reference Room in Washington D.C.
     (phone 1-800-SEC-0330).

o    Request copies from the Public  Reference  Section of the SEC,  Washington,
     D.C.  20549-0102  or at  publicinfo@sec.gov  (you will be charged a copying fee).  Information  on the operation of the SEC's public  reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
1299 Ocean Avenue
Santa Monica, CA 90401
(310) 395-8005

DFA Investment Dimensions Group Inc.--Registration No. 811-3258

                                      Subject to completion, [           ], 2007

                         U.S. SUSTAINABILITY 1 PORTFOLIO
                    INTERNATIONAL SUSTAINABILITY 1 PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2007

     This statement of additional  information  ("SAI") relates to the shares of
U.S.  Sustainability  1 Portfolio and  International  Sustainability 1 Portfolio
(individually,  a  "Portfolio,"  and  collectively,  the  "Portfolios")  of  DFA
Investment Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolios, dated______________, 2007, as amended from time to time. As of __________,  2007, the Portfolios had not yet commenced  operations, so no financial  information  is shown for the  Portfolios  in the Fund's annual report for the fiscal  year ended  November  30,  2006.  The  Prospectus  can be obtained  by  writing to the Fund at the above  address or by calling  the above telephone number.

The information in this statement of additional  information is not complete and may be  changed.  These  securities  may  not be  sold  until  the  registration statement  filed with the Securities and Exchange  Commission is effective.  The statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolios.  Capitalized  terms not otherwise  defined in this
SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to each Portfolio.  The Advisor is organized as a Delaware  limited  partnership and is controlled and operated by its general partner, Delaware Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     Each  Portfolio  is  diversified  under  the  federal  securities  laws and regulations.

     Because the  structure of the  Portfolios  is based on the relative  market capitalizations of eligible  holdings,  it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers.
In such  circumstances,  a Portfolio  and the issuer would be deemed  affiliated
persons  and  certain   requirements  under  the  federal  securities  laws  and
regulations  regulating dealings between mutual funds and their affiliates might become applicable.  However, based on the present  capitalizations of the groups of companies eligible for inclusion in a Portfolio and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not  anticipate  that a  Portfolio  will  include  as much  as 5% of the  voting securities of any issuer.

                             BROKERAGE TRANSACTIONS

     Portfolio  transactions  of each  Portfolio  will be placed  with a view to receiving the best price and  execution.  In addition,  the Advisor will seek to acquire  and  dispose  of  securities  in a manner  that  would  cause as little fluctuation  in the market prices of stocks being  purchased or sold as possible in light of the size of the  transactions  being  effected,  and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect  transactions  for the  Portfolios  to determine the effect that the brokers'  trading  has on the  market  prices  of the  securities  in which  the
Portfolios  invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory  Agreement for each Portfolio permits the Advisor knowingly to pay commissions on these  transactions  that are greater than another broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under the Advisor's management.  Research services furnished by brokers through whom securities  transactions are effected may be used by the Advisor in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolios.

     Subject to obtaining best price and execution,  transactions  may be placed with  brokers  that  have  assisted  in the sale of Fund  shares.  The  Advisor, however,  pursuant to policies and procedures approved by the Board of Directors of the Fund,  is  prohibited  from  selecting  brokers  and  dealers to effect a
Portfolio's securities transactions based (in whole or in part) on a broker's or dealer's  promotion  or  sale of  shares  issued  by a  Portfolio  or any  other registered investment companies.

     Some  companies  eligible for purchase by a Portfolio  may be thinly traded securities.  Therefore,  the Advisor  believes it needs maximum  flexibility  to effect trades on a best execution basis. To that end, the Advisor places buy and sell orders for a Portfolio with market makers, third-party brokers,  electronic
communications   networks  ("ECNs"),  and  with  dealers  on  an  agency  basis.
Third-party brokers enable the Advisor to trade with other institutional holders directly  on a net basis.  This  allows the Advisor  sometimes  to trade  larger blocks than would be possible by going through a single market maker.

     ECNs,  such as  Instinet,  are  electronic  information  and  communication
networks  whose  subscribers   include  most  market  makers  as  well  as  many
institutions.  Such ECNs charge a  commission  for each trade  executed on their systems.  For example,  on any given trade, a Portfolio,  by trading  through an
ECN,  could  pay a spread to a dealer  on the  other  side of the  trade  plus a commission  to the  ECN.  However,  placing  a buy  (or  sell)  order  on an ECN communicates to many  (potentially  all) market makers and institutions at once.
This can create a more  complete  picture of the  market and thus  increase  the likelihood  that a  Portfolio  can  effect  transactions  at the best  available prices.

     Because the Portfolios had not commenced investment operations prior to the date of this SAI, the  Portfolios  have not incurred any  brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     Each Portfolio has adopted certain limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     Each Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance  with its investment  objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that it may: (a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  concentrate  (invest more than 25% of its net assets) in securities of issuers in a  particular  industry  (other than  securities  issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies).

     Although not a fundamental  policy  subject to shareholder  approval,  each
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With  respect to the  investment  limitation  described  in 5(a)  above,  a
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act),  inclusive of any amounts  borrowed.  With respect to the  investment limitation  described in 5(b) above, a Portfolio will segregate  assets to cover the amount borrowed by the Portfolio.  The Portfolios currently do not intend to borrow money for investment purposes.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that a Portfolio owns, and does not include assets that the
Portfolio  does not own but over which it has  effective  control.  For example, when applying a percentage  investment limitation that is based on total assets, a Portfolio  will exclude  from its total  assets  those  assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless  otherwise  indicated,  all limitations  applicable to a Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change in the percentage of a Portfolio's  assets invested in certain securities or other instruments  resulting from market fluctuations or other changes in the
Portfolio's  total  assets  will not  require  the  Portfolio  to  dispose of an investment  until  the  Advisor  determines  that it is  practicable  to sell or closeout the investment  without undue market or tax consequences.  In the event that ratings services assign different ratings to the same security, the Advisor will  determine  which rating the Advisor  believes best reflects the security's quality and risk at that time,  which may be the higher of the several  assigned ratings.

                                FUTURES CONTRACTS

     Each Portfolio may use futures  contracts and options of futures  contracts for non-hedging  purposes as a substitute for direct  investment or to allow the
Portfolio to remain fully invested while  maintaining the liquidity  required to pay redemptions.

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts that are  standardized as to maturity date and underlying financial instrument are traded on national futures exchanges.  Each  Portfolio will be required to make a margin deposit in cash or government  securities with a futures commission merchant (an "FCM") to initiate and maintain positions in futures contracts. Minimal initial margin requirements
are  established  by  the  futures   exchange  and  FCMs  may  establish  margin
requirements  that are higher than the  exchange  requirements.  After a futures contract  position  is  opened,  the value of the  contract  is marked to market daily. If the futures  contract price changes,  to the extent that the margin on deposit does not satisfy margin requirements,  payment of additional "variation"
margin  to be held by the FCM will be  required.  Conversely,  reduction  in the contract value may reduce the required margin resulting in a repayment of excess margin to the custodial account of the Portfolio.  Variation margin payments may be made to and from the futures broker for as long as the contract remains open.
Each  Portfolio  expects to earn income on its margin  deposits.  Each Portfolio intends to limit its futures-related investment activity so that other than with respect to bona fide hedging  activity (as defined in Commodity  Futures Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established) do not exceed 5% of the liquidation  value of the Portfolio,  after taking  into  account  unrealized  profits  and  unrealized  losses  on any such contracts  the  Portfolio  has entered into  (provided  that,  in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be  excluded in  calculating  such 5%  limitation),  or (ii) the  aggregate  net
"notional  value"  (i.e.,  the size of a commodity  futures or commodity  option contract in contract units (taking into account any multiplier  specified in the contract),  multiplied by the current  market price (for a futures  contract) or strike  price  (for an  option  contract)  of each such  unit) of all  non-hedge commodity  futures and commodity option contracts that the Portfolio has entered into (determined at the time the most recent position was established)  does not exceed  the  liquidation  value of the  Portfolio,  after  taking  into  account unrealized  profits  and  unrealized  losses  on any  such  contracts  that  the
Portfolio has entered into.

     Positions in futures  contracts  may be closed out only on an exchange that provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of adverse price movements,  a Portfolio would continue to be required to make variation margin  deposits.  In such  circumstances,  if a Portfolio has insufficient  cash,  it might have to sell  portfolio  securities  to meet daily margin  requirements  at a time  when  it  might  be  disadvantageous  to do so.
Management  intends to minimize the possibility  that it will be unable to close out a futures contract by only entering into futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary  market.
Pursuant to published  positions of the Securities and Exchange  Commission (the
"SEC")  and  interpretations  of the  staff  of the  SEC,  a  Portfolio  (or its custodian) is required to maintain  segregated  accounts or to segregate  assets through  notations on the books of the  custodian,  consisting  of liquid assets
(or,  as  permitted  under  applicable  interpretations,  enter into  offsetting positions)  in connection  with its futures  contract  transactions  in order to cover its obligations  with respect to such contracts.  These  requirements  are designed  to limit the amount of leverage  that a Portfolio  may use by entering into future transactions.

                            CASH MANAGEMENT PRACTICES

     Each Portfolio engages in cash management practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other securities, payment of redemptions, or in other circumstances where the
Advisor believes  liquidity is necessary or desirable.  For example, a Portfolio may make cash  investments  for temporary  defensive  purposes during periods in which market, economic, or political conditions warrant.

     Each  Portfolio may invest cash in  short-term  repurchase  agreements.  In addition, each Portfolio may invest a portion of its assets, ordinarily not more than 20%,  in money  market  instruments,  debt  securities  that at the time of purchase have an investment  grade rating by a rating agency or are deemed to be investment  grade by the  Advisor,  freely  convertible  currencies,  shares  of affiliated  and  unaffiliated  registered and  unregistered  money market mutual funds, index futures contracts, and options thereon. Investments in money market mutual funds may involve a  duplication  of certain fees and  expenses.  The 20%
guideline is not an absolute  limitation  but each  Portfolio does not expect to exceed this guideline under normal circumstances.

                              EXCHANGE-TRADED FUNDS

     Each  Portfolio  may also  invest in  exchange-traded  funds  ("ETFs")  and similarly  structured pooled  investments for the purpose of gaining exposure to the equity markets while maintaining liquidity.  An ETF is an investment company whose goal is to track or replicate a desired index,  such as a sector,  market, or global  segment.  ETFs are  passively  managed,  and  traded  similarly  to a publicly traded company. The risks and costs of investing in ETFs are similar to those  of  investing  in a  publicly  traded  company.  The goal of an ETF is to correspond  generally  to the  price  and  yield  performance,  before  fees and expenses,  of its underlying  index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When a Portfolio invests in an ETF, shareholders of the Portfolio bear their  proportionate  share of the underlying
ETF's fees and expenses. ETFs in which the Portfolios invest are not subject to,
although   they  may   incorporate,   the   Portfolios'   environmental   impact
considerations.  (See the Portfolios'  prospectus for information  regarding the
Portfolios' environmental impact considerations.)

                             CONVERTIBLE DEBENTURES

     The   International   Sustainability   1  Portfolio   (the   "International
Portfolio") may invest up to 5% of its assets in convertible  debentures  issued by non-U.S.  companies  located in the  countries  in which it is  permitted  to invest.  Convertible  debentures  include  corporate bonds and notes that may be converted  into or exchanged for common stock.  These  securities  are generally convertible  either at a stated  price or a stated rate (that is, for a specific number of shares of common stock or other security).  As with other fixed income securities,  the  price  of a  convertible  debenture,  to some  extent,  varies inversely with interest rates.  While providing a fixed income stream (generally higher in yield than the income derived from a common stock, but lower than that afforded by a nonconvertible  debenture),  a convertible  debenture also affords the investor an opportunity,  through its conversion  feature, to participate in the  capital  appreciation  of the  common  stock into  which the  debenture  is convertible.  As the  market  price of the  underlying  common  stock  declines, convertible  debentures  tend to trade  increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a  convertible  debenture  tends to rise as a reflection  of the value of the underlying  common  stock.  To obtain  such a higher  yield,  the  International
Portfolio may be required to pay for a convertible debenture an amount in excess of the value of the  underlying  common  stock.  Common  stock  acquired  by the
International   Portfolio  upon  conversion  of  a  convertible  debenture  will generally be held for as long as the Advisor anticipates such stock will provide the  Portfolio  with  opportunities  that are  consistent  with the  Portfolio's investment objective and policies.

                             DIRECTORS AND OFFICERS

Directors

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2006.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolios,  and reviews the performance of the Fund's service  providers.  There were three Performance  Committee meetings held during the fiscal year ended November 30, 2006.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

Disinterested Directors

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                            Portfolios
                                 Length                                       within the DFA
                                 of           Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service             Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         90 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 60
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              90 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios) (since
5807 S. Woodlawn                            University of Chicago (since                      1994).
Avenue                                      1965). Member of the Board of
Chicago, IL 60637                           Milwaukee Mutual Insurance
Age: 68                                     Company (since 1997). Member
                                            Competitive Markets Advisory
                                            Committee, Chicago Mercantile
                                            Exchange (futures trading
                                            exchange) (since 2004).
                                            Formerly, Director of UNext
                                            Inc. (1999-2006). Formerly,
                                            Senior Vice President, Lexecon
                                            Inc. (economics, law,
                                            strategy, and finance
                                            consulting) (1994-2004).
                                            Formerly, President, Cardean
                                            University (division of UNext)
                                            (1999-2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         90 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management (since 1984).         investment
P.O. Box 208200                             Director, BIRR Portfolio         companies
New Haven, CT                               Analysis, Inc. (software
06520-8200                                  products) (since 1990).
Age: 64                                     Consultant to Morningstar,
                                            Inc. (since 2006). Chairman,
                                            CIO and Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager) (since 2001).
                                            Formerly, Chairman, Ibbotson
                                            Associates, Inc., Chicago, IL
                                            (software, data, publishing
                                            and consulting) (1977-2006).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          90 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development)
Soldiers Field                              University (since 1998).                          (since 2002).
Boston, MA 02163                            George Fisher Baker Professor
Age: 63                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director, Trinsum
                                            Group, a successor to
                                            Integrated Finance Limited
                                            (investment banking advice and
                                            strategic consulting) (since
                                            2002). Director, MFRisk, Inc.
                                            (risk management software)
                                            (since 2001). Director,
                                            Peninsula Banking Group (bank)
                                            (since 2003). Director,
                                            Community First Financial
                                            Group (bank holding company)
                                            (since 2003). Advisory Board
                                            Member, Alpha Simplex Group
                                            (hedge fund) (since 2001).
                                            Member Competitive Markets
                                            Advisory Council, Chicago
                                            Mercantile Exchange (futures
                                            trading exchange) (since
                                            2004). Formerly, Advisory
                                            Board Member, NuServe
                                            (insurance software)
                                            (2001-2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          90 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University (since 1981).         investment       (registered investment
Reckson Executive                           Chairman, Platinum Grove Asset   companies        companies) (37
Park                                        Management L.P. (hedge fund)                      Portfolios) (since
1100 King Street                            (formerly, Oak Hill Platinum                      1981); and Director,
Building 4                                  Partners) (since 1999).                           Chicago Mercantile
Rye Brook, NY 10573                         Formerly, Managing Partner,                       Exchange Holdings Inc.
Age: 66                                     Oak Hill Capital Management                       (since 2000).
                                            (private equity firm) (until
                                            2004). Director, Chicago
                                            Mercantile Exchange (since
                                            2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            90 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago (since     companies        Industries Inc.)
5807 S. Woodlawn                            1980). Formerly, Marvin Bower                     (office furniture)
Avenue                                      Fellow, Harvard Business                          (since 2000) and
Chicago, IL 60637                           School (2001-2002).                               Director, Ryder System
Age: 54                                                                                       Inc. (transportation,
                                                                                              logistics and
                                                                                              supply-chain
                                                                                              management) (since
                                                                                              2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

------------------- -------------- ------------ -------------------------------------- -------------- ----------------
                                                                                        Portfolios
                                     Term of                                            within the         Other
                                    Office(1)                                            DFA Fund      Directorships
Name, Address and                   and Length   Principal Occupation During Past 5      Complex(2)       of Public
       Age            Position     of Service                   Years                    Overseen     Companies Held
------------------- -------------- ------------ -------------------------------------- -------------- ----------------
David G. Booth      Chairman,      Since 1981   Chairman, Director/Trustee,            90
1299 Ocean Avenue   Director,                   President, Chief Executive Officer     portfolios
Santa Monica, CA    President                   and, formerly, Chief Investment        in 4
90401               and Chief                   Officer (2003 to 3/30/2007) of the     investment
Age: 60             Executive                   following companies: Dimensional       companies
                    Officer                     Fund Advisors LP, DFA Securities
                                                Inc., Dimensional Emerging Markets
                                                Value Fund Inc., DFAIDG, DIG and The
                                                DFA Investment Trust Company.
                                                Chairman, Director, President, Chief
                                                Executive Officer, and Chief
                                                Investment Officer of Dimensional
                                                Holdings Inc. Director of
                                                Dimensional Fund Advisors Ltd. and
                                                formerly, Chief Investment Officer.
                                                Director, President and Chief
                                                Investment Officer (beginning in
                                                2003) of DFA Australia Limited.
                                                Formerly, Director of Dimensional
                                                Funds PLC. Limited Partner, Oak Hill
                                                Partners. Director, University of
                                                Chicago Business School. Formerly,
                                                Director, SA Funds (registered
                                                investment company). Chairman,
                                                Director and Chief Executive Officer
                                                of Dimensional Fund Advisors Canada
                                                Inc. Formerly, Director of Assante
                                                Corporation (investment management).
------------------- -------------- ------------ -------------------------------------- -------------- ----------------
Rex A. Sinquefield  Director       Since 1981   Director/Trustee (and prior to 2006,   90
The Show Me                                     Chairman, and prior to 2003, Chief     portfolios
Institute                                       Investment Officer) of the following   in 4
7777 Bonhomme                                   companies: Dimensional Fund Advisors   investment
Ave., Suite 2150                                LP, Dimensional Emerging Markets       companies
Clayton, MO 63105                               Value Fund Inc., DFAIDG, DIG and The
Age: 63                                         DFA Investment Trust Company.
                                                Director of Dimensional Holdings
                                                Inc. Prior to 2006, Director (and
                                                prior to 2003, Chief Investment
                                                Officer) of DFA Australia Limited
                                                and DFA Securities Inc. Prior to
                                                2006, Director of Dimensional Fund
                                                Advisors Ltd., Dimensional Funds PLC
                                                and Dimensional Fund Advisors Canada
                                                Inc. Trustee and Member of
                                                Investment Committee, St. Louis
                                                University (since 2003). Life
                                                Trustee and Member of Investment
                                                Committee, DePaul University.
                                                Director, The German St. Vincent
                                                Orphan Home. Member of Investment
                                                Committee, Archdiocese of St. Louis.
                                                Trustee and Member of Investment
                                                Committee, St. Louis Art Museum
                                                (since 2005). President and
                                                Director, The Show Me Institute
                                                (public policy research) (since
                                                2006). Trustee, St. Louis Symphony
                                                Orchestra (since 2005). Trustee,
                                                Missouri Botanical Garden (since
                                                2005).
------------------- -------------- ------------ -------------------------------------- -------------- ----------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolios  and in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2006 is set
forth in the chart below.

-------------------------------------------- ----------------------------------- -----------------------------------
                                                                                  Aggregate Dollar Range of Shares
                                                                                   Owned in All Funds Overseen by
                                              Dollar Range of Portfolio Shares   Director in Family of Investment
                   Name                                    Owned                             Companies
-------------------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                                    None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                               None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                           None                            Over $100,00
-------------------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                            None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                            None                          $50,001-100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                              None                                None
-------------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                              None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                          None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2006 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2006.

                                                                                           Total
                                                        Pension or                    Compensation from
                                                       Retirement      Estimated       Funds and DFA
                                      Aggregate        Benefits as        Annual      Fund Complex Paid
                                    Compensation        Part of       Benefit upon           to
  Name and Position                from the Fund*       Expenses       Retirement        Directors+

George M. Constantinides......         $63,614            N/A             N/A             $130,000
  Director
John P. Gould.................         $63,614            N/A             N/A             $130,000
  Director
Roger G. Ibbotson.............         $67,281            N/A             N/A             $137,500
  Director
Robert C. Merton..............         $63,614            N/A             N/A             $130,000
  Director
Myron S. Scholes..............         $63,614            N/A             N/A             $130,000
  Director
Abbie J. Smith................         $63,614            N/A             N/A             $130,000
  Director
Christopher S. Crossan........        $128,703            N/A             N/A               N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2006 is as  follows:  $130,000  (Mr.  Gould),  $137,500  (Mr.
     Ibbotson);   $130,000  (Mr.   Scholes);   and  $130,000  (Ms.   Smith).   A
     disinterested  Director's deferred  compensation will be distributed at the earlier  of: (a)  January in the year  after the  disinterested  Director's resignation  from the Boards of  Directors/Trustees  of the DFA  Funds,  or
     death or disability,  or (b) five years  following the first  deferral,  in such amounts as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general obligations  of the  DFA  Funds,  payable  out of the  general  assets  and property of the DFA Funds.

Officers

     Below is the name, age,  information  regarding positions with the Fund and the  principal  occupation  for each  officer of the Fund.  The  address of each officer is 1299 Ocean  Avenue,  Santa  Monica,  CA 90401.  Each of the  officers listed below holds the same office (except as otherwise  noted) in the following
entities:   Dimensional  Fund  Advisors  LP,  Dimensional   Holdings  Inc.,  DFA
Securities Inc., the Fund, Dimensional Investment Group Inc., The DFA Investment
Trust Company, and Dimensional  Emerging Markets Value Fund Inc.  (collectively, the "DFA Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                      and
                                                      Length
                                                      of
        Name and Age                 Position         Service          Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 36                                               2005       Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl D. Avery                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 41                                               2005       institutional client service representative of
                                                                 Dimensional Fund Advisors LP (June 2002 to January
                                                                 2005); institutional client service and marketing
                                                                 representative for Metropolitan West Asset
                                                                 Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Scott A. Bosworth              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 November 1997).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 40                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David P. Butler                Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 42                                               2007       US Financial Services of Dimensional Fund Advisors
                                                                 LP (since January 2005). Formerly, Regional
                                                                 Director of Dimensional Fund Advisors LP (January
                                                                 1995 to January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick Carter                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 45                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 March 2006). Formerly, Director of Merrill Lynch
                                                                 Retirement Group (December 1998 to March 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (April 2001 to April 2004); Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert P. Cornell              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 58                                               2007       Director of Financial Services Group of Dimensional
                                                                 Fund Advisors LP (since August 1993).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President and Chief Compliance Officer of all
Age: 41                        Chief Compliance       2004       the DFA Entities. Formerly, Senior Compliance
                               Officer                           Officer of INVESCO Institutional, Inc. and its
                                                                 affiliates (August 2000 to January 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 50                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 37                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kenneth Elmgren                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 53                                               2007       Managing Principal of Beverly Capital (May 2004 to
                                                                 September 2006); Principal of Wydown Capital
                                                                 (September 2001 to May 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 42                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                               2001       Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jennifer Fromm                 Vice President         Since      Vice President of all of the DFA Entities. Prior to
Age: 34                                               2006       July 2006, counsel of Dimensional Fund Advisors LP.
                                                                 Formerly, Vice President, Secretary and Chief
                                                                 Compliance Officer for SA Funds-Investment Trust,
                                                                 an investment company (September 2000 to February
                                                                 2005), and various positions including Associate
                                                                 General Counsel for Loring Ward Group Inc. and its
                                                                 registered investment advisor subsidiaries
                                                                 (September 2000 to September 2004). Prior to
                                                                 September 2004, Associate Counsel for State Street
                                                                 Corporation.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Mark R. Gochnour               Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 40                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
John T. Gray                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors LP
                                                                 (January 2005 to February 2007); Client Services
                                                                 Coordinator of Dimensional Fund Advisors LP
                                                                 (December 1999 to December 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darla Hastings                 Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2007       Marketing Officer of Dimensional Fund Advisors LP.
                                                                 Formerly, Senior Vice President, Customer
                                                                 Experience for Benchmark Assisted Living (May 2005
                                                                 to April 2006); Executive Vice President and Chief
                                                                 Marketing Officer of State Street Corporation
                                                                 (September 2001 to October 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joel H. Hefner                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 June 1998).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President and Fund Controller of all the DFA
Age: 33                        Fund Controller        2005       Entities. Formerly, Senior Manager at
                                                                 PricewaterhouseCoopers LLP (July 1996 to April
                                                                 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (March 2003 to March 2005); Vice President and
                                                                 Portfolio Manager for Payden & Rygel (July 1999 to
                                                                 February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 39                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 33                                               2004       April 2004, Counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate at Gibson, Dunn & Crutcher
                                                                 LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 52                                               2003       Operating Officer of Dimensional Fund Advisors LP.
                                                                 Director and Vice President of Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer of Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director of Assante Capital Management (October
                                                                 2000 to December 2002); President and Chief
                                                                 Executive Officer of Assante Capital Management
                                                                 (October 2000 to April 2001); Executive Vice
                                                                 President of Assante Corporation (May 2001 to
                                                                 December 2002); Director of Assante Asset
                                                                 Management Ltd. (September 1997 to December 2002);
                                                                 President and Chief Executive Officer of Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 35                                               2004       Manager for Dimensional Fund Advisors LP (since
                                                                 April 2001). Prior to April 2001, a trader
                                                                 at Lincoln Capital Fixed Income Management
                                                                 (formerly Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 40                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); President of AEGON,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kristina M. LaRusso            Vice President         Since      Vice President of all DFA Entities. Formerly,
Age: 31                                                 2006     Operations Supervisor of Dimensional Fund Advisors
                                                                 LP (March 2003 to December 2006); Operations
                                                                 Coordinator of Dimensional Fund Advisors LP (March
                                                                 1998 to March 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Inmoo Lee                      Vice President         Since      Vice President of all DFA Entities. Associate
Age: 41                                               2007       Professor, Department of Finance and Accounting,
                                                                 Business School, National University of Singapore
                                                                 (7/2004 - present) Associate Professor, College of
                                                                 Business Administration,  Korea University
                                                                 (9/2001 - 5/2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 36                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David R. Martin                Vice President,        Since      Vice President, Chief Financial Officer and
Age: 50                        Chief Financial        2007       Treasurer of all the DFA Entities. Formerly,
                               Officer and Treasurer             Executive Vice President and Chief Financial
                                                                 Officer of Janus Capital Group Inc. (June 2005 to
                                                                 March 2007); Senior Vice President of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 37                                               2004       Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 47                                               2003       Client Service Manager of Dimensional Fund Advisors
                                                                 LP. Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 43                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. And Dimensional Funds II PLC
                                                                 (since 2002 and 2006, respectively). Formerly,
                                                                 Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gerard K. O'Reilly             Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 30                                               2007       Research Associate of Dimensional Fund Advisors LP
                                                                 (2004 to 2006); Research Assistant in PhD program,
                                                                 Aeronautics Department California Institute of
                                                                 Technology (1998 to 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carmen Palafox                 Vice President         Since      Vice President of all the DFA Entities. Operations
Age: 32                                               2006       Manager of Dimensional Fund Advisors LP (since May
                                                                 1996).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (February 2002 to
                                                                 January 2005); Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 46                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President and     Vice       Chief Investment Officer (beginning March 2007) and
Age: 40                        Chief Investment       President  Vice President of all the DFA Entities and
                               Officer                since      Dimensional Fund Advisors LP. Formerly, Research
                                                      2002 and   Associate for Dimensional Fund Advisors LP (June
                                                      Chief      2000 to April 2002); Research scientist (August
                                                      Investment 1998 to June 2000), California Institute of
                                                      Officer    Technology.
                                                      since
                                                      2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 36                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (August 2004 to July
                                                                 2005); Financial Services Analyst, Cato Institute
                                                                 (September 2001 to June 2004); Book Review Editor,
                                                                 Cato Journal, Cato Institute (May 1996 to June
                                                                 2004); Assistant Director, Project on Global
                                                                 Economic Liberty, Cato Institute (January 1996 to
                                                                 August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 51                                               1993       Australia Limited, and Dimensional Fund Advisors
                                                                 Canada Inc. Formerly, Director of Dimensional Fund
                                                                 Advisors Ltd. (February 2002 to April 2007) and
                                                                 Dimensional Funds PLC (January 2002 to April 2007);
                                                                 Chief Financial Officer and Treasurer of all the
                                                                 DFA Entities (1993 to March 2007); and Vice
                                                                 President, Chief Financial Officer and Treasurer of
                                                                 Dimensional Fund Advisors Ltd..
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 61                                               2001       Institutional Services. Prior to 2001, Regional
                                                                 Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted R. Simpson                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors (since
                                                                 December 2002). Formerly, contract employee with
                                                                 Dimensional Fund Advisors (April 2002 to December
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bryce D. Skaff                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors
                                                                 (December 1999 to January 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (August 2001 to April 2004); Principal of William
                                                                 M. Mercer, Incorporated (July 1995 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 44                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 59                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 34                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP. Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000) and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 41                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 49                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 56                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 62                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ryan Wiley                     Vice President         Since      Vice President of all the DFA Entities. Senior
Age: 30                                               2007       Trader of Dimensional Fund Advisors LP. Formerly,
                                                                 Portfolio Manager (2006 to 2007); Trader (2001 to
                                                                 2006); and Trading Assistant of Dimensional Fund
                                                                 Advisors LP (1999 to 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Paul E. Wise                   Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2005       Technology Officer for Dimensional Fund Advisors LP
                                                                 (since 2004). Formerly, Principal of Turnbuckle
                                                                 Management Group (January 2002 to August 2004);
                                                                 Vice President of Information Technology of AIM
                                                                 Management Group (March 1997 to January 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because each  Portfolio had not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of each Portfolio.

                           SERVICES TO THE PORTFOLIOS

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolios.  The  services  provided by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolios  pay  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate average net assets of the Fund Complex, which includes four registered investment  companies  and a group  trust.  The fee schedule is set forth in the table below:

..0110% of the Fund Complex's first $50 billion of average net assets;
..0085% of the Fund Complex's next $25 billion of average net assets; and
..0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to each  Portfolio  under the fee  schedule are  allocated to a
Portfolio based on the Portfolio's pro-rata portion of the aggregate average net assets of the Fund Complex.

     Each   Portfolio   also  is  subject  to  a  monthly  base  fee.  The  U.S.
Sustainability  1 Portfolio (the "U.S.  Portfolio") is subject to a monthly base fee of $1,666.  The International  Portfolio is subject to a monthly base fee of
$2,083.  Each  Portfolio  also pays  separate  fees to PFPC with  respect to the services PFPC provides as transfer agent and dividend disbursing agent.

Custodians

     Citibank,  N.A., 111 Wall Street,  New York, New York, 10005, is the global custodian for the  International  Portfolio.  PFPC Trust  Company,  301 Bellevue
Parkway, Wilmington, DE 19809, serves as the custodian for the U.S. Portfolio.

     A Portfolio's  custodian  maintains a separate  account or accounts for the
Portfolio;  receives, holds, and releases portfolio securities on account of the
Portfolio; makes receipts and disbursements of money on behalf of the Portfolio;
and collects and receives income and other payments and distributions on account of the Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP ("PwC") is the  independent  registered  public accounting  firm to the Fund and audits the annual  financial  statements of the
Fund.  PwC's address is Two Commerce  Square,  Suite 1700,  2001 Market  Street,
Philadelphia, PA 19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment advisor to each Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolios  had not yet  commenced  operations,  so the
Portfolios have not paid any management fees.

     Pursuant  to a  Fee  Waiver  and  Expense  Assumption  Agreement  for  each
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume the ordinary  operating  expenses of the Portfolio  (excluding the expenses  that the Portfolio  incurs  indirectly  through its  investment in other investment  companies)  ("Portfolio  Expenses") to the extent necessary to limit the Portfolio Expenses of the U.S.  Portfolio and International  Portfolio
to 0.35% and 0.55%,  respectively,  of each Portfolio's average net assets on an annualized  basis  (the  "Expense  Limitation  Amount").  At any  time  that the
Portfolio  Expenses  of a  Portfolio  are  less  than  the  Portfolio's  Expense
Limitation  Amount,  the Advisor retains the right to seek reimbursement for any fees  previously  waived and/or expenses  previously  assumed to the extent that such reimbursement will not cause the Portfolio's  annualized Portfolio Expenses to  exceed  the  Portfolio's  Expense  Limitation  Amount.  A  Portfolio  is not
obligated  to  reimburse  the  Advisor  for fees  previously  waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial  period until April 1 2009,  and then shall continue in effect from year to year for one-year periods  thereafter  unless  terminated by the Advisor.

                               PORTFOLIO MANAGERS

     In accordance  with the team approach  used to manage the  Portfolios,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment  decisions regarding the Portfolios including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment Committee.  The portfolio managers named below coordinate the efforts of all other portfolio managers with respect to the day-to-day management of the
Portfolios indicated.

      U.S. Portfolio                              Robert T. Deere
      International Portfolio                     Karen E. Umland

     Because each  Portfolio had not commenced  operations  prior to the date of this SAI, the portfolio managers do not own any shares of the Portfolios.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolios or other accounts that the portfolio managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications  in  compensation  as the Advisor's  Compensation  Committee deems
necessary  to  reflect   changes  in  the  market.   Each  portfolio   manager's
compensation consists of the following:

o    Base salary.  Each  portfolio  manager is paid a base  salary.  The Advisor considers the factors described above to determine each portfolio manager's base salary.

o    Semi-Annual  Bonus. Each portfolio manager may receive a semi-annual bonus.
     The  amount of the bonus paid to each  portfolio  manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of stock of the Advisor's general partner as determined from time to time by the
Board of  Directors  of the Advisor or its  delegees.  Portfolio  managers  also participate  in  benefit  and  retirement  plans  and other  programs  available generally to all employees.

Other Managed Accounts

     In addition to the Portfolios,  the portfolio  managers  manage:  (i) other
U.S. registered investment companies advised or sub-advised by the Advisor; (ii)
other pooled investment  vehicles that are not U.S. registered mutual funds; and
(iii) other accounts managed for  organizations  and individuals.  The following table  sets  forth  information  regarding  the total  accounts  for which  each portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

                                   Number of Accounts Managed and Total
Name of Portfolio Manager          Assets by Category As of November 30, 2006
---------------------------------- -------------------------------------------------------------------------
                                   o   23 U.S. registered mutual funds with $45,702 million in total
Robert T. Deere                        assets under management.
                                   o   8 unregistered pooled investment vehicles with $10,498 million in total assets under management.  Out of these unregistered pooled investment vehicles, one client with an investment of $304 million in an unregistered pooled investment vehicle pays a
                                       performance-based advisory fee.
                                   o   41 other accounts with $3,371 million in total assets under management.
---------------------------------- -------------------------------------------------------------------------
                                   o   24 U.S. registered mutual funds with $35,356 million in total
Karen E. Umland                        assets under management.
                                   o   4 unregistered pooled investment vehicles with $557 million in total assets under management.
                                   o   7 other accounts with $2,896 million in total assets under management.
---------------------------------- -------------------------------------------------------------------------

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolios),  other unregistered pooled investment vehicles, and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account may have similar investment objectives to a Portfolio,  or may purchase, sell, or hold securities  that are eligible to be purchased,  sold, or held by a
Portfolio. Actual or apparent conflicts of interest include:

o    Time Management.  The management of multiple portfolios and/or Accounts may result in a portfolio  manager  devoting  unequal time and attention to the management of each portfolio  and/or  Account.  The Advisor seeks to manage such competing  interests for the time and attention of portfolio  managers by having portfolio managers focus on a particular  investment  discipline.
     Most  Accounts  managed by a portfolio  manager are managed  using the same investment  models that are used in connection  with the  management of the
     Portfolios.

o    Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However,  positions in the same  security may vary and the length of time that any portfolio or
     Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager  identifies a limited  investment  opportunity that may be suitable for more than one  portfolio  or Account,  a Portfolio may not be  able  to take  full  advantage  of that  opportunity  due to an allocation of filled purchase or sale orders across all eligible portfolios and  Accounts.  To deal with these  situations,  the  Advisor  has  adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

o    Broker  Selection.   With  respect  to  securities   transactions  for  the
     Portfolios  the  Advisor  determines  which  broker to use to execute  each order,  consistent  with the Advisor's  duty to seek best  execution of the transaction.  However,  with respect to certain  Accounts (such as separate accounts),  the Advisor  may be limited by the client  with  respect to the selection  of  brokers  or may be  instructed  to direct  trades  through a particular  broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for  a  Portfolio  and  another
     Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Portfolio or the Account.

o    Performance-Based  Fees. For some Accounts,  the Advisor may be compensated based on the profitability of the Account,  such as by a  performance-based management  fee.  These  incentive  compensation  structures  may  create a conflict of  interest  for the  Advisor  with regard to Accounts  where the
     Advisor is paid  based on a  percentage  of assets  because  the  portfolio manager may have an incentive to allocate securities  preferentially to the
     Accounts where the Advisor might share in investment gains.

o    Investment  in an Account.  A portfolio  manager or his/her  relatives  may invest in an Account  that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the  Portfolio  or  other  Accounts  for  which  he or  she  has  portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolios described in this SAI had not commenced operations prior to the date of this SAI.

                                 CODE OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolios. The Code is designed to ensure that access  persons act in the interest of a Portfolio,  and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by a  Portfolio  unless  the  access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and personal securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of each  Portfolio,  when issued and paid for in accordance with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock of a Portfolio  represents an equal proportional  interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that the shareholders  hold, except as otherwise required by applicable law. If liquidation of the Fund should occur,  shareholders  would be entitled  to  receive,  on a per  class  basis,  the  assets  of the  particular portfolio whose shares they own, as well as a proportionate share of Fund assets not  attributable  to any particular  portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940
Act or other  applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of shareholders  entitled to be cast  not less  than a  majority  of the  votes  entitled  to be cast at such meeting.  Such  meeting may be called to  consider  any  matter,  including  the removal  of  one  or  more  directors.  Shareholders  will  receive  shareholder communications  with  respect  to such  matters  as  required  by the 1940  Act, including semi-annual and annual financial statements of the Fund.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolios had not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of a Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering  of shares  of a  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted  in  exchange  for shares of a
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of a Portfolio  will be priced at the public  offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future experience of a Portfolio,  which is currently sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders may transfer shares of a Portfolio to another person by making a written request to the Advisor,  who will transmit the request to the transfer agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates,  if any,  which are subject to the transfer.  The signature on the letter of request, the stock certificate,  or any stock power must be guaranteed in the same manner as described in the Prospectus under  "REDEMPTION OF SHARES."
As with  redemptions,  the written request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolios.  Unless your  investment  in the  Portfolios is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     A Portfolio  derives income generally in the form of dividends and interest on its investments.  This income,  less expenses  incurred in the operation of a
Portfolio,  constitutes  its net investment  income from which  dividends may be paid to you. If you are a taxable  investor,  any  distributions  by a Portfolio from such income  (other  than  qualified  dividends)  will be taxable to you at ordinary  income  tax  rates,  whether  you take  them in cash or in  additional shares.  A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     A Portfolio may realize a capital gain or loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions derived from the excess of net  short-term  capital gain over net long-term  capital loss will be taxable to you as  ordinary  income.  Distributions  paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a
Portfolio.  Any net capital gain of a Portfolio  generally  will be  distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

     If a Portfolio's  distributions exceed its taxable income and capital gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce  each  shareholder's  cost basis in a Portfolio  and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder's basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

     In  general.  The  International   Portfolio  may  be  subject  to  foreign
withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Portfolio's income dividends paid to shareholders.

     Pass-through of foreign tax credits. If more than 50% in value of the total assets of the  International  Portfolio  is  invested in  securities  of foreign corporations,  the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the  Portfolio.  If this election is made, the International  Portfolio may report more taxable income to you than it actually  distributes.  You will then be entitled either to deduct your share of these  taxes in  computing  your  taxable  income,  or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations for certain shareholders).  The International Portfolio will provide you with the  information  necessary to complete your personal income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro  rata  share  of  foreign  taxes by paid by the
Portfolio)  will be  reduced if you  receive  from the  International  Portfolio qualifying  dividends from qualifying  foreign  corporations that are subject to tax at reduced rates. Shareholders in these circumstances should talk with their personal tax advisors  about their foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a Portfolio.  Similarly,  foreign  exchange  losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Portfolio's  ordinary income  otherwise  available for distribution to you. This
treatment   could  increase  or  decrease  the   Portfolio's   ordinary   income
distributions  to you, and may cause some or all of the  Portfolio's  previously distributed income to be classified as a return of capital.

     PFIC securities.  The  International  Portfolio may invest in securities of foreign  entities  that could be deemed for tax  purposes to be passive  foreign investment companies ("PFICs"). When investing in PFIC securities, the Portfolio intends to  mark-to-market  these securities and will recognize any gains at the end of its fiscal year.  Deductions  for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses)  are  treated as  ordinary  income  that the  Portfolio  is  required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends when  distributed to you by the
Portfolio.  In addition, if the Portfolio is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Portfolio may be subject to U.S. federal income tax on a portion of any "excess  distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred  taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.

     A  Portfolio   will  inform  you  of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each  calendar  year. If you have not held  Portfolio  shares for a full year, a
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends,  or  capital  gains,  and in the case of  non-U.S.  shareholders  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the  Portfolio.  Taxable  Distributions  declared by a Portfolio  in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     Each  Portfolio  intends to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  a Portfolio  generally  pays no federal  income tax on the income and gains it  distributes  to its  shareholders.  The Board of  Directors reserves the right not to distribute a Portfolio's net long-term capital gain or not to  maintain  the  qualification  of a Portfolio  as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term  capital gain is retained,  a Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund  for the tax paid by a  Portfolio.  If a  Portfolio  fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions  to you would be taxed as  qualified  dividend  income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, a Portfolio must meet certain specific requirements, including:

     (i) The  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirement

     To avoid federal excise taxes,  the Code requires a Portfolio to distribute to you by December 31 of each year, at a minimum,  the following amounts: 98% of its taxable  ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  November 30; and
100% of any undistributed amounts from the prior year. Each Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which  case  you  must  treat  them as  received  in  December)  but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes.  If you redeem your Portfolio shares,  the Internal Revenue
Service (the "IRS") requires you to report any gain or loss on your  redemption.
If you held your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term capital gain distributed to you by a
Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in a Portfolio (through reinvestment of dividends or otherwise) within 30 days  before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent a Portfolio invests in certain U.S.  government  obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these  obligations  should be exempt  from  state and local  personal  income taxes,  subject in some states to minimum  investment or reporting  requirements that must be met by the  Portfolio.  The  income  on  portfolio  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For individual shareholders, a portion of the dividends paid by a Portfolio may be qualified  dividends  eligible  for  taxation at  long-term  capital gain rates.  This  reduced  rate  generally  is  available  for  dividends  paid by a
Portfolio  out of dividends  earned on the  Portfolio's  investment in stocks of domestic corporations and qualified foreign corporations.

     Both a  Portfolio  and  the  investor  must  meet  certain  holding  period requirements to qualify Portfolio dividends for this treatment.  Specifically, a
Portfolio  must hold the stock for at least 61 days  during the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal year, a Portfolio  will designate the portion of its ordinary dividend income that meets the definition of qualified  dividend income taxable at reduced rates. If 95% or more of a Portfolio's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For corporate shareholders,  a portion of the dividends paid by a Portfolio may qualify for the dividends-received  deduction. The portion of dividends paid by a Portfolio that so qualifies will be designated each year in a notice mailed to a Portfolio's  shareholders,  and cannot exceed the gross amount of dividends received  by a  Portfolio  from  domestic  (U.S.)  corporations  that would have qualified  for the  dividends-received  deduction in the hands of a Portfolio if the  Portfolio was a regular  corporation.  Dividends  paid by a Portfolio  from interest on debt  securities  or  dividends  earned on portfolio  securities  of
non-U.S.   issuers   are   not   expected   to   qualify   for   the   corporate
dividends-received  deduction.  Because the International  Portfolio's income is derived  primarily  from  foreign  issuers,  none or only a small  amount of its distributions  are  expected  to qualify  for the  corporate  dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction. The amount that a Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the Portfolio for less than a minimum period of time,  generally 46 days during a 91-day period  beginning 45 days before the stock becomes  ex-dividend.
Similarly,  if your Portfolio  shares are  debt-financed or held by you for less than a  46-day  period  then  the  dividends-received  deduction  for  Portfolio dividends on your shares may also be reduced or  eliminated.  Even if designated as  dividends  eligible  for the  dividends-received  deduction,  all  dividends
(including any deducted  portion) must be included in your  alternative  minimum taxable income calculation.

Complex Securities

     Each Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether gains or losses recognized by a Portfolio are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio,  defer the Portfolio's  ability to recognize losses,  and subject the Portfolio to U.S.
federal  income  tax  on  income  from  certain  of  the   Portfolio's   foreign
investments.  In turn,  these  rules may affect the  amount,  timing  and/or tax character of a  Portfolio's  income and, in turn, of the income  distributed  to you.

     Derivatives.  Each  Portfolio is  permitted  to invest in certain  options, futures and foreign currency contracts.  If a Portfolio makes these investments, it  could  be  required  to  mark-to-market  these  contracts  and  realize  any unrealized  gains and losses at its fiscal year end even though it  continues to hold the  contracts.  Under  these  rules,  gains  or  losses  on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  a Portfolio also would be required to mark-to-market  these contracts annually as of  November 30 (for  capital  gain net income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Securities   lending.   A  Portfolio's   entry  into   securities   lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income  and,  to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

     Tax  straddles.  A Portfolio's  investment in options,  futures and foreign currency  contracts in connection with certain hedging  transactions could cause the Portfolio to hold offsetting positions in securities.  If a Portfolio's risk of loss with respect to specific  securities in its  portfolio is  substantially diminished by the fact that it holds other  securities,  the Portfolio  could be deemed to have entered into a tax  "straddle" or to hold a "successor  position"
that would require any loss realized by it to be deferred for tax purposes.

     Investments  in  securities  of uncertain  tax  character.  A Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment  expected by a Portfolio,  it could affect the timing or character of income  recognized by a Portfolio,  requiring a Portfolio to purchase or sell securities,  or otherwise change its portfolio,  in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, a Portfolio  must withhold a portion of your taxable  dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Portfolio  also must  withhold  if the IRS  instructs  it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by a Portfolio,  subject to certain  exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends  paid by a Portfolio from either  long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related  dividends  paid by a
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount, and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a  corporation  or  partnership  in which a Portfolio  is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that  is  designated  by a  Portfolio  as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because  the  designation  is based on an estimate  of a  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  a Portfolio may over withhold a small amount of U.S.  tax from a dividend  payment.  In this case,  the non-U.S.
investor's  only  recourse  may be  either  to  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be  practical in every case for a Portfolio  to  designate,  and a Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related   or  short-term  capital  gain  dividends.   Additionally,   a
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends paid by a
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by a  Portfolio  to  non-U.S.  investors  on  the  income  earned  on  portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000  statutory estate tax credit.  A partial  exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that generally would be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares of a Portfolio by a non-U.S.  shareholder who is a nonresident alien  individual  will  not be  subject  to  U.S.  federal  gift  tax.  The tax consequences  to a non-U.S.  shareholder  entitled  to claim the  benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax  consequences to them of an investment in a Portfolio,  including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions  contemplated  herein. Rules of state and local taxation of ordinary  income,  qualified  dividend income and capital  gain  dividends  may  differ  from the  rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in a Portfolio.

     This  discussion of "Taxation of the Portfolios" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the portfolio  securities  held by the  Portfolios to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other  personnel of the Advisor and has  delegated to its members  authority to: (i)  oversee the voting of proxies;  (ii) make  determinations  as to how to vote certain specific proxies; and (iii) verify the on-going compliance with the
Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific,  ongoing  compliance with respect to the Voting
Policies  and may  designate  other  personnel of the Advisor to vote proxies on behalf of the Portfolios, including all authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of a Portfolio as understood by the Advisor at the time of the vote.  Generally,  the Advisor  analyzes proxy  statements on behalf of a
Portfolio in accordance with the Voting Policies and the Voting Guidelines. Most proxies that the Advisor  receives will be voted in  accordance  with the Voting
Guidelines.  Since  most  proxies  are  voted  in  accordance  with  the  Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest  arises between the interests of a Portfolio,  and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.   The  Voting  Guidelines  provide  a  framework  for  analysis  and decision-making,  however,  the Voting  Guidelines  do not address all potential issues.  In order to be able to address all the relevant facts and circumstances related to a proxy vote,  the Advisor  reserves the right to vote counter to the
Voting  Guidelines if, after a review of the matter,  the Advisor  believes that the best  interests  of a  Portfolio  would be served by such a vote.  In such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of a Portfolio.

     Examples of some of the Voting  Guidelines are described  below.  Under the
Voting  Guidelines,  proxies will usually be voted for: (i) the  ratification of independent auditors;  (ii) the elimination of anti-takeover measures; and (iii)
re-incorporation  when the economic  factors  outweigh  any negative  governance changes.  Pursuant  to the  Voting  Guidelines,  proxies  will  usually be voted against (i) the institution of  anti-takeover  measures (such as the institution
of  classified   boards  of  directors  and  the  creation  of  super   majority
provisions),  and (ii)  proposals  authorizing  the  creation  of new classes of preferred stock with unspecified voting,  conversion,  dividend distribution and other rights.  The Voting Guidelines also provide that certain proposals will be considered on a case-by-case  basis,  including:  (i) mergers and  acquisitions, which will be assessed to determine whether the transaction enhances shareholder value;  (ii)  proposals  with respect to management  compensation  plans;  (iii)
proposals  increasing  the  authorized  common  stock  of a  company;  and  (iv)
proposals with respect to the composition of a company's Board of Directors. The
Advisor  may,  but will not  ordinarily,  take social  concerns  into account in voting proxies with respect to securities held by a Portfolio.

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines  is in the best  interests of a Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may  determine  that it is in the best  interests of a Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best interest of a Portfolio and refrain from voting if the costs, including the opportunity  costs, of voting would, in the view of the Advisor,  exceed the expected  benefits of voting.  For  securities on loan, the Advisor will balance the revenue-producing  value of loans against the  difficult-to-assess  value of casting votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities  lending income,  either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor  recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall  securities on loan if it determines that voting the securities is likely to materially  affect the value of a Portfolio's  investment  and that it is in the  Portfolio's  best interests to do so. In cases where the Advisor  does not receive a  solicitation or enough information within a sufficient time (as reasonably  determined by the
Advisor) prior to the proxy-voting deadline, the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and
costly  to  vote  proxies  due  to  local  restrictions,   customs,   and  other
requirements  or  restrictions.  The Advisor  does not vote  proxies of non-U.S.
companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to a Portfolio associated with voting.
The  Advisor  determines  whether to vote  proxies of  non-U.S.  companies  on a portfolio-by-portfolio basis, and generally implements uniform voting procedures for all proxies of a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties,  on a portfolio-by-portfolio  and country-by-country  basis, in order to determine if there have been any material changes that would affect the Advisor's decision of whether or not to vote.

     The Advisor has retained  Institutional  Shareholder  Services ("ISS"),  an independent  third party  service  provider,  to provide  certain  services with respect to proxy voting. ISS provides  information on shareholder  meeting dates and proxy materials;  translates proxy materials  printed in a foreign language;
provides  research on proxy proposals and voting  recommendations  in accordance with the Voting Guidelines; effects votes on behalf of a Portfolio; and provides reports  concerning  the proxies  voted.  Although  the Advisor may consider the
recommendations   of  ISS  on  proxy  issues,  the  Advisor  remains  ultimately responsible for all proxy voting decisions.

     Information  regarding  how  a  Portfolio  voted  proxies  related  to  its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect:  (310) 395-8005,  or (ii) on the Advisor's web site
at   http://www.dfaus.com,   and   (iii)  on  the   Commission's   web  site  at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern disclosure of the portfolio  holdings of each Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the shareholders of a Portfolio, and (2)
appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings  Information.   Each  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the  Advisor's  public web site,  http://www.dfaus.com,  within twenty days  after the end of each  month.  This  online  disclosure  may also  include
information  regarding  a  Portfolio's  industry  allocations.   Each  Portfolio
generally discloses its complete Holdings  Information (other than cash and cash equivalents),  as of  month-end,  online  at  the  Advisor's  public  web  site,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who (i)  specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolios  had ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

         Recipient                    Portfolios               Business Purpose         Frequency
---------------------------- ------------------------------ ----------------------- -------------------
PFPC Trust Company           U.S. Portfolio                 Fund Custodian          Daily
--------------------------- ------------------------------ ----------------------- -------------------
Citibank, N.A.               International Portfolio        Fund Custodian and      Daily
                                                            middle office
                                                            operational support
                                                            service provider to
                                                            the Advisor
---------------------------- ------------------------------ ----------------------- -------------------
PFPC Inc.                    Both Portfolios                Fund Administrator,     Daily
                                                            Accounting Agent and
                                                            Transfer Agent
---------------------------- ------------------------------ ----------------------- -------------------
PricewaterhouseCoopers LLP   Both Portfolios                Independent             Semi-annually
                                                            registered public       (based on fiscal
                                                            accounting firm         year)
---------------------------- ------------------------------ ----------------------- -------------------
Pricing Service Vendor       International Portfolio        Fair value              Daily
                                                            information services
---------------------------- ------------------------------ ----------------------- -------------------
___________________          Both Portfolios                Environmental Impact    [Quarterly]
                                                            Vendor

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order to  perform  their  business  functions.  None of the  Portfolios,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and each Portfolio, and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) a Portfolio  has a  legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolios,  the Advisor,  or an affiliate thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in a Portfolio  or in other  investment  companies  or  accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolios to existing and prospective shareholders, while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolios  had not  commenced  operations  as of November 30, 2006,  the annual reports of the Fund for the fiscal year ended  November  30, 2006 do not contain any data regarding the Portfolios.

                                PERFORMANCE DATA

     Each Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management  costs and expenses.  The  performance of a Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related  to a  Portfolio  or to the  Advisor,  should  be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                                      Subject to completion, [           ], 2007

              DFA SELECTIVELY HEDGED GLOBAL FIXED INCOME PORTFOLIO

                      DFA Investment Dimensions Group Inc.

                1299 Ocean Avenue, Santa Monica, California 90401
                            Telephone: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                              [____________], 2007

     This statement of additional  information  ("SAI") relates to the shares of the DFA Selectively  Hedged Global Fixed Income  Portfolio (the  "Portfolio") of
DFA Investment Dimensions Group Inc. (the "Fund").

     This SAI is not a  prospectus  but should be read in  conjunction  with the
Prospectus of the Portfolio, dated [____________], 2007, as amended from time to
time.  As  of  [____________],   2007,  the  Portfolio  had  not  yet  commenced
operations, so no financial information is shown for the Portfolio in the Fund's annual report for the fiscal year ended  November 30, 2006.  The  Prospectus and annual  report can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this statement of additional  information is not complete and may be  changed.  These  securities  may  not be  sold  until  the  registration statement  filed with the Securities and Exchange  Commission is effective.  The statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these  securities in any state where the offer or sale is not permitted.

                     PORTFOLIO CHARACTERISTICS AND POLICIES

     The following  information  supplements  the  information  set forth in the
Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

     Dimensional Fund Advisors LP (the "Advisor")  serves as investment  advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled  and operated by its general  partner,  Delaware  Holdings Inc., a
Delaware  corporation.  Prior  to  November  3,  2006,  the  Advisor  was  named
Dimensional Fund Advisors Inc. and was organized as a Delaware corporation.

     The  Portfolio  is  diversified  under  the  federal  securities  laws  and regulations.

                             BROKERAGE TRANSACTIONS

     The  Portfolio  acquires and sells  securities  on a net basis with dealers that are major market makers in such securities. The Investment Committee of the
Advisor  selects dealers on the basis of their size,  market-making,  and credit analysis ability. When executing portfolio  transactions for the Portfolio,  the
Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

     Portfolio  transactions  will be placed with a view to  receiving  the best price  and  execution.  The  Portfolio  will  seek to  acquire  and  dispose  of securities  in a manner  which would cause as little  fluctuation  in the market prices of stocks being purchased or sold as possible in light of the size of the transactions  being  effected,  and brokers  will be selected  with this goal in view. The Advisor  monitors the performance of brokers that effect  transactions for the Portfolio to determine  the effect that the brokers'  trading has on the market prices of the securities in which the Portfolio invests. The Advisor also checks the rate of  commission  being paid by the  Portfolio  to its  brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

     Transactions  also may be placed with  brokers who provide the Advisor with investment research, such as reports concerning individual issuers,  industries, and general  economic and financial  trends,  and other research  services.  The
Investment  Advisory Agreement of the Portfolio permits the Advisor knowingly to pay  commissions  on these  transactions  that are greater than another  broker, dealer,  or  exchange  member  might  charge  if the  Advisor,  in  good  faith, determines that the commissions  paid are reasonable in relation to the research or brokerage  services  provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the accounts under the Advisor's management.  Research services furnished by brokers through whom securities  transactions are effected may be used by the Advisor in servicing  all of its  accounts  and not all  such  services  may be used by the
Advisor with respect to the Portfolio.

     Subject to obtaining best price and execution,  transactions  may be placed with  brokers  that  have  assisted  in the sale of Fund  shares.  The  Advisor, however,  pursuant to policies and procedures approved by the Board of Directors of the Fund,  is  prohibited  from  selecting  brokers and dealers to effect the securities  transactions  for the  Portfolio  based  (in  whole or in part) on a broker's or dealer's  promotion or sale of shares issued by the Portfolio or any other registered investment companies.

     Because the Portfolio had not commenced investment  operations prior to the date of this SAI, the Portfolio has not incurred any brokerage  commissions that are required to be reported.

                             INVESTMENT LIMITATIONS

     The Portfolio has adopted certain  limitations that may not be changed with respect to the Portfolio  without the approval of a majority of the  outstanding voting  securities of the  Portfolio.  A "majority" is defined as the lesser of:
(1) at least 67% of the voting  securities  of the  Portfolio (to be affected by the proposed  change)  present at a meeting,  if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy,  or (2)  more  than  50% of the  outstanding  voting  securities  of such
Portfolio.

     The Portfolio will not:

     (1)  purchase or sell real estate, unless acquired as a result of ownership of securities or other  instruments and provided that this restriction does not prevent the Portfolio  from investing in issuers that invest, deal, or otherwise  engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

     (2)  purchase or sell physical commodities,  unless acquired as a result of ownership of  securities or other  instruments  and provided that this
          restriction   does  not  prevent  the   Portfolio   from  engaging  in
          transactions  involving  futures  contracts  and  options  thereon  or investing in securities that are secured by physical commodities;

     (3)  make loans to other  persons,  except:  (a) through the lending of its portfolio  securities;  (b) through the  purchase of debt  securities, loan  participations  and/or  engaging in direct  corporate  loans for investment  purposes in accordance  with its investment  objective and policies;  and (c) to the extent the entry into a repurchase agreement is deemed to be a loan;

     (4)  purchase  the  securities  of any one  issuer  (other  than  the  U.S.
          government or any of its agencies or  instrumentalities  or securities of other investment  companies) if immediately  after such investment:
          (a) more than 5% of the value of the Portfolio's total assets would be invested  in such  issuer,  or (b) more  than  10% of the  outstanding voting  securities  of such  issuer  would be owned by the  Portfolio, except that up to 25% of the value of the Portfolio's total assets may be invested without regard to such 5% and 10% limitations;

     (5)  borrow money, except that it may: (a) borrow from banks (as defined in the 1940 Act) or other financial institutions in amounts up to 33 1/3%
          of its total assets  (including the amount  borrowed),  and (b) to the extent  permitted by applicable  law, borrow up to an additional 5% of its total assets for temporary purposes;

     (6)  issue senior  securities  (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act;

     (7)  engage in the business of  underwriting  securities  issued by others;
          and

     (8)  acquire any  securities  of  companies  within one  industry  if, as a result  of  such  acquisition,  more  than  25%  of the  value  of the
          Portfolio's  total assets would be invested in securities of companies within such industry; except that the Portfolio shall invest more than
          25% of its total  assets  in  obligations  of banks  and bank  holding companies  in the  circumstances  described  in the  Prospectus  under
          "Investments in the Banking Industry" and as otherwise described under
          "Portfolio Strategy."

     Although not a fundamental  policy  subject to  shareholder  approval,  the
Portfolio  does not intend to invest more than 15% of its net assets in illiquid securities.

     With respect to the  investment  limitation  described  in 5(a) above,  the
Portfolio  will  maintain  asset  coverage of at least 300% (as described in the
1940 Act),  inclusive of any amounts  borrowed.  With respect to the  investment limitation described in 5(b) above, the Portfolio will segregate assets to cover the amount borrowed by the Portfolio. The Portfolio currently does not intend to borrow money for investment purposes.

     Subject to future  regulatory  guidance,  for purposes of those  investment limitations  identified  above that are based on total  assets,  "total  assets"
refers to the assets that the Portfolio  owns,  and does not include assets that the Portfolio does not own but over which it has effective control. For example, when applying a percentage  investment limitation that is based on total assets, the  Portfolio  will exclude  from its total assets those assets that  represent collateral received by the Portfolio for its securities lending transactions.

     Unless otherwise indicated,  all limitations  applicable to the Portfolio's investments  apply  only at the  time  that a  transaction  is  undertaken.  Any subsequent  change in a rating  assigned by any rating  service to a security or change  in  the  percentage  of  the  Portfolio's  assets  invested  in  certain securities or other  instruments  resulting  from market  fluctuations  or other changes in the  Portfolio's  total  assets  will not require  the  Portfolio  to dispose of an investment until the Advisor  determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different  ratings to the same security,  the
Advisor will  determine  which  rating the Advisor  believes  best  reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                                FUTURES CONTRACTS

     The  Portfolio  may enter into  futures  contracts  and  options on futures contracts to gain market  exposure on the  Portfolio's  uninvested  cash pending investments in securities and to maintain liquidity to pay redemptions.  Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined  securities at a specified future time and at a specified  price.  Futures  contracts which are standardized as to maturity date and underlying  financial  instrument are traded on national futures  exchanges.
The  Portfolio  will be required to make a margin  deposit in cash or government securities  with a  futures  commission  merchant  (an  "FCM") to  initiate  and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and FCMs may establish  margin  requirements which are  higher  than the  exchange  requirements.  After a  futures  contract position is opened,  the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin to be held by the FCM will be required.  Conversely,  reduction  in the contract  value may reduce the required  margin  resulting  in a repayment  of excess  margin to the custodial  accounts of the Portfolio.  Variation  margin payments may be made to and from the  futures  broker  for as long as the  contract  remains  open.  The
Portfolio  expects to earn income on its margin deposits.  The Portfolio intends to limit its futures-related investment activity so that other than with respect to  bona  fide  hedging  activity  (as  defined  in  Commodity  Futures  Trading
Commission  ("CFTC")  General  Regulations  Section  1.3(z)):  (i) the aggregate initial  margin and premiums paid to establish  commodity  futures and commodity option contract  positions  (determined at the time the most recent position was established) does not exceed 5% of the liquidation value of the Portfolio, after taking  into  account  unrealized  profits  and  unrealized  losses  on any such contracts it has entered into  (provided  that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating  such 5%  limitation);  or (ii) the aggregate  net "notional  value"
(i.e., the size of a commodity  futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current  market  price (for a futures  contract)  or strike price (for an option  contract)  of each such unit) of all  non-hedge  commodity  futures  and commodity  option  contracts that the Portfolio has entered into  (determined at the time  the  most  recent  position  was  established)  does  not  exceed  the liquidation value of the Portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that the Portfolio has entered into.

     Positions in futures  contracts  may be closed out only on an exchange that provides a secondary  market.  However,  there can be no assurance that a liquid secondary market will exist for any particular  futures contract at any specific time.  Therefore,  it might not be possible to close a futures  position and, in the event of  adverse  price  movements,  the  Portfolio  would  continue  to be required  to make  variation  margin  deposits.  In such  circumstances,  if the
Portfolio has  insufficient  cash,  the Portfolio  might have to sell  portfolio securities  to  meet  daily  margin  requirements  at a time  when it  might  be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures  contract by only  entering  into  futures that are traded on national futures  exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the Commission and
interpretations  of  the  staff  of  the  Commission,   the  Portfolio  (or  its
custodians) is required to maintain  segregated  accounts or to segregate assets through  notations on the books of the  custodian,  consisting  of liquid assets
(or,  as  permitted  under  applicable  interpretations,  enter into  offsetting positions) in connection with the Portfolio's  futures contract  transactions in order to cover the Portfolio's obligations with respect to such contracts. These requirements  are designed to limit the amount of leverage the Portfolio may use by entering into futures transactions.

                            CASH MANAGEMENT PRACTICES

     The Portfolio engages in cash management  practices in order to earn income on uncommitted cash balances.  Generally, cash is uncommitted pending investment in other obligations,  payment of redemptions,  or in other  circumstances where the Advisor  believes  liquidity  is necessary or  desirable.  For example,  the
Portfolio may make cash  investments  for temporary  defensive  purposes  during periods in which market, economic, or political conditions warrant.

     The Portfolio may invest cash in short-term  repurchase  agreements as well as affiliated or unaffiliated, registered or unregistered, money market funds.

                             DIRECTORS AND OFFICERS

     The Board of  Directors of the Fund is  responsible  for  establishing  the
Fund's policies and for overseeing the management of the Fund.

     The Board of Directors has two standing committees, the Audit Committee and the  Portfolio  Performance  and  Service  Review  Committee  (the  "Performance
Committee"). The Audit Committee is comprised of George M. Constantinides, Roger
G.  Ibbotson,  and Abbie J.  Smith.  Each  member of the  Audit  Committee  is a disinterested  Director.  The Audit  Committee for the Board oversees the Fund's accounting and financial  reporting policies and practices,  the Fund's internal controls,  the Fund's financial  statements and the independent  audits thereof, and performs  other  oversight  functions  as requested by the Board.  The Audit
Committee for the Board  recommends the  appointment  of the Fund's  independent registered  public accounting firm and also acts as a liaison between the Fund's independent  registered  public  accounting firm and the full Board.  There were four Audit  Committee  meetings  for the Fund held  during the fiscal year ended
November 30, 2006.

     The  Performance  Committee  is  comprised  of Messrs.  Constantinides  and
Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes, and Robert C. Merton. Each
member of the Fund's  Performance  Committee is a  disinterested  Director.  The
Performance Committee regularly reviews and monitors the investment  performance of the Fund's series,  including the Portfolio,  and reviews the  performance of the Fund's service  providers.  There were three Performance  Committee meetings held during the fiscal year ended November 30, 2006.

     Certain biographical  information for each disinterested  Director and each interested  Director of the Fund is set forth in the tables  below,  including a description  of each  Director's  experience  as a Director of the Fund and as a director  or  trustee  of  other  funds,  as well as other  recent  professional experience.

---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
                                 Term of
                                 Office(1)
                                 and                                            Portfolios
                                 Length                                       within the DFA
                                 of           Principal Occupation During    Fund Complex(2)  Other Directorships of
Name, Address and Age  Position  Service             Past 5 Years                Overseen      Public Companies Held
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
George M.              Director  Since      Leo Melamed Professor of         90 portfolios
Constantinides                   1983       Finance, Graduate School of      in 4
Graduate School of                          Business, University of          investment
Business, University                        Chicago.                         companies
of Chicago
5807 S. Woodlawn
Avenue
Chicago, IL 60637
Age: 60
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
John P. Gould          Director  Since      Steven G. Rothmeier              90 portfolios    Trustee, Harbor Fund
Graduate School of               1986       Distinguished Service            in 4             (registered investment
Business, University                        Professor of Economics,          investment       company) (14
of Chicago                                  Graduate School of Business,     companies        Portfolios) (since
5807 S. Woodlawn                            University of Chicago (since                      1994).
Avenue                                      1965). Member of the Board of
Chicago, IL 60637                           Milwaukee Mutual Insurance
Age: 68                                     Company (since 1997). Member
                                            Competitive Markets Advisory
                                            Committee, Chicago Mercantile
                                            Exchange (futures trading
                                            exchange) (since 2004).
                                            Formerly, Director of UNext
                                            Inc. (1999-2006). Formerly,
                                            Senior Vice President, Lexecon
                                            Inc. (economics, law,
                                            strategy, and finance
                                            consulting) (1994-2004).
                                            Formerly, President, Cardean
                                            University (division of UNext)
                                            (1999-2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Roger G. Ibbotson      Director  Since      Professor in Practice of         90 portfolios
Yale School of                   1981       Finance, Yale School of          in 4
Management                                  Management (since 1984).         investment
P.O. Box 208200                             Director, BIRR Portfolio         companies
New Haven, CT                               Analysis, Inc. (software
06520-8200                                  products) (since 1990).
Age: 64                                     Consultant to Morningstar,
                                            Inc. (since 2006). Chairman,
                                            CIO and Partner, Zebra Capital
                                            Management, LLC (hedge fund
                                            manager) (since 2001).
                                            Formerly, Chairman, Ibbotson
                                            Associates, Inc., Chicago, IL
                                            (software, data, publishing
                                            and consulting) (1977-2006).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Robert C. Merton       Director  Since      John and Natty McArthur          90 portfolios    Director, Vical
Harvard Business                 2003       University Professor, Graduate   in 4             Incorporated
School                                      School of Business               investment       (biopharmaceutical
353 Baker Library                           Administration, Harvard          companies        product development)
Soldiers Field                              University (since 1998).                          (since 2002).
Boston, MA 02163                            George Fisher Baker Professor
Age: 63                                     of Business Administration,
                                            Graduate School of Business
                                            Administration, Harvard
                                            University (1988-1998).
                                            Co-founder, Chief Science
                                            Officer and Director, Trinsum
                                            Group, a successor to
                                            Integrated Finance Limited
                                            (investment banking advice and
                                            strategic consulting) (since
                                            2002). Director, MFRisk, Inc.
                                            (risk management software)
                                            (since 2001). Director,
                                            Peninsula Banking Group (bank)
                                            (since 2003). Director,
                                            Community First Financial
                                            Group (bank holding company)
                                            (since 2003). Advisory Board
                                            Member, Alpha Simplex Group
                                            (hedge fund) (since 2001).
                                            Member Competitive Markets
                                            Advisory Council, Chicago
                                            Mercantile Exchange (futures
                                            trading exchange) (since
                                            2004). Formerly, Advisory
                                            Board Member, NuServe
                                            (insurance software)
                                            (2001-2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Myron S. Scholes       Director  Since      Frank E. Buck Professor          90 portfolios    Director, American
Platinum Grove Asset             1981       Emeritus of Finance, Stanford    in 4             Century Fund Complex
Management, L.P.                            University (since 1981).         investment       (registered investment
Reckson Executive                           Chairman, Platinum Grove Asset   companies        companies) (37
Park                                        Management L.P. (hedge fund)                      Portfolios) (since
1100 King Street                            (formerly, Oak Hill Platinum                      1981); and Director,
Building 4                                  Partners) (since 1999).                           Chicago Mercantile
Rye Brook, NY 10573                         Formerly, Managing Partner,                       Exchange Holdings Inc.
Age: 66                                     Oak Hill Capital Management                       (since 2000).
                                            (private equity firm) (until
                                            2004). Director, Chicago
                                            Mercantile Exchange (since
                                            2001).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------
Abbie J. Smith         Director  Since      Boris and Irene Stern            90 portfolios    Director, HNI
Graduate School of               2000       Professor of Accounting,         in 4             Corporation (formerly
Business, University                        Graduate School of Business,     investment       known as HON
of Chicago                                  University of Chicago (since     companies        Industries Inc.)
5807 S. Woodlawn                            1980). Formerly, Marvin Bower                     (office furniture)
Avenue                                      Fellow, Harvard Business                          (since 2000) and
Chicago, IL 60637                           School (2001-2002).                               Director, Ryder System
Age: 54                                                                                       Inc. (transportation,
                                                                                              logistics and
                                                                                              supply-chain
                                                                                              management) (since
                                                                                              2003).
---------------------- --------- ---------- -------------------------------- ---------------- ------------------------

Interested Directors

     The following  Interested  Directors are described as such because they are deemed to be  "interested  persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.

------------------- -------------- ------------ -------------------------------------- -------------- ----------------
                                                                                        Portfolios
                                     Term of                                            within the         Other
                                    Office(1)                                            DFA Fund      Directorships
Name, Address and                   and Length   Principal Occupation During Past 5      Complex(2)       of Public
       Age            Position     of Service                   Years                    Overseen     Companies Held
------------------- -------------- ------------ -------------------------------------- -------------- ----------------
David G. Booth      Chairman,      Since 1981   Chairman, Director/Trustee,            90
1299 Ocean Avenue   Director,                   President, Chief Executive Officer     portfolios
Santa Monica, CA    President                   and, formerly, Chief Investment        in 4
90401               and Chief                   Officer (2003 to 3/30/2007) of the     investment
Age: 60             Executive                   following companies: Dimensional       companies
                    Officer                     Fund Advisors LP, DFA Securities
                                                Inc., Dimensional Emerging Markets
                                                Value Fund Inc., DFAIDG, DIG and The
                                                DFA Investment Trust Company.
                                                Chairman, Director, President, Chief
                                                Executive Officer, and Chief
                                                Investment Officer of Dimensional
                                                Holdings Inc. Director of
                                                Dimensional Fund Advisors Ltd. and
                                                formerly, Chief Investment Officer.
                                                Director, President and Chief
                                                Investment Officer (beginning in
                                                2003) of DFA Australia Limited.
                                                Formerly, Director of Dimensional
                                                Funds PLC. Limited Partner, Oak Hill
                                                Partners. Director, University of
                                                Chicago Business School. Formerly,
                                                Director, SA Funds (registered
                                                investment company). Chairman,
                                                Director and Chief Executive Officer
                                                of Dimensional Fund Advisors Canada
                                                Inc. Formerly, Director of Assante
                                                Corporation (investment management).
------------------- -------------- ------------ -------------------------------------- -------------- ----------------
Rex A. Sinquefield  Director       Since 1981   Director/Trustee (and prior to 2006,   90
The Show Me                                     Chairman, and prior to 2003, Chief     portfolios
Institute                                       Investment Officer) of the following   in 4
7777 Bonhomme                                   companies: Dimensional Fund Advisors   investment
Ave., Suite 2150                                LP, Dimensional Emerging Markets       companies
Clayton, MO 63105                               Value Fund Inc., DFAIDG, DIG and The
Age: 63                                         DFA Investment Trust Company.
                                                Director of Dimensional Holdings
                                                Inc. Prior to 2006, Director (and
                                                prior to 2003, Chief Investment
                                                Officer) of DFA Australia Limited
                                                and DFA Securities Inc. Prior to
                                                2006, Director of Dimensional Fund
                                                Advisors Ltd., Dimensional Funds PLC
                                                and Dimensional Fund Advisors Canada
                                                Inc. Trustee and Member of
                                                Investment Committee, St. Louis
                                                University (since 2003). Life
                                                Trustee and Member of Investment
                                                Committee, DePaul University.
                                                Director, The German St. Vincent
                                                Orphan Home. Member of Investment
                                                Committee, Archdiocese of St. Louis.
                                                Trustee and Member of Investment
                                                Committee, St. Louis Art Museum
                                                (since 2005). President and
                                                Director, The Show Me Institute
                                                (public policy research) (since
                                                2006). Trustee, St. Louis Symphony
                                                Orchestra (since 2005). Trustee,
                                                Missouri Botanical Garden (since
                                                2005).
------------------- -------------- ------------ -------------------------------------- -------------- ----------------

(1)  Each  Director  holds  office  for  an  indefinite  term  until  his or her successor is elected and qualified.

(2)  Each  Director  is a director  or  trustee  of each of the four  registered investment companies within the DFA Fund Complex,  which include: the Fund;
     Dimensional  Investment Group Inc.; The DFA Investment  Trust Company;  and
     Dimensional Emerging Markets Value Fund Inc.

     Information  relating to each Director's ownership (including the ownership of  his  or her  immediate  family)  in  the  Portfolio  and  in all  registered investment  companies  in the DFA Fund  Complex as of  December  31, 2006 is set
forth in the chart below.

-------------------------------------------- ----------------------------------- -----------------------------------
                                                                                  Aggregate Dollar Range of Shares
                                                                                   Owned in All Funds Overseen by
                                              Dollar Range of Portfolio Shares   Director in Family of Investment
                   Name                                    Owned                             Companies
-------------------------------------------- ----------------------------------- -----------------------------------
Disinterested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
George M. Constantinides                                    None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
John P. Gould                                               None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Roger G. Ibbotson                                           None                            Over $100,00
-------------------------------------------- ----------------------------------- -----------------------------------
Robert C. Merton                                            None                                None
-------------------------------------------- ----------------------------------- -----------------------------------
Myron S. Scholes                                            None                          $50,001-100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Abbie J. Smith                                              None                                None
-------------------------------------------- ----------------------------------- -----------------------------------

-------------------------------------------- ----------------------------------- -----------------------------------
Interested Directors:
-------------------------------------------- ----------------------------------- -----------------------------------
David G. Booth                                              None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------
Rex A. Sinquefield                                          None                           Over $100,000
-------------------------------------------- ----------------------------------- -----------------------------------

     Set forth below is a table listing,  for each Director  entitled to receive compensation,  the  compensation  received  from the Fund during the fiscal year ended  November  30,  2006 and the  total  compensation  received  from all four registered  investment  companies  for which the  Advisor  served as  investment advisor during that same fiscal year.  The table also provides the  compensation paid by the Fund to the Fund's  Chief  Compliance  Officer  for the fiscal  year ended November 30, 2006.

                                                                                           Total
                                                        Pension or                    Compensation from
                                                       Retirement      Estimated       Funds and DFA
                                      Aggregate        Benefits as        Annual      Fund Complex Paid
                                    Compensation        Part of       Benefit upon           to
  Name and Position                from the Fund*       Expenses       Retirement        Directors+

George M. Constantinides......         $63,614            N/A             N/A             $130,000
  Director
John P. Gould.................         $63,614            N/A             N/A             $130,000
  Director
Roger G. Ibbotson.............         $67,281            N/A             N/A             $137,500
  Director
Robert C. Merton..............         $63,614            N/A             N/A             $130,000
  Director
Myron S. Scholes..............         $63,614            N/A             N/A             $130,000
  Director
Abbie J. Smith................         $63,614            N/A             N/A             $130,000
  Director
Christopher S. Crossan........        $128,703            N/A             N/A               N/A
  Chief Compliance Officer

+    The  term  DFA  Fund  Complex  refers  to the  four  registered  investment companies  for  which  the  Advisor  performs  advisory  or  administrative
     services   and  for   which  the   individuals   listed   above   serve  as
     directors/trustees on the Boards of Directors/Trustees of such companies.

*    Under a deferred  compensation  plan (the "Plan") adopted effective January
     1, 2002, the  disinterested  Directors of the Fund may defer receipt of all or a portion of the  compensation for serving as members of the four Boards of  Directors/Trustees  of the investment companies in the DFA Fund Complex
     (the "DFA Funds").  Amounts  deferred  under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the "Reference  Funds").  The amounts ultimately received by the  disinterested  Directors under the Plan will be directly linked to the investment  performance  of  the  Reference  Funds.  Deferral  of  fees  in accordance with the Plan will have a negligible  effect on a fund's assets, liabilities,  and net  income per  share,  and will not  obligate a fund to retain the services of any disinterested  Director or to pay any particular level of compensation to the  disinterested  Director.  The total amount of deferred  compensation accrued by the disinterested  Directors from the DFA
     Fund  Complex  who  participated  in the Plan  during the fiscal year ended
     November  30, 2006 is as  follows:  $130,000  (Mr.  Gould),  $137,500  (Mr.
     Ibbotson);   $130,000  (Mr.   Scholes);   and  $130,000  (Ms.   Smith).   A
     disinterested  Director's deferred  compensation will be distributed at the earlier  of: (a)  January in the year  after the  disinterested  Director's resignation  from the Boards of  Directors/Trustees  of the DFA  Funds,  or
     death or disability,  or (b) five years  following the first  deferral,  in such amounts as the disinterested  Director has specified.  The obligations of the DFA Funds to make payments under the Plan will be unsecured  general obligations  of the  DFA  Funds,  payable  out of the  general  assets  and property of the DFA Funds.

Officers

Below is the name, age,  information  regarding  positions with the Fund and the principal  occupation  for each officer of the Fund. The address of each officer is 1299 Ocean Avenue,  Santa Monica, CA 90401. Each of the officers listed below holds the same office  (except as otherwise  noted) in the  following  entities:
Dimensional  Fund Advisors LP,  Dimensional  Holdings Inc., DFA Securities Inc.,
the Fund,  Dimensional  Investment Group Inc., The DFA Investment Trust Company,
and  Dimensional  Emerging  Markets  Value  Fund  Inc.  (collectively,  the "DFA
Entities").

------------------------------ ---------------------- ---------- -----------------------------------------------------
                                                      Term of
                                                      Office(1)
                                                      and
                                                      Length
                                                      of
        Name and Age                 Position         Service          Principal Occupation During Past 5 Years
------------------------------ ---------------------- ---------- -----------------------------------------------------
M. Akbar Ali                   Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 36                                               2005       Manager of Dimensional Fund Advisors LP (since
                                                                 August 2002). Formerly, Graduate Student at the
                                                                 University of California, Los Angeles (August 2000
                                                                 to June 2002); Senior Technology Office at JPMorgan
                                                                 Chase & Co. (February 1997 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darryl D. Avery                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 41                                               2005       institutional client service representative of
                                                                 Dimensional Fund Advisors LP (June 2002 to January
                                                                 2005); institutional client service and marketing
                                                                 representative for Metropolitan West Asset
                                                                 Management (February 2001 to February 2002);
                                                                 institutional client service and marketing
                                                                 representative for Payden & Rygel (June 1990 to
                                                                 January 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Arthur H. Barlow               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Scott A. Bosworth              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 November 1997).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 40                        Assistant Secretary    2001       DFA Entities, DFA Australia Limited, Dimensional
                                                                 Fund Advisors Ltd., and Dimensional Fund Advisors
                                                                 Canada Inc. Legal counsel for Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David P. Butler                Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 42                                               2007       US Financial Services of Dimensional Fund Advisors
                                                                 LP (since January 2005). Formerly, Regional
                                                                 Director of Dimensional Fund Advisors LP (January
                                                                 1995 to January 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick Carter                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 45                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 March 2006). Formerly, Director of Merrill Lynch
                                                                 Retirement Group (December 1998 to March 2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Stephen A. Clark               Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (April 2001 to April 2004); Graduate Student at the
                                                                 University of Chicago (September 1998 to March
                                                                 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert P. Cornell              Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 58                                               2007       Director of Financial Services Group of Dimensional
                                                                 Fund Advisors LP (since August 1993).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christopher S. Crossan         Vice President and     Since      Vice President and Chief Compliance Officer of all
Age: 41                        Chief Compliance       2004       the DFA Entities. Formerly, Senior Compliance
                               Officer                           Officer of INVESCO Institutional, Inc. and its
                                                                 affiliates (August 2000 to January 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
James L. Davis                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 50                                               1999       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities and DFA
Age: 50                                               1994       Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 37                                               2001       April 2001, marketing supervisor and marketing
                                                                 coordinator for Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kenneth Elmgren                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 53                                               2007       Managing Principal of Beverly Capital (May 2004 to
                                                                 September 2006); Principal of Wydown Capital
                                                                 (September 2001 to May 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Age: 42                        Assistant Secretary    1998       DFA Entities and DFA Australia Limited. Formerly,
                                                                 Vice President of Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 46                                               1993       Vice President of DFA Australia Limited and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gretchen A. Flicker            Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 36                                               2004       April 2004, institutional client service
                                                                 representative of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 45                                               2001       Professor and Associate Dean of the Leventhal
                                                                 School of Accounting (September 1998 to August
                                                                 2001) and Academic Director Master of Business
                                                                 Taxation Program (June 1996 to August 2001) at the
                                                                 University of Southern California Marshall School
                                                                 of Business.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jennifer Fromm                 Vice President         Since      Vice President of all of the DFA Entities. Prior to
Age: 34                                               2006       July 2006, counsel of Dimensional Fund Advisors LP.
                                                                 Formerly, Vice President, Secretary and Chief
                                                                 Compliance Officer for SA Funds-Investment Trust,
                                                                 an investment company (September 2000 to February
                                                                 2005), and various positions including Associate
                                                                 General Counsel for Loring Ward Group Inc. and its
                                                                 registered investment advisor subsidiaries
                                                                 (September 2000 to September 2004). Prior to
                                                                 September 2004, Associate Counsel for State Street
                                                                 Corporation.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Mark R. Gochnour               Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 40                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
John T. Gray                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors LP
                                                                 (January 2005 to February 2007); Client Services
                                                                 Coordinator of Dimensional Fund Advisors LP
                                                                 (December 1999 to December 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Darla Hastings                 Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2007       Marketing Officer of Dimensional Fund Advisors LP.
                                                                 Formerly, Senior Vice President, Customer
                                                                 Experience for Benchmark Assisted Living (May 2005
                                                                 to April 2006); Executive Vice President and Chief
                                                                 Marketing Officer of State Street Corporation
                                                                 (September 2001 to October 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joel H. Hefner                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 39                                               2007       Director of Dimensional Fund Advisors LP (since
                                                                 June 1998).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Julie C. Henderson             Vice President and     Since      Vice President and Fund Controller of all the DFA
Age: 33                        Fund Controller        2005       Entities. Formerly, Senior Manager at
                                                                 PricewaterhouseCoopers LLP (July 1996 to April
                                                                 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kevin B. Hight                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 39                                               2005       Regional Director of Dimensional Fund Advisors LP
                                                                 (March 2003 to March 2005); Vice President and
                                                                 Portfolio Manager for Payden & Rygel (July 1999 to
                                                                 February 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Christine W. Ho                Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 39                                               2004       April 2004, Assistant Controller of Dimensional
                                                                 Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Jeff J. Jeon                   Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 33                                               2004       April 2004, Counsel of Dimensional Fund Advisors
                                                                 LP. Formerly, Associate at Gibson, Dunn & Crutcher
                                                                 LLP (September 1997 to August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Patrick M. Keating             Vice President         Since      Vice President of all the DFA Entities and Chief
Age: 52                                               2003       Operating Officer of Dimensional Fund Advisors LP.
                                                                 Director and Vice President of Dimensional Fund
                                                                 Advisors Canada Inc. Formerly, Director, President
                                                                 and Chief Executive Officer of Assante Asset
                                                                 Management Inc. (October 2000 to December 2002);
                                                                 Director of Assante Capital Management (October
                                                                 2000 to December 2002); President and Chief
                                                                 Executive Officer of Assante Capital Management
                                                                 (October 2000 to April 2001); Executive Vice
                                                                 President of Assante Corporation (May 2001 to
                                                                 December 2002); Director of Assante Asset
                                                                 Management Ltd. (September 1997 to December 2002);
                                                                 President and Chief Executive Officer of Assante
                                                                 Asset Management Ltd. (September 1998 to May 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Joseph F. Kolerich             Vice President         Since      Vice President of all the DFA Entities. Portfolio
Age: 35                                               2004       Manager for Dimensional Fund Advisors LP (since
                                                                 April 2001). Prior to April 2001, a trader
                                                                 at Lincoln Capital Fixed Income Management
                                                                 (formerly Lincoln Capital Management Company).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael F. Lane                Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 40                                               2004       Vice President of Advisor Services at TIAA-CREF
                                                                 (July 2001 to September 2004); President of AEGON,
                                                                 Advisor Resources (September 1994 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Kristina M. LaRusso            Vice President         Since      Vice President of all DFA Entities. Formerly,
Age: 31                                               2006       Operations Supervisor of Dimensional Fund Advisors
                                                                 LP (March 2003 to December 2006); Operations
                                                                 Coordinator of Dimensional Fund Advisors LP (March
                                                                 1998 to March 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Inmoo Lee                      Vice President         Since      Vice President of all DFA Entities. Associate
Age: 41                                               2007       Professor, Department of Finance and Accounting,
                                                                 Business School, National University of Singapore
                                                                 (7/2004 - present) Associate Professor, College of
                                                                 Business Administration,  Korea University
                                                                 (9/2001 - 5/2006).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Juliet H. Lee                  Vice President         Since      Vice President of all the DFA Entities. Human
Age: 36                                               2005       Resources Manager of Dimensional Fund Advisors LP
                                                                 (since January 2004). Formerly, Assistant Vice
                                                                 President for Metropolitan West Asset Management
                                                                 LLC (February 2001 to December 2003) and Director
                                                                 of Human Resources for Icebox, LLC (March 2000 to
                                                                 February 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David R. Martin                Vice President,        Since      Vice President, Chief Financial Officer and
Age: 50                        Chief Financial        2007       Treasurer of all the DFA Entities. Formerly,
                               Officer and Treasurer             Executive Vice President and Chief Financial
                                                                 Officer of Janus Capital Group Inc. (June 2005 to
                                                                 March 2007); Senior Vice President of Finance at
                                                                 Charles Schwab & Co., Inc. (March 1999 to May 2005).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Heather E. Mathews             Vice President         Since      Vice President of all the DFA Entities and
Age: 37                                               2004       Dimensional Fund Advisors Ltd. Prior to April 2004,
                                                                 Portfolio Manager for Dimensional Fund Advisors LP.
                                                                 Formerly, Graduate Student at Harvard University
                                                                 (August 1998 to June 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David M. New                   Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 47                                               2003       Client Service Manager of Dimensional Fund Advisors
                                                                 LP. Formerly, Director of Research, Wurts and
                                                                 Associates (investment consulting firm) (December
                                                                 2000 to June 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Catherine L. Newell            Vice President and     Vice       Vice President and Secretary of all the DFA
Age: 43                        Secretary              President  Entities. Vice President and Assistant Secretary of
                                                      since      DFA Australia Limited. Director, Vice President and
                                                      1997 and   Secretary of Dimensional Fund Advisors Ltd. (since
                                                      Secretary  February 2002, April 1997, and May 2002,
                                                      since      respectively). Vice President and Secretary of
                                                      2000       Dimensional Fund Advisors Canada Inc. Director of
                                                                 Dimensional Funds PLC. And Dimensional Funds II PLC
                                                                 (since 2002 and 2006, respectively). Formerly,
                                                                 Assistant Secretary of all DFA Entities and
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Gerard K. O'Reilly             Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 30                                               2007       Research Associate of Dimensional Fund Advisors LP
                                                                 (2004 to 2006); Research Assistant in PhD program,
                                                                 Aeronautics Department California Institute of
                                                                 Technology (1998 to 2004).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carmen Palafox                 Vice President         Since      Vice President of all the DFA Entities. Operations
Age: 32                                               2006       Manager of Dimensional Fund Advisors LP (since May
                                                                 1996).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Sonya K. Park                  Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 35                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (February 2002 to
                                                                 January 2005); Associate Director at Watson
                                                                 Pharmaceuticals Inc. (January 2001 to February
                                                                 2002); Graduate student at New York University
                                                                 (February 2000 to December 2000).
------------------------------ ---------------------- ---------- -----------------------------------------------------
David A. Plecha                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 46                                               1993       Australia Limited and Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Eduardo A. Repetto             Vice President and     Vice       Chief Investment Officer (beginning March 2007) and
Age: 40                        Chief Investment       President  Vice President of all the DFA Entities and
                               Officer                since      Dimensional Fund Advisors LP. Formerly, Research
                                                      2002 and   Associate for Dimensional Fund Advisors LP (June
                                                      Chief      2000 to April 2002); Research scientist (August
                                                      Investment 1998 to June 2000), California Institute of
                                                      Officer    Technology.
                                                      since
                                                      2007
------------------------------ ---------------------- ---------- -----------------------------------------------------
L. Jacobo Rodriguez            Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 36                                               2005       Institutional client service representative of
                                                                 Dimensional Fund Advisors LP (August 2004 to July
                                                                 2005); Financial Services Analyst, Cato Institute
                                                                 (September 2001 to June 2004); Book Review Editor,
                                                                 Cato Journal, Cato Institute (May 1996 to June
                                                                 2004); Assistant Director, Project on Global
                                                                 Economic Liberty, Cato Institute (January 1996 to
                                                                 August 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Michael T. Scardina            Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 51                                               1993       Australia Limited, and Dimensional Fund Advisors
                                                                 Canada Inc. Formerly, Director of Dimensional Fund
                                                                 Advisors Ltd. (February 2002 to April 2007) and
                                                                 Dimensional Funds PLC (January 2002 to April 2007);
                                                                 Chief Financial Officer and Treasurer of all the
                                                                 DFA Entities (1993 to March 2007); and Vice
                                                                 President, Chief Financial Officer and Treasurer of
                                                                 Dimensional Fund Advisors Ltd.
------------------------------ ---------------------- ---------- -----------------------------------------------------
David E. Schneider             Vice President         Since      Vice President of all the DFA Entities. Director of
Age: 61                                               2001       Institutional Services. Prior to 2001, Regional
                                                                 Director of Dimensional Fund Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ted R. Simpson                 Vice President         Since      Vice President of all the DFA Entities. Regional
Age: 38                                               2007       Director of Dimensional Fund Advisors (since
                                                                 December 2002). Formerly, contract employee with
                                                                 Dimensional Fund Advisors (April 2002 to December
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bryce D. Skaff                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 32                                               2007       Regional Director of Dimensional Fund Advisors
                                                                 (December 1999 to January 2007).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Grady M. Smith                 Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 51                                               2004       Portfolio Manager of Dimensional Fund Advisors LP
                                                                 (August 2001 to April 2004); Principal of William
                                                                 M. Mercer, Incorporated (July 1995 to June 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 44                                               2000       July 2000, Portfolio Manager of Dimensional Fund
                                                                 Advisors LP. Formerly, Vice President of DFA
                                                                 Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Lawrence R. Spieth             Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 59                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Bradley G. Steiman             Vice President         Since      Vice President of all the DFA Entities and Director
Age: 34                                               2004       and Vice President of Dimensional Fund Advisors
                                                                 Canada Inc. Prior to April 2002, Regional Director
                                                                 of Dimensional Fund Advisors LP. Formerly, Vice
                                                                 President and General Manager of Assante Global
                                                                 Advisors (July 2000 to April 2002); Vice President
                                                                 of Assante Asset Management Inc. (March 2000 to
                                                                 July 2000) and Private Client Manager at Loring
                                                                 Ward Investment Counsel Ltd. (June 1997 to February
                                                                 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Karen E. Umland                Vice President         Since      Vice President of all the DFA Entities, DFA
Age: 41                                               1997       Australia Limited, Dimensional Fund Advisors Ltd.,
                                                                 and Dimensional Fund Advisors Canada Inc.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Carol W. Wardlaw               Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 49                                               2004       April 2004, Regional Director of Dimensional Fund
                                                                 Advisors LP.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities. Formerly,
Age: 56                                               1997       Vice President of DFA Australia Limited.
------------------------------ ---------------------- ---------- -----------------------------------------------------
Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities. Prior to
Age: 62                                               2001       2001 and currently, Director of Global Financial
                                                                 Advisor Services of Dimensional Fund Advisors LP.
                                                                 Director of Dimensional Fund Advisors Ltd. (since
                                                                 October 2003) and President of Dimensional Fund
                                                                 Advisors Canada Inc. (since June 2003).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Ryan Wiley                     Vice President         Since      Vice President of all the DFA Entities. Senior
Age: 30                                               2007       Trader of Dimensional Fund Advisors LP. Formerly,
                                                                 Portfolio Manager (2006 to 2007); Trader (2001 to
                                                                 2006); and Trading Assistant of Dimensional Fund
                                                                 Advisors LP (1999 to 2001).
------------------------------ ---------------------- ---------- -----------------------------------------------------
Paul E. Wise                   Vice President         Since      Vice President of all the DFA Entities. Chief
Age: 52                                               2005       Technology Officer for Dimensional Fund Advisors LP
                                                                 (since 2004). Formerly, Principal of Turnbuckle
                                                                 Management Group (January 2002 to August 2004);
                                                                 Vice President of Information Technology of AIM
                                                                 Management Group (March 1997 to January 2002).
------------------------------ ---------------------- ---------- -----------------------------------------------------

(1)  Each  officer  holds office for an  indefinite  term at the pleasure of the
     Boards  of  Directors  and  until  his  or her  successor  is  elected  and qualified.

     Because the  Portfolio  has not been offered prior to the date of this SAI,
Directors and officers as a group own less than 1% of the outstanding  shares of the Portfolio.

                            SERVICES TO THE PORTFOLIO

Administrative Services

     PFPC Inc. ("PFPC"), 301 Bellevue Parkway,  Wilmington,  DE 19809, serves as the  accounting  services,  dividend  disbursing,  and  transfer  agent  for the
Portfolio.  The  services  provided  by PFPC are subject to  supervision  by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend  disbursing  agency  services.  For the  administrative  and accounting services  provided  by PFPC,  the  Portfolio  pays  PFPC  annual  fees  that are calculated  daily and paid  monthly  according  to a fee  schedule  based on the aggregate average net assets of the Fund Complex, which includes four registered investment  companies  and a group  trust.  The fee schedule is set forth in the table below:

  .0110% of the Fund Complex's first $50 billion of average net assets;
  .0085% of the Fund Complex's next $25 billion of average net assets; and
  .0075% of the Fund Complex's average net assets in excess of $75 billion.

The fees charged to the  Portfolio  under the fee schedule are  allocated to the
Portfolio  based on the Portfolio's pro rata portion of the aggregate net assets of the Fund Complex.

     The Portfolio also is subject to a monthly base fee of $2,083.

     The Portfolio  also pays separate fees to PFPC with respect to the services
PFPC provides as transfer agent and dividend disbursing agent.

Custodians

     Citibank,  N.A., 111 Wall Street, New York, NY 10005,  serves as the global
custodian  for  the  Portfolio.   PFPC  Trust  Company,  301  Bellevue  Parkway,
Wilmington,  DE 19809, serves as the domestic custodian for the Portfolio.  Each custodian maintains a separate account or accounts for the Portfolio;  receives, holds,  and releases  portfolio  securities  on account of the  Portfolio;  make receipts and disbursements of money on behalf of the Portfolio; and collects and receives  income  and  other  payments  and  distributions  on  account  of  the
Portfolio's portfolio securities.

Distributor

     The Fund's  shares are  distributed  by DFA  Securities  Inc.  ("DFAS"),  a wholly-owned  subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer  under the Securities  Exchange Act of 1934 and is a member of the
National Association of Securities Dealers,  Inc. The principal business address of DFAS is 1299 Ocean Avenue, Santa Monica, California 90401.

     DFAS acts as an agent of the Fund by serving as the  principal  underwriter of the Fund's shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best  efforts  to seek or  arrange  for the sale of shares of the Fund, which are  continuously  offered.  No sales charges are paid by investors or the
Fund.  No  compensation  is paid by the  Fund to  DFAS  under  the  Distribution
Agreement.

Legal Counsel

     Stradley,  Ronon, Stevens & Young, LLP serves as legal counsel to the Fund.
Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers  LLP is the independent registered public accounting firm to the Fund and audits the annual  financial  statements  of the Fund.  Its address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA
19103-7042.

                                  ADVISORY FEES

     David G. Booth and Rex A. Sinquefield,  as directors and/or officers of the
Advisor and  shareholders  of the  outstanding  stock of the  Advisor's  general partner,  may be deemed controlling persons of the Advisor.  For the services it provides as investment  advisor to the Portfolio,  the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this  SAI,  the  Portfolio  had not  yet  commenced  operations,  so the
Portfolio has not paid any management fees.

     Pursuant  to  a  Fee  Waiver  and  Expense  Assumption  Agreement  for  the
Portfolio,  the Advisor  has agreed to waive all or a portion of its  management fee and to assume the ordinary  operating  expenses of the Portfolio  (excluding the expenses  that the Portfolio  incurs  indirectly  through its  investment in other investment  companies)  ("Portfolio  Expenses") to the extent necessary to limit  the  Portfolio  Expenses  of the  Portfolio  to 0.25% of the  Portfolio's
average net assets on an annualized basis (the "Expense Limitation Amount").  At any  time  that the  Portfolio  Expenses  of the  Portfolio  are  less  than the
Portfolio's  Expense  Limitation  Amount,  the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses  previously assumed to the extent that such reimbursement will not cause the Portfolio's  annualized
Portfolio Expenses to exceed the Expense Limitation Amount. The Portfolio is not obligated  to  reimburse  the  Advisor  for fees  previously  waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.  The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial  period until April 1 2009,  and then shall continue in effect from year to year for one-year periods  thereafter  unless  terminated by the Advisor.

                                PORTFOLIO MANAGER

     In  accordance  with the team approach  used to manage the  Portfolio,  the portfolio  managers and portfolio  traders implement the policies and procedures established by the Investment  Committee.  The portfolio  managers and portfolio traders also make daily investment decisions regarding the Portfolio,  including running  buy and  sell  programs  based  on the  parameters  established  by the
Investment  Committee.  David A.  Plecha,  the  portfolio  manager for the fixed income portfolios, including the Portfolio, coordinates the efforts of all other portfolio  managers with respect to the day-to-day  management of the Portfolio.
Because the  Portfolio had not  commenced  operations  prior to the date of this
SAI, Mr. Plecha does not own any shares of the Portfolio.

Description of Compensation Structure

     Portfolio  managers  receive a base  salary  and bonus.  Compensation  of a portfolio manager is determined at the discretion of the Advisor and is based on a  portfolio  manager's  experience,  responsibilities,  the  perception  of the quality  of  his  or  her  work  efforts,  and  other  subjective  factors.  The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio  managers manage. The Advisor reviews  the  compensation  of each  portfolio  manager  annually  and may  make modifications in compensation as its  Compensation  Committee deems necessary to reflect changes in the market. Each portfolio manager's compensation consists of the following:

o    Base salary.  Each  portfolio  manager is paid a base  salary.  The Advisor considers the factors described above to determine each portfolio manager's base salary.

o    Semi-Annual  Bonus. Each portfolio manager may receive a semi-annual bonus.
     The  amount of the bonus paid to each  portfolio  manager is based upon the factors described above.

     Portfolio  managers may be awarded the right to purchase  restricted shares of the Advisor's general partner as determined from time to time by the Board of
Directors of the Advisor or its delegees. Portfolio managers also participate in benefit and  retirement  plans and other  programs  available  generally  to all employees.

Other Managed Accounts

     In addition to the Portfolio, Mr. Plecha manages: (i) other U.S. registered investment  companies  advised or sub-advised by the Advisor;  (ii) other pooled investment  vehicles that are not U.S.  registered mutual funds; and (iii) other accounts managed for  organizations  and  individuals.  The following table sets forth  information  regarding  the total  accounts for which Mr.  Plecha has the
primary    responsibility    for   coordinating   the   day-to-day    management
responsibilities:

             Number of Accounts Managed and Total Assets by Category
                             as of November 30, 2006

o    13 U.S.  registered mutual funds with $11,079 million in total assets under management.
o    7  unregistered  pooled  investment  vehicles with $1,612  million in total assets under management.
o    7 other accounts with $209 million in total assets under management.

     None of the U.S.  registered mutual funds,  unregistered  pooled investment vehicles,  and other accounts managed by the portfolio manager are subject to an advisory  fee  that  is  based  on  the  performance  of the  respective  funds, investment vehicles, or accounts.

Potential Conflicts of Interest

     Actual or apparent conflicts of interest may arise when a portfolio manager has the  primary  day-to-day  responsibilities  with  respect  to more  than one portfolio and other accounts.  Other accounts  include  registered  mutual funds
(other than the Portfolio),  other unregistered pooled investment vehicles,  and other  accounts  managed for  organizations  and  individuals  ("Accounts").  An
Account  may  have  similar  investment  objectives  to  the  Portfolio,  or may purchase,  sell, or hold securities that are eligible to be purchased,  sold, or held by the Portfolio. Actual or apparent conflicts of interest include:

o    Time Management.  The management of multiple portfolios and/or Accounts may result in a portfolio  manager  devoting  unequal time and attention to the management of each portfolio  and/or  Account.  The Advisor seeks to manage such competing  interests for the time and attention of portfolio  managers by having portfolio managers focus on a particular  investment  discipline.
     Most  Accounts  managed by a portfolio  manager are managed  using the same investment  models that are used in connection  with the  management of the portfolios.

o    Investment  Opportunities.   It  is  possible  that,  at  times,  identical
     securities will be held by more than one portfolio and/or Account. However, positions  in the same  security  may vary and the  length of time that any portfolio or Account may choose to hold its investment in the same security likewise may vary. If a portfolio manager  identifies a limited  investment opportunity that may be suitable for more than one portfolio or Account,  a portfolio may not be able to take full advantage of that  opportunity,  due to an  allocation  of filled  purchase or sale orders  across all  eligible portfolios  and Accounts.  To deal with these  situations,  the Advisor has adopted procedures for allocating  portfolio  transactions  across multiple portfolios and Accounts.

o    Broker  Selection.   With  respect  to  securities   transactions  for  the
     portfolios,  the Advisor  determines  which  broker to use to execute  each order,  consistent  with the Advisor's  duty to seek best  execution of the transaction.  However,  with respect to certain  Accounts (such as separate accounts),  the Advisor  may be limited by the client  with  respect to the selection  of  brokers  or may be  instructed  to direct  trades  through a particular  broker. In these cases, the Advisor or its affiliates may place separate,  non-simultaneous,  transactions  for  a  portfolio  and  another
     Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

o    Performance-Based  Fees. For some Accounts,  the Advisor may be compensated based on the profitability of the Account,  such as by a  performance-based management  fee.  These  incentive  compensation  structures  may  create a conflict of  interest  for the  Advisor  with regard to Accounts  where the
     Advisor is paid  based on a  percentage  of assets  because  the  portfolio manager may have an incentive to allocate securities  preferentially to the
     Accounts where the Advisor might share in investment gains.

o    Investment  in an Account.  A portfolio  manager or his/her  relatives  may invest in an Account  that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the  Portfolio  or  other  Accounts  for  which  he or  she  has  portfolio management responsibilities.

     The Advisor and the Fund have adopted  certain  compliance  procedures that are reasonably designed to address these types of conflicts.  However,  there is no guarantee that such  procedures will detect each and every situation in which a conflict arises.

                               GENERAL INFORMATION

     The Fund was  incorporated  under Maryland law on June 15, 1981. Until June
1983, the Fund was named DFA Small Company Fund Inc. The Portfolio  described in this SAI had not commenced operations as of the date of this SAI.

                                 CODE OF ETHICS

     The Fund, the Advisor,  and DFAS have adopted a Code of Ethics,  under Rule
17j-1 of the 1940 Act, for certain access persons of the Portfolio.  The Code is designed to ensure that access persons act in the interest of the Portfolio, and its shareholders,  with respect to any personal trading of securities. Under the
Code,  access persons are generally  prohibited from knowingly buying or selling securities  (except for mutual  funds,  U.S.  government  securities,  and money market instruments) which are being purchased,  sold, or considered for purchase or sale by the  Portfolio  unless the access  persons'  proposed  purchases  are approved in advance.  The Code also contains certain reporting  requirements and personal securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

     The shares of the  Portfolio,  when issued and paid for in accordance  with the Portfolio's  Prospectus,  will be fully paid and non-assessable shares. Each share of common stock  represents an equal  proportional  interest in the assets and  liabilities  of the Portfolio  and has  identical,  non-cumulative  voting, dividend, redemption liquidation, and other rights and preferences as the shares of the Portfolio.

     With respect to matters that require shareholder approval, shareholders are entitled to vote only with  respect to matters  that affect the  interest of the portfolio of shares that the shareholders  hold, except as otherwise required by applicable law. If liquidation of the Fund should occur,  shareholders  would be entitled  to  receive,  on a per  class  basis,  the  assets  of the  particular portfolio whose shares they own, as well as a proportionate share of Fund assets not  attributable  to any particular  portfolio.  Ordinarily,  the Fund does not intend to hold annual meetings of  shareholders,  except as required by the 1940
Act or other  applicable law. The Fund's bylaws provide that special meetings of shareholders shall be called at the written request of shareholders  entitled to cast not less than a majority of the votes entitled to be cast at the meeting. .
Such meeting may be called to consider any matter,  including the removal of one or more directors.  Shareholders will receive  shareholder  communications  with respect to such matters as required by the 1940 Act,  including  semi-annual and annual financial statements of the Fund.

     Shareholder  inquiries  may be made by writing  or calling  the Fund at the address  or  telephone  number  appearing  on the cover of this SAI.  Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                         PRINCIPAL HOLDERS OF SECURITIES

     Because the  Portfolio  has not been offered prior to the date of this SAI, no  person  beneficially  owned  5% or more  of the  outstanding  shares  of the
Portfolio as of the date of this SAI.

                               PURCHASE OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "PURCHASE OF SHARES."

     The Fund will accept  purchase and  redemption  orders on each day that the
New York Stock Exchange ("NYSE") is open for business, regardless of whether the
Federal Reserve System is closed.  However,  no purchases by wire may be made on any day that the Federal  Reserve  System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through  Friday  throughout  the year  except for days closed to  recognize  New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,  Memorial
Day, Independence Day, Labor Day,  Thanksgiving,  and Christmas Day. The Federal
Reserve System is closed on the same days as the NYSE, except that it is open on
Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

     The Fund  reserves  the  right,  in its sole  discretion,  to  suspend  the offering of shares of the  Portfolio  or reject  purchase  orders  when,  in the judgment of management,  such suspension or rejection is in the best interest of the Fund or the  Portfolio.  Securities  accepted in exchange  for shares of the
Portfolio  will be acquired for  investment  purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

     The  Fund  or its  transfer  agent  may,  from  time  to  time,  appoint  a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders  and  funds  from  certain  investors.  With  respect  to  purchases  and redemptions  through  a  sub-transfer  agent,  the Fund  will be  deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

     Reimbursement  fees may be  charged  prospectively  from time to time based upon the future  experience  of the  Portfolio,  which is currently  sold at net asset value. Any such charges will be described in the Prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

     The following  information  supplements  the  information  set forth in the
Prospectus under the caption "REDEMPTION OF SHARES."

     The Fund may suspend redemption privileges or postpone the date of payment:
(1)  during  any  period  when the NYSE is  closed,  or  trading  on the NYSE is restricted  as  determined  by the SEC;  (2) during any period when an emergency exists  as  defined  by the  rules  of the SEC as a  result  of  which it is not reasonably  practicable  for the Fund to dispose of  securities  owned by it, or fairly to determine  the value of its assets;  and (3) for such other periods as the SEC may permit.

     Shareholders  may transfer  shares of the  Portfolio  to another  person by making a written  request to the Advisor,  who will  transmit the request to the transfer  agent.  The request should clearly  identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of  request,  the stock  certificate,  or any stock  power must be guaranteed in the same manner as described in the Prospectus  under  "REDEMPTION
OF SHARES." As with  redemptions,  the written  request must be received in good order before any transfer can be made.

                            TAXATION OF THE PORTFOLIO

     The following is a summary of some of the federal  income tax  consequences that may affect the  Portfolio.  Unless  your  investment  in the  Portfolio  is through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser.

Distributions of Net Investment Income

     The  Portfolio  derives  income  generally  in the  form of  dividends  and interest  on  its  investments.  This  income,  less  expenses  incurred  in the operation of the Portfolio,  constitutes  its net  investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by the  Portfolio  from such income  (other than  qualified  dividends)  will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. A portion of the income dividends paid to shareholders may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     The Portfolio  may realize a capital gain or loss in connection  with sales or other dispositions of its portfolio  securities.  Distributions  derived from the excess of net short-term  capital gain over net long-term  capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a
Portfolio.  Any net capital gain of the Portfolio  generally will be distributed once each year, and may be distributed more frequently,  if necessary, to reduce or eliminate excise or income taxes on the Portfolio.

Returns of Capital

     If the  Portfolio's  distributions  exceed its  taxable  income and capital gains realized during a taxable year, all or a portion of the distributions made in the same  taxable  year may be  recharacterized  as a return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each  shareholder's  cost basis in the Portfolio and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of a shareholder's basis, however, is taxable as a capital gain.

Effect of Foreign Withholding Taxes

     In general.  The Portfolio may be subject to foreign  withholding  taxes on income  from  certain  foreign  securities.  This,  in turn,  could  reduce  the
Portfolio's income dividends paid to shareholders.

     Pass-through of foreign tax credits. If more than 50% in value of the total assets of the Portfolio is invested in securities of foreign  corporations,  the
Portfolio may elect to pass through to its shareholders  their pro rata share of foreign income taxes paid by the Portfolio.  If this election is made, Portfolio may report more  taxable  income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in  computing  your taxable  income,  or to claim a foreign tax credit for these taxes  against your
U.S. federal income tax (subject to limitations for certain  shareholders).  The
Portfolio  will  provide you with the  information  necessary  to complete  your personal income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro  rata  share  of  foreign  taxes by paid by the
Portfolio)  will  be  reduced  if you  receive  from  the  Portfolio  qualifying dividends  from  qualifying  foreign  corporations  that are  subject  to tax at reduced  rates.  Shareholders  in these  circumstances  should  talk with  their personal tax advisors  about their foreign tax credits and the  procedures  that they should follow to claim these credits on their personal income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by the Portfolio.  Similarly,  foreign exchange losses realized on the sale of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Portfolio's  ordinary income  otherwise  available for distribution to you. This
treatment   could  increase  or  decrease  the   Portfolio's   ordinary   income
distributions  to you, and may cause some or all of the  Portfolio's  previously distributed income to be classified as a return of capital.

Information on the Amount and Tax Character of Distributions.

     The  Portfolio  will  inform  you of  the  amount  and  character  of  your distributions  at the time they are paid,  and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year. If you have not held  Portfolio  shares for a full year, the
Portfolio  may designate and  distribute to you, as ordinary  income,  qualified dividends,  or  capital  gains,  and in the case of  non-U.S.  shareholders  the
Portfolio may further designate and distribute as interest-related dividends and short-term  capital gain dividends,  a percentage of income that is not equal to the actual amount of such income earned during the period of your  investment in the Portfolio.  Taxable  Distributions  declared by the Portfolio in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     The  Portfolio  intends  to  qualify  each year as a  regulated  investment
company  by   satisfying   certain   distribution   and  asset   diversification
requirements  under the  Internal  Revenue  Code (the  "Code").  As a  regulated investment  company,  the Portfolio  generally pays no federal income tax on the income and gains it  distributes  to its  shareholders.  The Board of  Directors reserves the right not to distribute the Portfolio's net long-term  capital gain or not to maintain the qualification of the Portfolio as a regulated  investment company  if  it  determines  such  a  course  of  action  to  be  beneficial  to shareholders.  If net long-term capital gain is retained, the Portfolio would be taxed on the gain, and shareholders  would be notified that they are entitled to a credit or refund for the tax paid by the Portfolio.  If the Portfolio fails to qualify as a regulated  investment  company,  the Portfolio  would be subject to federal,  and possibly  state,  corporate taxes on its taxable income and gains, and  distributions  to you would be taxed as  qualified  dividend  income to the extent of such Portfolio's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, the Portfolio must meet certain specific requirements, including:

     (i) The  Portfolio  must maintain a  diversified  portfolio of  securities, wherein no security,  including the  securities of a qualified  publicly  traded partnership  (other than U.S.  government  securities  and  securities  of other regulated investment  companies) can exceed 25% of the Portfolio's total assets, and, with respect to 50% of the Portfolio's  total assets,  no investment (other than cash and cash items,  U.S.  government  securities  and securities of other regulated investment companies) can exceed 5% of the Portfolio's total assets or
10% of the outstanding voting securities of the issuer;

     (ii) The  Portfolio  must  derive  at least 90% of its  gross  income  from dividends,  interest,  payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with respect to its business of investing in such stock, securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) The Portfolio must distribute to its shareholders at least 90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirement

     To  avoid  federal  excise  taxes,  the  Code  requires  the  Portfolio  to distribute  to you by  December  31 of each year,  at a minimum,  the  following amounts: 98% of its taxable ordinary income earned during the calendar year; 98%
of its capital gain net income  earned  during the  twelve-month  period  ending
November  30; and 100% of any  undistributed  amounts  from the prior year.  The
Portfolio intends to declare and pay these  distributions in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

Sales, Exchanges and Redemption of Portfolio Shares

     In general. If you are a taxable investor, sales, exchanges and redemptions
(including  redemptions in kind) are taxable  transactions for federal and state income tax purposes.  If you redeem your Portfolio  shares the Internal  Revenue
Service (the "IRS") requires you to report any gain or loss on your  redemption.
If you held your  shares as a capital  asset,  the gain or loss that you realize will be capital  gain or loss and will be  long-term  or  short-term,  generally depending on how long you have held your shares.

     Redemptions at a loss within six months of purchase. Any loss incurred on a redemption  of shares  held for six months or less will be treated as  long-term capital loss to the extent of any long-term capital gain distributed to you by a
Portfolio on those shares.

     Wash sales.  All or a portion of any loss that you realize on a  redemption of your  Portfolio  shares will be  disallowed  to the extent that you buy other shares in the Portfolio (through  reinvestment of dividends or otherwise) within
30 days before or after your share  redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Obligations

     To the extent the Portfolio invests in certain U.S. government obligations, dividends paid by the Portfolio to  shareholders  that are derived from interest on these  obligations  should be exempt  from  state and local  personal  income taxes,  subject in some states to minimum  investment or reporting  requirements that must be met by the  Portfolio.  The  income  on  portfolio  investments  in certain securities, such as repurchase agreements,  commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA)
or Federal National Mortgage Association (FNMA) securities),  generally does not qualify  for  tax-free  treatment.  The rules on  exclusion  of this  income are different for corporate shareholders.

Qualified Dividend Income for Individuals

     For  individual  shareholders,  a  portion  of the  dividends  paid  by the
Portfolio may be qualified  dividends eligible for taxation at long-term capital gain rates.  This reduced rate  generally is available for dividends paid by the
Portfolio  out of dividends  earned on the  Portfolio's  investment in stocks of domestic corporations and qualified foreign corporations.

     Both the  Portfolio  and the  investor  must meet  certain  holding  period requirements to qualify  Portfolio  dividends for this treatment.  Specifically, the Portfolio must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its  fiscal  year,  the  Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the definition of qualified dividend  income  taxable at reduced  rates.  If 95% or more of the  Portfolio's income is from  qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     For  corporate  shareholders,  a  portion  of  the  dividends  paid  by the
Portfolio  may  qualify  for the  dividends-received  deduction.  The portion of dividends paid by the Portfolio  that so qualifies will be designated  each year in a notice mailed to the Portfolio's shareholders,  and cannot exceed the gross amount of dividends received by the Portfolio from domestic (U.S.)  corporations that would have qualified for the  dividends-received  deduction in the hands of the Portfolio if the Portfolio was a regular corporation.  Dividends paid by the
Portfolio  from  interest on debt  securities  or dividends  earned on portfolio securities  of non-U.S.  issuers are not  expected to qualify for the  corporate dividends-received deduction.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation claiming the deduction.  The amount that the Portfolio may designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Portfolio were  debt-financed or held by the  Portfolio for less than a minimum  period of time,  generally 46 days  during  a  91-day  period  beginning  45 days  before  the  stock  becomes ex-dividend.  Similarly,  if your Portfolio shares are  debt-financed or held by you for less than a 46-day  period  then the  dividends-received  deduction  for
Portfolio  dividends on your shares may also be reduced or  eliminated.  Even if designated  as dividends  eligible  for the  dividends-received  deduction,  all dividends  (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Complex Securities

     Each Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules.  These rules could affect whether  gains or losses  recognized  by the  Portfolio  are treated as ordinary income or capital gain,  accelerate the  recognition of income to the Portfolio, defer the Portfolio's  ability to recognize losses, and subject the Portfolio to
U.S.  federal  income  tax on income  from  certain of the  Portfolio's  foreign investments.  In turn,  these  rules may affect the  amount,  timing  and/or tax character of the Portfolio's  income and, in turn, of the income  distributed to you.

     Derivatives.  Each  Portfolio is  permitted  to invest in certain  options,
futures  and  foreign   currency   contracts.   If  the  Portfolio  makes  these
investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes, the Portfolio also would be required to mark-to-market these contracts annually as of  November 30 (for  capital  gain net income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Securities   lending.   The  Portfolio's  entry  into  securities   lending
transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified  dividend  income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend  income  and,  to the extent  that debt  securities  are  loaned,  will generally not qualify as qualified  interest income for foreign  withholding tax purposes.

     Tax straddles.  The Portfolio's investment in options,  futures and foreign currency  contracts in connection with certain hedging  transactions could cause the Portfolio to hold  offsetting  positions in securities.  If the  Portfolio's
risk  of  loss  with  respect  to  specific   securities  in  its  portfolio  is
substantially  diminished  by the  fact  that it  holds  other  securities,  the
Portfolio  could be deemed to have  entered into a tax  "straddle"  or to hold a
"successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Investments  in securities of uncertain  tax  character.  The Portfolio may invest in securities  the U.S.  Federal income tax treatment of which may not be clear or may be subject to  recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Portfolio, it could affect the timing or character of income  recognized by the  Portfolio,  requiring the Portfolio to purchase or sell securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, the Portfolio must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     The  Portfolio  also must  withhold if the IRS  instructs it to do so. When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors

     Non-U.S.  investors  (shareholders  who,  as to the  United  States,  are a nonresident alien individual,  foreign trust or estate, foreign corporation,  or foreign  partnership) may be subject to U.S.  withholding and estate tax and are subject to special  U.S.  tax  certification  requirements.  Non-U.S.  investors
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income dividends paid to you by the Portfolio, subject to certain exemptions for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Portfolio shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital gain  dividends & short-term  capital gain  dividends.  In general, capital gain dividends paid by the Portfolio from either long-term or short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-related  dividends.  Also,  interest-related dividends paid by the
Portfolio from  qualified  interest  income are not subject to U.S.  withholding tax.  "Qualified  interest income"  includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term  original discount and (3) interest (including original  issue  discount,  market  discount,  or  acquisition  discount)  on an obligation  which is in  registered  form,  unless it is earned on an obligation issued by a corporation  or  partnership  in which the Portfolio is a 10-percent shareholder or is contingent  interest,  and (4) any  interest-related  dividend from another regulated investment company. On any payment date, the amount of an income  dividend  that is  designated  by the  Portfolio as an  interest-related dividend  may be more or less  than the  amount  that is so  qualified.  This is because the  designation  is based on an estimate of the  Portfolio's  qualified interest  income for its entire fiscal year,  which can only be determined  with exactness at fiscal year end. As a consequence,  the Portfolio may over withhold a small amount of U.S. tax from a dividend  payment.  In this case, the non-U.S.
investor's  only  recourse  may  be to  either  forgo  recovery  of  the  excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for the Portfolio to designate, and the Portfolio
reserves  the  right  in  these  cases  to  not  designate,   small  amounts  of
interest-related  or  short-term  capital  gain  dividends.   Additionally,  the
Portfolio's designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational  constraints.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the
Portfolio is effective for  dividends  paid with respect to taxable years of the
Portfolio  beginning  after  December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

     Ordinary dividends;  effectively connected income.  Ordinary dividends paid by the  Portfolio  to  non-U.S.  investors  on the  income  earned on  portfolio investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign issuers  continue to be subject to U.S.  withholding tax. If you hold your Portfolio  shares in connection  with a U.S.  trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S tax certification  rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the  graduated  rates  applicable to U.S.  citizens and  residents, unless a treaty  exception  applies.  In the  absence  of a  treaty,  there is a
$13,000  statutory estate tax credit.  A partial  exemption from U.S. estate tax may apply to Portfolio shares held by the estate of a nonresident decedent.  The amount  treated as exempt is based upon the proportion of the assets held by the
Portfolio at the end of the quarter  immediately  preceding the decedent's death that are debt obligations,  deposits,  or other property that generally would be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by  gift  of  shares  of  the  Portfolio  by a  non-U.S.  shareholder  who  is a nonresident  alien  individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder entitled to claim the benefits of an applicable tax treaty may be different  from those  described  herein.  Non-U.S.
shareholders  are urged to consult  their own tax  advisers  with respect to the particular tax consequences to them of an investment in the Portfolio, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations

     The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date
of  this   Statement  of   Additional   Information.   Future   legislative   or
administrative   changes  or  court  decisions  may  significantly   change  the
conclusions  expressed  herein,  and any such  changes or  decisions  may have a retroactive effect with respect to the transactions  contemplated  herein. Rules of state and local taxation of ordinary  income,  qualified  dividend income and capital  gain  dividends  may  differ  from the  rules for U.S.  federal  income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each  shareholder's  particular  situation.
Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from  those  summarized  above.  Shareholders  are  urged to  consult  their tax advisers  as to the  consequences  of these and other  state and local tax rules affecting investment in the Portfolio.

     This  discussion of "Taxation of the Portfolios" is not intended or written to be used as tax  advice  and does not  purport  to deal with all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in the Portfolio.

                              PROXY VOTING POLICIES

     The Board of  Directors  of the Fund has  delegated  the  authority to vote proxies for the  portfolio  securities  held by the  Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the "Voting Policies")
and Proxy Voting Guidelines ("Voting Guidelines") adopted by the Advisor.

     The  Investment  Committee  at the  Advisor is  generally  responsible  for overseeing the Advisor's  proxy voting  process.  The  Investment  Committee has formed a Corporate Governance Committee composed of certain officers,  directors and other personnel of the Advisor and has delegated to its members authority to
(i) oversee the voting of proxies,  (ii) make  determinations  as to how to vote certain  specific  proxies,  and (iii) verify the on-going  compliance  with the
Voting Policies. The Corporate Governance Committee may designate one or more of its members to oversee specific,  ongoing  compliance with respect to the Voting
Policies  and may  designate  other  personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

     The Advisor votes (or refrains from voting) proxies in a manner  consistent with the best  interests of the  Portfolio as  understood  by the Advisor at the time of the vote. Generally,  the Advisor analyzes proxy statements on behalf of the Portfolio in accordance with the Voting Policies and the Voting  Guidelines.
Most  proxies that the Advisor  receives  will be voted in  accordance  with the
Voting  Guidelines.  Since most proxies are voted in accordance  with the Voting
Guidelines,  it normally will not be necessary for the Advisor to make an actual determination  of how to vote a particular  proxy,  thereby largely  eliminating conflicts of interest for the Advisor during the proxy voting process.  However, the Proxy  Policies  do address the  procedures  to be followed if a conflict of interest arises between the interests of the Portfolio, and the interests of the
Advisor or its  affiliates.  If the Corporate  Governance  Committee  member has actual knowledge of a conflict of interest and recommends a vote contrary to the
Voting  Guidelines,  the  Advisor,  prior to  voting,  will fully  disclose  the conflict to the Board of Directors of the Fund,  or an  authorized  committee of the Board,  and vote the proxy in accordance  with the direction of the Board or its authorized committee.

     The  Advisor  will  usually  vote  proxies  in  accordance  with the Voting
Guidelines.  The Voting Guidelines provide a framework for analysis and decision making,  however,  the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances  related to a proxy  vote,  the  Advisor  reserves  the right to vote  counter to the Voting
Guidelines if, after a review of the matter,  the Advisor believes that the best interests  of  the  Portfolio  would  be  served  by  such  a  vote.  In  such a circumstance,  the  analysis  will be  documented  in writing  and  periodically presented to the Corporate Governance  Committee.  To the extent that the Voting
Guidelines do not cover potential  voting issues,  the Advisor will vote on such issues in a manner that is consistent  with the spirit of the Voting  Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

     Examples of some of the Voting  Guidelines are described  below.  Under the
Voting  Guidelines  proxies will usually be voted for: (i) the  ratification  of independent auditors (ii) the elimination of anti-takeover  measures;  and (iii)
re-incorporation  when the economic  factors  outweigh  any negative  governance changes.  Pursuant  to the  Voting  Guidelines  proxies  will  usually  be voted against: (i) the institution of anti-takeover  measures (such as the institution of classified boards of directors and the creation of super majority provisions)
and (ii) proposals  authorizing  the creation of new classes of preferred  stock with unspecified voting, conversion, dividend distribution and other rights. The
Voting  Guidelines  also provide that certain  proposals will be considered on a case-by-case  basis,  including:  (i)  mergers and  acquisitions,  which will be assessed to determine whether the transaction  enhances  shareholder value; (ii)
proposals  with  respect  to  management  compensation  plans;  (iii)  proposals increasing  the  authorized  common stock of a company and (iv)  proposals  with respect to the composition of a company's  Board of Directors.  The Advisor may, but will not  ordinarily,  take social  concerns into account in voting  proxies with respect to securities held by the Portfolio.

     The Advisor  votes (or refrains  from voting)  proxies in a manner that the
Advisor  determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio's  investments.  In some cases,  the Advisor may determine  that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights.  The Advisor may determine that voting is not in the best  interest  of the  Portfolio  and  refrain  from  voting if the  costs, including the  opportunity  costs,  of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the  revenue-producing  value of loans  against the  difficult-to-assess value of casting  votes.  It is the Advisor's  belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome  of the vote  would not be  affected  by the  Advisor  recalling  loaned securities in order to ensure they are voted.  The Advisor does intend to recall securities  on loan if it  determines  that voting the  securities  is likely to materially affect the value of the Portfolio's  investment and that it is in the
Portfolio's best interests to do so. In cases where the Advisor does not receive a solicitation  or enough  information  within a sufficient  time (as reasonably determined by the Advisor) prior to the proxy-voting  deadline,  the Advisor may be unable to vote.

     With respect to non-U.S.  securities,  it is typically  both  difficult and
costly  to  vote  proxies  due  to  local  restrictions,   customs,   and  other
requirements  or  restrictions.  The Advisor  does not vote  proxies of non-U.S.
companies if the Advisor determines that the expected economic costs from voting outweigh the  anticipated  economic  benefit to the  Portfolio  associated  with voting. The Advisor determines whether to vote proxies of non-U.S.  companies on
a   portfolio-by-portfolio   basis,  and  generally  implements  uniform  voting
procedures for all proxies of a country. The Advisor periodically reviews voting logistics,  including  costs and other  voting  difficulties,  on a portfolio by portfolio and country by country basis, in order to determine if there have been any material changes that would affect the Advisor's  decision of whether or not to vote.

     The Advisor has retained  Institutional  Shareholder  Services ("ISS"),  an independent  third party  service  provider,  to provide  certain  services with respect to proxy voting. ISS provides  information on shareholder  meeting dates and proxy materials;  translates proxy materials  printed in a foreign language;
provides  research on proxy proposals and voting  recommendations  in accordance with the Voting Guidelines; effects votes on behalf of a Portfolio; and provides reports  concerning  the proxies  voted.  Although  the Advisor may consider the
recommendations   of  ISS  on  proxy  issues,  the  Advisor  remains  ultimately responsible for all proxy voting decisions.

     Information  regarding  how the  Portfolio  voted  proxies  related  to its portfolio  securities  during the 12 month  period ended June 30 of each year is available,  no later  than  August 31 of each  year,  without  charge,  (i) upon request, by calling collect: (310) 395-8005 or (ii) on the Advisor's web site at
http://www.dfaus.com    and   (iii)   on   the    Commission's   web   site   at
http://www.sec.gov.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Advisor and the Board of  Directors  of the Fund have  adopted a policy
(the "Policy") to govern  disclosure of the portfolio  holdings of the Portfolio
("Holdings  Information"),  and to  prevent  the misuse of  material  non-public
Holdings  Information.  The  Advisor  has  determined  that the  Policy  and its procedures:  (1) are reasonably  designed to ensure that  disclosure of Holdings
Information is in the best interests of the  shareholders of the Portfolio,  and
(2) appropriately address the potential for material conflicts of interest.

     Disclosure of Holdings  Information as Required by Applicable Law. Holdings
Information  (whether a partial  listing  of  portfolio  holdings  or a complete listing of portfolio  holdings)  shall be disclosed to any person as required by applicable law, rules, and regulations.

     Online  Disclosure  of  Portfolio  Holdings   Information.   The  Portfolio
generally  discloses up to its twenty-five  largest  portfolio  holdings and the percentages  that each of these  largest  portfolio  holdings  represent  of the
Portfolio's total assets ("largest holdings"),  as of the most recent month-end, online at the  Advisor's  public web site,  http://www.dfaus.com,  within twenty days  after the end of each  month.  This  online  disclosure  may also  include information  regarding  the  Portfolio's  industry  allocations.  The  Portfolio generally discloses its complete Holdings  Information (other than cash and cash equivalents),  as of  month-end,  online  at  the  Advisor's  public  web  site,
http://www.dfaus.com, three months following the month-end.

     Disclosure of Holdings  Information  to  Recipients.  Each of the Advisor's
Chairman,  Director of Institutional  Services, Head of Portfolio Management and
Trading and General Counsel (together,  the "Designated  Persons") may authorize disclosing  non-public  Holdings  Information  more  frequently  or at different periods than as described above solely to those financial  advisors,  registered accountholders,  authorized consultants,  authorized custodians,  or third-party data service  providers (each a "Recipient")  who: (i) specifically  request the more  current  non-public  Holdings  Information,  and  (ii)  execute  a Use and
Nondisclosure Agreement (each a "Nondisclosure  Agreement").  Each Nondisclosure
Agreement  subjects the Recipient to a duty of  confidentiality  with respect to the non-public  Holdings  Information,  and prohibits the Recipient from trading
based  on  the  non-public   Holdings   Information.   Any  non-public  Holdings
Information that is disclosed shall not include any material  information  about the  Portfolio's  trading  strategies  or pending  portfolio  transactions.  The non-public  Holdings  Information  provided to a Recipient under a Nondisclosure
Agreement,  unless  indicated  otherwise,  is not subject to a time delay before dissemination.

     As of the date of this SAI,  the  Advisor  and the  Portfolios  had ongoing arrangements with the following Recipients to make available non-public Holdings
Information:

         Recipient                         Business Purpose                       Frequency
---------------------------- --------------------------------------------- -------------------------
PFPC Trust Company           Fund Domestic Custodian                       Daily
---------------------------- --------------------------------------------- -------------------------
Citibank, N.A.               Fund Global Custodian and middle office       Daily
                             operational support service provider to the
                             Advisor
---------------------------- --------------------------------------------- -------------------------
PFPC Inc.                    Fund Administrator, Accounting Agent and      Daily
                             Transfer Agent
---------------------------- --------------------------------------------- -------------------------
PricewaterhouseCoopers LLP   Independent registered public accounting      Semi-annually (based on
                             firm                                          fiscal year)

     In addition,  certain employees of the Advisor and its subsidiaries receive
Holdings  Information on a quarterly,  monthly, or daily basis, or upon request, in order  to  perform  their  business  functions.  None of the  Portfolio,  the
Advisor,  or any other party receives any  compensation in connection with these arrangements.

     The Policy  includes the following  procedures to ensure that disclosure of
Holdings  Information is in the best interests of  shareholders,  and to address any conflicts  between the interests of  shareholders,  on the one hand, and the interests  of the  Advisor,  DFAS,  or any  affiliated  person of the Fund,  the
Advisor,  or  DFAS,  on  the  other.  In  order  to  protect  the  interests  of shareholders and the Portfolio,  and to ensure no adverse effect on shareholders in the limited  circumstances  where a Designated  Person is considering  making non-public Holdings Information available to a Recipient, the Advisor's Director of  Institutional  Services and the Chief  Compliance  Officer will consider any conflicts of interest.  If the Chief Compliance Officer,  following  appropriate due  diligence,  determines  that:  (1) the Portfolio has a legitimate  business purpose for providing the non-public  Holdings  Information to a Recipient,  and
(2) disclosure of non-public  Holdings  Information to the Recipient would be in
the  best  interests  of  shareholders   and  will  not  adversely   affect  the
shareholders,  then the  Chief  Compliance  Officer  may  approve  the  proposed disclosure.

     The Chief  Compliance  Officer  documents  all  disclosures  of  non-public
Holdings  Information   (including  the  legitimate  business  purpose  for  the
disclosure),  and periodically  reports to the Board on such  arrangements.  The
Chief  Compliance  Officer also is  responsible  for ongoing  monitoring  of the distribution and use of non-public Holdings  Information.  Such arrangements are reviewed by the Chief Compliance Officer on an annual basis.  Specifically,  the
Chief Compliance  Officer requests an annual  certification  from each Recipient that the Recipient has complied  with all terms  contained in the  Nondisclosure
Agreement.  Recipients  who fail to provide  the  requested  certifications  are prohibited from receiving non-public Holdings Information.

     The Board  exercises  continuing  oversight of the  disclosure  of Holdings
Information by: (1) overseeing the  implementation and enforcement of the Policy by the Chief Compliance  Officer of the Advisor and of the Fund; (2) considering reports and  recommendations  by the Chief  Compliance  Officer  concerning  the implementation of the Policy and any material  compliance matters that may arise in connection with the Policy; and (3) considering  whether to approve or ratify any  amendments  to the Policy.  The Advisor and the Board  reserve the right to amend the Policy at any time,  and from time to time without  prior  notice,  in their sole discretion.

     Prohibitions   on   Disclosure   of  Portfolio   Holdings  and  Receipt  of
Compensation.  No person is authorized to disclose Holdings Information or other investment  positions (whether online at  http://www.dfaus.com,  in writing,  by fax, by e-mail, orally, or by other means) except in accordance with the Policy.
In addition,  no person is authorized to make disclosure  pursuant to the Policy if such disclosure is otherwise in violation of the antifraud  provisions of the federal securities laws.

     The Policy prohibits the Portfolio,  the Advisor,  or an affiliate  thereof from  receiving  any  compensation  or other  consideration  of any type for the purpose of obtaining  disclosure of  non-public  Holdings  Information  or other investment positions.  "Consideration" includes any agreement to maintain assets in the  Portfolio or in other  investment  companies or accounts  managed by the
Advisor or by any affiliated person of the Advisor.

     The Policy and its procedures  are intended to provide  useful  information concerning the Portfolio to existing and prospective shareholders,  while at the same time preventing the improper use of Holdings  Information.  However,  there can be no  assurance  that the  furnishing  of any Holdings  Information  is not susceptible to  inappropriate  uses,  particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

                              FINANCIAL STATEMENTS

     PricewaterhouseCoopers  LLP, Two Commerce  Square,  Suite 1700, 2001 Market
Street, Philadelphia, PA 19103-7042, is the Fund's independent registered public accounting firm. It audits the Fund's annual financial  statements.  Because the
Portfolio  had not  commenced  operations  as of November 30,  2006,  the annual reports of the Fund for the fiscal year ended  November  30, 2006 do not contain any data regarding the Portfolio.

                                PERFORMANCE DATA

     The Portfolio may compare its investment  performance to appropriate market and mutual fund indices and investments for which reliable  performance  data is available. Such indices are generally unmanaged and are prepared by entities and organizations  that track the performance of investment  companies or investment advisors.  Unmanaged indices often do not reflect  deductions for administrative and management costs and expenses.  The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared  by  recognized  mutual  fund  statistical  services.  Any  performance information,  whether  related to the  Portfolio  or to the  Advisor,  should be considered  in light of the  Portfolio's  investment  objectives  and  policies, characteristics  and the quality of the portfolio and market  conditions  during the time period indicated and should not be considered to be  representative  of what may be achieved in the future.

                  DFA INVESTMENT DIMENSIONS GROUP INC. (96/97)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)  Articles of Incorporation.

     (1) Articles of Restatement effective August 11, 2003 as filed with the
          Maryland Secretary of State on August 11, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

     (2)  Articles  Supplementary as filed with the Maryland  Secretary of State on September 8, 2004 re: the addition of Class R Shares of U.S.  Small
          Cap Value  Portfolio  and the  deletion of (i) the LD U.S.  Marketwide
          Portfolio Shares, (ii) the HD U.S. Marketwide  Portfolio Shares, (iii)
          the LD U.S.  Marketwide  Value  Portfolio  Shares and (iv) the HD U.S.
          Marketwide Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (3)  Articles of Amendment as filed with the Maryland Secretary of State on
          October 25, 2004 re: the name change of the:
          *        AAM/DFA International High Book to Market Portfolio to the
                   LWAS/DFA International High Book to Market Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (4)  Articles  Supplementary  filed with the Maryland Secretary of State on
          January 10, 2005 re: the addition of the:
          *        Shares of Emerging Markets Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 73/74 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 14, 2005.

     (5)  Articles  Supplementary  filed with the Maryland Secretary of State on
          March 7, 2005 re: the authorization of 40 billion additional shares of common stock:
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2005.

     (6)  Articles of Amendment as filed with the Maryland Secretary of State on
          September 12, 2005 re: the name change of the:
          *        The Pacific Rim Small Company Portfolio to the Asia Pacific
                   Small Company Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (7)  Articles  Supplementary  filed with the Maryland Secretary of State on
          September 12, 2005 re: the addition of the:
          *        U.S. Core Equity 1 Portfolio
          *        U.S. Core Equity 2 Portfolio
          *        U.S. Vector Equity Portfolio
          *        International Core Equity Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 13, 2005.

     (8)  Articles of Amendment as filed with the Maryland Secretary of State on
          May 12, 2006 re: the name change of the:
          *        U.S. Small Cap Value Portfolio Shares-Investor Class to the
                   U.S. Small Cap Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (9)  Articles  Supplementary  filed with the Maryland Secretary of State on
          May 12, 2006 re: the addition of the:
          *    Emerging   Markets   Social   Core   Portfolio   Shares  and  the
               reclassification  and reallocation of shares of Class R Shares of
               U.S.  Small  Cap  Value  Portfolio  to the U.S.  Small  Cap Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 80/81 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     May 23, 2006.

     (10) Articles  Supplementary  filed with the Maryland Secretary of State on
          August 4, 2006 re: the addition of the:
          *    DFA Inflation-Protected Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     September 12, 2006.

     (11) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 20, 2006 re: the addition of the:
          *    DFA International Real Estate Securities Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     December 5, 2006.

     (12) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 100 billion  additional shares of common stock to:
          *    U.S. Core Equity 2 Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (13) Articles of Amendment as filed with the Maryland Secretary of State on
          November 29, 2006 re: the name change of the:
          *    U.S. Small XM Value Portfolio Shares to the U.S. Targeted Value
               Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (14) Articles  Supplementary  filed with the Maryland Secretary of State on
          November 29, 2006 re: the allocation of 140 billion  additional shares of common stock and re: the addition of the:
          *        DFA California Short-Term Municipal Bond Portfolio Shares
          *        T.A. U.S. Core Equity 2 Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (15) Articles of Amendment as filed with the Maryland Secretary of State on
          March 27, 2007 re: the name change of the:
          *    Tax-Managed U.S. Small Cap Value Portfolio Shares to the
               Tax-Managed U.S. Targeted Value Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (16) Articles of Amendment as filed with the Maryland Secretary of State on
          June 21, 2007 re: the name change of the:
          *    Emerging  Markets  Social Core  Portfolio  Shares to the Emerging
               Markets Socila Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (17) Articles  Supplementary  filed with the Maryland Secretary of State on
          June 21, 2007 re: the addition of the:
          *    U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E U.S. Social Core Equity 2 Portfolio Shares
          *    CSTG&E International Social Core Equity Portfolio Shares
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                           Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     July 6, 2007.

     (18) Articles  Supplementary  filed with the Maryland Secretary of State on
          July 9, 2007 re: the classification and allocation of shares.
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.18.

     (19) Articles of Amendment  filed with the  Maryland  Secretary of State on
          October 10, 2007 re: the name change of various portfolios:
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.19.

     (20) Articles  Supplementary  filed with the Maryland Secretary of State on
          October 10, 2007 re: the addition of Class R shares:
          ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.a.20.

(b) By-Laws.
    Amended and Restated By-Laws of the Registrant.
    Incorporated herein by reference to:
    Filing:           Post-Effective Amendment No. 69/70 to Registrant's
                      Registration Statement on Form N-1A.
    File Nos.:        2-73948 and 811-3258.
    Filing Date:      January 29, 2004.

(c)  Instruments Defining the Rights of Securityholders.
     (1)  See Articles Fifth,  Sixth,  Eighth and Thirteenth of the Registrant's
          Articles of Restatement dated August 11, 2003.

     (2)  See Article II of the Registrant's Amended and Restated By-Laws.

(d)  Investment Advisory Agreement.

     (1)  Investment Management Agreements.

          (a)  Form of Investment  Advisory Agreement between the Registrant and
               Dimensional  Fund  Advisors  Inc.  ("DFA") dated May 13, 1987 re:
               the:
               *       DFA Five-Year Government Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form
                                N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (b)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 26, 1994 re: the:
               *       VA Global Bond Portfolio (formerly the DFA Global Fixed
                       Income Portfolio and the DFA Global Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 20, 1998.

          (c)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 24, 1990 re: the:
               *       DFA Intermediate Government Fixed Income Portfolio
                       (formerly the DFA Intermediate Government Bond Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 48/49 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 1998.

          (d)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated April 2, 1991 re: the:
               *       Large Cap International Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 21, 1992.
               *       DFA Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 20, 1994 re: the:
               *       DFA International Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (g)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Large Value Portfolio (formerly known as the DFA
                       Global Value Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (h)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Small Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (j)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA International Small Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (k)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 8, 1995 re: the:
               *       VA Short-Term Fixed Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated December 7, 1998 re: the:
               *       Tax-Managed U.S. Small Cap Value Portfolio (formerly
                       Tax-Managed U.S. 5-10 Value Portfolio);
               *       Tax-Managed U.S. Small Cap Portfolio (formerly
                       Tax-Managed U.S. 6-10 Small Company Portfolio); and
               *       Tax-Managed DFA International Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name changes:
                    *        Tax-Managed U.S. 5-10 Value Portfolio to the
                             Tax-Managed U.S. Small Cap Value Portfolio
                    *        Tax-Managed U.S. 6-10 Small Company Portfolio to
                             the Tax-Managed U.S. Small Cap Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 70/71 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

               (2)  Addendum Number Two re: the reflection of the following name changes:
                    *        Tax-Managed U.S. Small Cap Value Portfolio to the
                             Tax-Managed U.S. Targeted Value Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 88/89 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2007.

          (n)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated July 30, 2002 re: the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (o)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 73/74 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 14, 2005.

          (p)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 1 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (q)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (r)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (s)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 13, 2005 re: the:
               *       U.S. Vector Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (t)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (u)  Investment  Advisory  Agreement  between the  Registrant  and DFA dated September 12, 2006 re: the:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (v)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (w)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       DFA California Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (x)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 86/87 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 12, 2007.

          (y)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (z)  Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 89/90 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     April 24, 2007.

          (aa) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (bb) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *       CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (cc) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    U.S. Sustainability 1 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.cc.

          (dd) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    International Sustainability 1 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.dd.

          (ee) Form of Investment  Advisory Agreement between the Registrant and
               DFA re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.1.ee.

     (2)  Sub-advisory Agreements.

          (a)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia  Ltd.   (formerly  DFA  Australia  Pty  Limited)  dated
               September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (i)  Amendment  No.  1  to  Sub-Advisory  Agreement  between  the
                    Registrant,   DFA  and  DFA  Australia  Ltd.  (formerly  DFA
                    Australia Pty Limited) dated July 18, 1997
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 78/79 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (b)  Sub-Advisory   Agreement   between   the   Registrant,   DFA  and
               Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
               *       VA International Small Portfolio.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

          (c)  Form  of  Consultant  Services  Agreement  between  DFA  and  DFA
               Australia Ltd. (formerly DFA Australia Pty Limited)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (d)  Form of Consultant Services Agreement between DFA and Dimensional
               Fund Advisors Ltd.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 55/56 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 1999.

          (e)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (f)  form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (g)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (h)  Sub-Advisory  Agreement  between  the  Registrant,  DFA  and  DFA
               Australia Ltd. dated August 7, 2006 re: the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (i)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (j)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 85/86 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     December 5, 2006.

          (k)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (l)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    CSTG&E International Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 90/91 to Registrant's
                                Registration Statement on
                                Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 8, 2007.

          (m)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    International Sustainability 1 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.m.

          (n)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    International Sustainability 1 Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.n.

          (o)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               Dimensional Fund Advisors Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.o.

          (p)  Form of Sub-Advisory  Agreement  between the Registrant,  DFA and
               DFA Australia Ltd. re: the:
               *    DFA Selectively Hedged Global Fixed Income Portfolio
               ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-99.d.2.p.

(e)  Underwriting Contracts.

     (1)  Amended and Restated Distribution Agreement between the Registrant and
          DFA Securities Inc. dated December 19, 2003.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 29, 2004.

(f)  Bonus or Profit Sharing Plans.
     Not Applicable.

(g)  Custodian Agreements.

     (1)  Custodian   Agreement  between  the  Registrant  and  PNC  Bank,  N.A.
          (formerly Provident National Bank) dated June 19, 1989 re: the:
          *        Enhanced U.S. Large Company Portfolio;
          *        DFA Two-Year Corporate Fixed Income Portfolio; and
          *        DFA Two-Year Government Portfolio
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 37/38 to Registration
                           Statement of the Registrant on form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     November 22, 1995.

     (2)  Form of Custodian  Agreement between the Registrant and PNC Bank, N.A.
          (formerly Provident National Bank) re: the:
           *        U.S. 9-10 Small Company Portfolio;
           *        U.S. Large Company Portfolio;
           *        DFA One-Year Fixed Income Portfolio;
           *        DFA Intermediate Government Fixed Income Portfolio
                    (formerly known as the DFA Intermediate Government
                    Bond Portfolio; and
           *        DFA Five-Year Government Portfolio
           Previously filed with this registration statement and incorporated herein by reference.

          (a)  Addendum Number One

               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio
                       to the AAM/DFA International High Book to Market
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio;
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum  Number Seven re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (h)  Addendum Number Eight re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Form of Addendum Number Nine re: the addition of the:

               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (j)  Addendum Number Ten re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

(h)  Other Material Contracts.

     (1)  Transfer Agency Agreement.
          Transfer Agency Agreement between the Registrant
          and PFPC Inc. (formerly Provident
          Financial Processing Corporation) dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to the
                           Registrant's Registration
                           Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro
                       Cap Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small
                       Cap Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S.
                       Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S.
                       Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
               and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
               and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Fourteen re: the addition of the:
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (2)  Administration and Accounting Agreement
          Administration and Accounting Services Agreement between the Registrant and PFPC dated June 19, 1989.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 20, 1998.

          (a)  Addendum Number One
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (b)  Addendum Number Two re: the addition of:
               *       Tax-Managed U.S. Marketwide Value Portfolio X;
               *       Tax-Managed U.S. 5-10 Value Portfolio X;
               *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
               *       Tax-Managed DFA International Value Portfolio X
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (c)  Addendum Number Three re: the addition of:
               *       LD U.S. Large Company Portfolio;
               *       HD U.S. Large Company Portfolio;
               *       LD U.S. Marketwide Value Portfolio; and
               *       HD U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (d)  Addendum  Number Four re: the  reflection of the  following  name change:
               *       RWB/DFA International High Book to Market Portfolio to
                       the AAM/DFA International High Book to Market Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 59/60 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 26, 2001.

          (e)  Addendum  Number Five re: the  reflection of the  following  name changes:
               *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                       Portfolio
               *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                       Portfolio
               *       U.S. 4-10 Value Portfolio to U.S. Small XM Value
                       Portfolio
               *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value
                       Portfolio
               *       Tax-Managed U.S. 6-10 Small Company Portfolio to
                       Tax-Managed U.S. Small Cap Portfolio
               *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed
                       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (f)  Addendum Number Six re: the  establishment  of procedures for the
               provision  of  pricing   information   to  Fidelity   Investments
               Institutional Operations Company, Inc.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (g)  Addendum Number Seven re: the addition of the:
               *       Tax-Managed U.S. Marketwide Portfolio
                       and the reflection of the following name changes:
               *       LD U.S. Large Company Portfolio to LD U.S. Marketwide
                       Portfolio
               *       HD U.S. Large Company Portfolio to HD U.S. Marketwide
                       Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 7, 2001.

          (h)  Addendum  Number Eight re: the  reflection of the following  name change:
               *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed
                       U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (i)  Addendum Number Nine re: the addition of the:
               *       DFA Short-Term Municipal Bond Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 66/67 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 30, 2002.

          (j)  Form of Addendum Number Ten re: the addition of the:
               *       Emerging Markets Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 75/76 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2005.

          (k)  Addendum Number Eleven re: the addition of the:
               *       U.S. Core Equity 1 Portfolio;
               *       U.S. Core Equity 2 Portfolio;
               *       U.S. Vector Equity Portfolio;
               *       International Core Equity Portfolio;
                       and the reflection of the following name changes:
               *       The Pacific Rim Small Company Portfolio to the Asia
                       Pacific Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 77/78 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 13, 2005.

          (l)  Form of Addendum Number Seventeen re: the addition of the:
               *       Emerging Markets Social Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

     (3)  Administration Agreements.
          Administration Agreements between the Registrant and DFA.

          (a)  Dated January 6, 1993 re: the
               *       DFA One-Year Fixed Income Portfolio (formerly The DFA
                       Fixed Income Shares)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999

          (b)  Dated August 8, 1996 re: the:
               *       Japanese Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (c)  Dated August 8, 1996 re: the
               *       United Kingdom Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (d)  Dated August 8, 1996 re: the
               *       Continental Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (e)  Form of Amended and Restated Administration Agreement dated March
               30, 2006 re: the:
               *       U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 78/79 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2006.

          (f)  Dated August 8, 1996 re: the
               *       Pacific Rim Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Pacific Rim Small Company Portfolio to Asia Pacific
                             Small Company Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 78/79 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 30, 2006.

          (g)  Dated January 6, 1993 re: the
               *       U.S. Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (h)  Dated January 6, 1993 re: the:
               *       U.S. Large Cap Value Portfolio (formerly the U.S. Large
                       Cap High Book-to-Market Portfolio)
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (i)  Dated January 6, 1993 re: the:
               *       U.S. Small Cap Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        U.S. 6-10 Value Portfolio (formerly the U.S. Small
                             Cap High Book to Market Portfolio) to U.S. Small
                             Cap Value Portfolio
                    Incorporated herein by reference to:
                    Filing:  Post-Effective Amendment No. 70/71 to Registrant's
                             Registration Statement on Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 29, 2004.

          (j)  Dated February 8, 1996 re: the
                *       RWB/DFA International High Book to Market Portfolio
                        (formerly DFA International High Book to Market
                        Portfolio; formerly the Reinhardt Werba Bowen
                        International Large Stock Portfolio)
                Incorporated herein by reference to:
                Filing:          Post-Effective Amendment No. 50/51 to
                                 Registrant's Registration Statement on Form N-1A.
                File Nos.:       2-73948 and 811-3258.
                Filing Date:     January 22, 1999.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (k)  Dated March 30, 1994 re:
               *       Emerging Markets Portfolios
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (l)  Dated February 8, 1996 re: the:
               *       Enhanced U.S. Large Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (m)  Dated February 8, 1996 re: the
               *       DFA Two-Year Global Fixed Income Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (n)  Form of Dated August 8, 1996 re: the:
               *       International Small Company Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 70/71 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 29, 2004.

          (o)  Dated December 19, 1996 re: the:
               *       Emerging Markets Small Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (p)  Dated November 30, 1997 re: the:
               *       U.S. Micro Cap Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

               (1)  Form of  Addendum  Number  One  re:  the  reflection  of the following name change:
                    *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 60/61 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      March 23, 2001.

          (q)  Form of Amended and Restated re: the:
               *       U.S. Targeted Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (r)  Dated November 30, 1997 re: the:
               *       Emerging Markets Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (s)  Dated December 8, 1998 re: the:
               *       Tax-Managed U.S. Marketwide Value Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     January 22, 1999.

          (t)  Form of Dated August 1, 2001 re: the:
               *       Tax-Managed U.S. Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 61/62 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     May 18, 2001.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        Tax-Managed U.S. Marketwide Portfolio to
                             Tax-Managed U.S. Equity Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 66/67 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      July 30, 2002.

     (4)  Other.

          (a)  Form of Marketing  Agreement  dated June 29, 1994 between DFA and
               National Home Life Assurance Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (b)  Participation  Agreement between DFA Investment Dimensions Group,
               Inc., DFA, DFA Securities,  Inc. and National Home Life Assurance
               Company.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 33/34 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     June 19, 1995.

          (c)  Form of Client Service Agent Agreement re: the:
               *       RWB/DFA International High Book to Market Portfolio
                       (formerly the DFA International High Book to Market
                       Portfolio and Reinhardt Werba Bowen
                       International Large Stock Portfolio).
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 37/38 to the
                                Registrant's Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     November 22, 1995.

               (1)  Addendum Number One re: the reflection of the following name change:
                    *        RWB/DFA International High Book to Market Portfolio
                             to the AAM/DFA International High Book to Market
                             Portfolio
                    Incorporated herein by reference to:
                    Filing:           Post-Effective Amendment No. 59/60 to the
                                      Registrant's Registration Statement on
                                      Form N-1A.
                    File Nos.:        2-73948 and 811-3258.
                    Filing Date:      January 26, 2001.

          (d)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated August 7, 2006.
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 82/83 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     August 4, 2006.

          (e)  Fee  Waiver  and  Expense   Assumption   Agreement   between  the
               Registrant and DFA dated September 12, 2006 re:
               *       DFA Inflation-Protected Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 83/84 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     September 12, 2006.

          (f)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA International Real Estate Securities Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (g)  Form of Fee Waiver and Expense  Assumption  Agreement between the
               Registrant and DFA re:
               *       DFA California Short-Term Municipal Bond Portfolio
               *       T.A. U.S. Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (h)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       Emerging Markets Core Equity Portfolio
               *       U.S. Core Equity 1 Portfolio
               *       U.S. Core Equity 2 Portfolio
               *       U.S. Vector Equity Portfolio
               *       International Core Equity Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (i)  Form of Amended and  Restated  Fee Waiver and Expense  Assumption
               Agreement between the Registrant and DFA re:
               *       U.S. Large Company Portfolio
               *       U.S. Targeted Value Portfolio
               *       International Small Company Portfolio
               *       Japanese Small Company Portfolio
               *       United Kingdom Small Company Portfolio
               *       Continental Small Company Portfolio
               *       Asia Pacific Small Company Portfolio (formerly, Pacific
                       Rim Small Company Portfolio)
               *       Tax-Managed U.S. Equity Portfolio
               *       DFA Short-Term Municipal Bond Portfolio
               *       DFA Inflation-Protected Securities Portfolio
               *       Emerging Markets Social Core Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     March 30, 2007.

          (j)  Form of Fee Waiver Agreement between the Registrant and DFA re:
               *    U.S. Social Core Equity 2 Portfolio
               Incorporated herein by reference to:
               Filing:          Post-Effective Amendment No. 91/92 to Registrant's
                                Registration Statement on Form N-1A.
               File Nos.:       2-73948 and 811-3258.
               Filing Date:     July 6, 2007.

(i)  Legal Opinion.

     (1)  Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(j)  Other Opinions.

     (1)  Consent of PricewaterhouseCoopers
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on
          Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(k)  Omitted Financial Statements.
     Not applicable.

(l)  Initial Capital Agreements.
     Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)  Rule 12b-1 Plans.
     Not Applicable

(n)  Plans pursuant to Rule 18f-3.

     (1)  Multiple Class Plan Pursuant to Rule 18f-3
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 95/96 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     October 10, 2007.

(o)  Powers-of-Attorney.

     (1)  On behalf of the  Registrant,  dated as of March 30, 2007,  appointing
          David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown
          and  Jeff J.  Jeon as  attorneys-in-fact  to David  G.  Booth,  Rex A.
          Sinquefield,  George  M.  Constantinides,  John  P.  Gould,  Roger  G.
          Ibbotson, Robert C. Merton, Myron S. Scholes, Abbie J. Smith and David
          R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (2)  On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of March 30,  2007,  appointing  David G. Booth,  David R.  Martin,
          Catherine   L.   Newell,   Valerie  A.  Brown  and  Jeff  J.  Jeon  as
          attorneys-in-fact  to David G. Booth,  Rex A.  Sinquefield,  George M.
          Constantinides,  John P. Gould,  Roger G. Ibbotson,  Robert C. Merton,
          Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

     (3)  On  behalf  of   Dimensional   Emerging   Markets   Value  Fund  Inc.,
          Power-of-Attorney  dated as of March  30,  2007,  appointing  David G.
          Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown and Jeff
          J. Jeon as  attorneys-in-fact  to David G. Booth, Rex A.  Sinquefield,
          George M. Constantinides,  John P. Gould, Roger G. Ibbotson, Robert C.
          Merton, Myron S. Scholes, Abbie J. Smith and David R. Martin.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 88/89 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     March 30, 2007.

(p)  Codes of Ethics.

     (1)  Code of Ethics of Registrant,  Adviser,  Sub-Advisers and Underwriter.
          Incorporated herein by reference to:
          Filing:          Post-Effective Amendment No. 69/70 to Registrant's
                           Registration Statement on Form N-1A.
          File Nos.:       2-73948 and 811-3258.
          Filing Date:     January 29, 2004.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

          None.

ITEM 25.  INDEMNIFICATION.

          Reference  is made to  Section  1 of  Article  IX of the  Registrant's
          Amended and Restated By-Laws,  which provide for  indemnification,  as set forth below.

          With respect to the  indemnification  of the Officers and Directors of the Corporation:

          (a)  The  Corporation  shall  indemnify each Officer and Director made party to a proceeding,  by reason of service in such capacity, to the fullest  extent,  and in the manner  provided,  under Section
               2-418 of the Maryland  General  Corporation Law: (i) unless it is proved that the person seeking  indemnification  did not meet the standard  of  conduct  set  forth in  subsection  (b)(1)  of such section;  and (ii)  provided,  that  the  Corporation  shall  not indemnify  any  officer  or  Director  for any  liability  to the
               Corporation  or its  security  holders  arising  from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

          (b)  The   provisions   of  clause   (i)  of   paragraph   (a)  herein
               notwithstanding, the Corporation shall indemnify each Officer and
               Director against reasonable  expenses incurred in connection with the successful defense of any proceeding to which such Officer or
               Director is a party by reason of service in such capacity.

          (c)  The  Corporation,  in the manner and to the  extent  provided  by applicable law, shall advance to each Officer and Director who is made party to a proceeding  by reason of service in such capacity the  reasonable  expenses  incurred by such person in  connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

     (a)  Dimensional  Fund  Advisors  LP,  with a  principal  place of business located at 1299 Ocean Avenue,  Santa Monica,  CA 90401, the investment manager for the Registrant,  is also the investment  manager for three other registered  open-end  investment  companies,  The DFA Investment
          Trust  Company,  Dimensional  Emerging  Markets  Value  Fund Inc.  and
          Dimensional   Investment   Group  Inc.  The  Advisor  also  serves  as
          sub-advisor for certain other registered investment companies.

               The Advisor is engaged in the  business of  providing  investment advice  primarily  to  institutional  investors.  For  additional information,  please see  "Management  of the Fund" in PART A and
               "Directors   and  Officers"  in  PART  B  of  this   Registration
               Statement.

               Additional  information  as to the Advisor and the  partners  and executive  officers of the  Advisor is included in the  Advisor's
               Form ADV filed with the Commission (File No. 801-16283), which is incorporated  herein by  reference  and sets forth the  executive officers  and partners of the Advisor and  information  as to any business,  profession,  vocation or  employment  or a substantial nature engaged in by those officers and partners  during the past two years.

     (b)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  1 Portfolio  and DFA  Selectively  Hedged Global Fixed
          Income Portfolio, each a series of the Registrant, is Dimensional Fund
          Advisors Ltd. ("DFAL").  DFAL has its principal place of business is 7
          Down Street London W1J7AJ, United Kingdom.  Additional  information as to the DFAL and the  directors and officers of DFAL is included in the
          DFAL's Form ADV filed with the Commission (File No. 801-40136),  which is  incorporated  herein by reference  and sets forth the officers and directors  of DFAL and  information  as to any  business,  profession, vocation or  employment or a  substantial  nature  engaged in by those officers and directors during the past two years.

     (c)  The   Sub-Advisor   for   the  VA   International   Small   Portfolio,
          International  Core Equity  Portfolio,  Emerging  Markets  Social Core
          Equity Portfolio,  DFA International Real Estate Securities Portfolio,
          CSTG&E  International  Social  Core  Equity  Portfolio,  International
          Sustainability  1 Portfolio  and DFA  Selectively  Hedged Global Fixed
          Income  Portfolio,  each a series of the Registrant,  is DFA Australia
          Limited ("DFA Australia"). DFA has its principal placed of business is
          Level 29 Gateway,  1 MacQuarie  Place,  Sydney,  New South Wales 2000,
          Australia.   Additional  information  as  to  DFA  Australia  and  the
          directors and officers of DFA Australia is included in DFA Australia's
          Form ADV filed  with the  Commission  (File No.  801-48036),  which is incorporated  herein by  reference  and sets  forth the  officers  and directors  of  DFA  Australia  and  information  as to  any  business, profession,  vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS.

          (a)  DFA Securities  Inc.,  ("DFAS") is the principal  underwriter for the Registrant. DFAS also serves as principal underwriter for The
               DFA Investment Trust Company,  Dimensional Emerging Markets Value
               Fund Inc. and Dimensional Investment Group Inc.

          (b)  The   following   table   sets  forth   information   as  to  the
               Distributor's Directors, Officers, Partners and Control Persons:

---------------------------------------- -------------------------------- -------------------------------
  Name and Principal Business Address      Positions and Offices with       Positions and Offices with
                                                   Underwriter                         Fund
---------------------------------------- -------------------------------- -------------------------------
M. Akbar Ali                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darryl Avery                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Arthur H. Barlow                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Scott A. Bosworth                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Valerie A. Brown                         Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David P. Butler                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick Carter                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Stephen A. Clark                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert P. Cornell                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christopher S. Crossan                   Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Compliance Officer               Compliance Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
James L. Davis                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert T. Deere                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Robert W. Dintzner                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kenneth Elmgren                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Richard A. Eustice                       Vice President and Assistant     Vice President and Assistant
1299 Ocean Avenue                        Secretary                        Secretary
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eugene F. Fama, Jr.                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gretchen A. Flicker                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Glenn S. Freed                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jennifer Fromm                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Mark R. Gochnour                         Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Henry F. Gray                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
John T. Gray                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Darla Hastings                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joel H. Hefner                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Julie C. Henderson                       Vice President and Fund          Vice President and Fund
1299 Ocean Avenue                        Controller                       Controller
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kevin B. Hight                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Christine W. Ho                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Jeff J. Jeon                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Patrick M. Keating                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Joseph F. Kolerich                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Michael F. Lane                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Kristina M. LaRusso                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Juliet H. Lee                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David R. Martin                          Vice President, Chief            Vice President, Chief
1299 Ocean Avenue                        Financial Officer and Treasurer  Financial Officer and
Santa Monica, CA 90401                                                    Treasurer

---------------------------------------- -------------------------------- -------------------------------
Heather E. Mathews                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David M. New                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Catherine L. Newell                      Vice President and Secretary     Vice President and Secretary
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Gerard K. O'Reilly                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carmen Palafox                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Sonya K. Park                            Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------
David A. Plecha                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Eduardo A. Repetto                       Vice President and Chief         Vice President and Chief
1299 Ocean Avenue                        Investment Officer               Investment Officer
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
L. Jacobo Rodriguez                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Michael T. Scardina                      Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
David E. Schneider                       Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ted R. Simpson                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Bryce D. Skaff                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Grady M. Smith                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carl G. Snyder                           Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Lawrence R. Spieth                       Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Bradley G. Steiman                       Vice President                   Vice President
Suite 910, 1055 West Hastings
Vancouver, B.C. V6E 2E9

---------------------------------------- -------------------------------- -------------------------------
Karen E. Umland                          Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Carol W. Wardlaw                         Vice President                   Vice President
10 South Wacker Drive
Suite 2275
Chicago, IL 60606

---------------------------------------- -------------------------------- -------------------------------
Weston J. Wellington                     Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Daniel M. Wheeler                        Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Ryan Wiley                               Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Paul E. Wise                             Vice President                   Vice President
1299 Ocean Avenue
Santa Monica, CA 90401

---------------------------------------- -------------------------------- -------------------------------
Dimensional Fund Advisors LP             Shareholder
1299 Ocean Avenue
Santa Monica, CA 90401
---------------------------------------- -------------------------------- -------------------------------

          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          The accounts and records of the  Registrant  are located at the office of the Registrant and at additional locations, as follows:

          Name                                         Address
          DFA Investment Dimensions Group Inc.         1299 Ocean Avenue
                                                       Santa Monica, CA 90401

          PFPC Inc.                                    301 Bellevue Parkway,
                                                       Wilmington, DE 19809

ITEM 29.  MANAGEMENT SERVICES.
          None.

ITEM 30.  UNDERTAKINGS.
          Not Applicable.

                                   SIGNATURES

Pursuant to the  requirements of the Securities Act of 1933 (the "1933 Act") and
the Investment  Company Act of 1940, as amended,  the Registrant has duly caused
Post-Effective  Amendment No. 96/97 to this Registration  Statement to be signed on its behalf by the  undersigned,  thereunto  duly  authorized,  in the City of
Santa Monica, the State of California, as of the 17th day of October, 2007.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth       *
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant  to the  requirements  of the  Securities  Act of 1933,  Post-Effective
Amendment No. 96/97 to this Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                               Title                  Date

/s/ David G. Booth            *         President, Director,   October 17, 2007
David G. Booth                          Chairman and Chief
                                        Executive Officer

/s/ Rex A. Sinquefield        *         Director               October 17, 2007
Rex A. Sinquefield

/s/ David R. Martin           *         Chief Financial        October 17, 2007
David R. Martin                         Officer, Treasurer
                                        and Vice President

/s/ George M. Constantinides  *         Director               October 17, 2007
George M. Constantinides

/s/ John P. Gould             *         Director               October 17, 2007
John P. Gould

/s/ Roger G. Ibbotson         *         Director               October 17, 2007
Roger G. Ibbotson

/s/ Robert C. Merton          *         Director               October 17, 2007
Robert C. Merton

/s/ Myron S. Scholes          *         Director               October 17, 2007
Myron S. Scholes

/s/ Abbie J. Smith            *         Director               October 17, 2007
Abbie J. Smith

                  * By:    /s/ Valerie A. Brown
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

N-1A Exhibit No.    EDGAR Exhibit No.   Description

23(a)(18)           EX-99.a.18           Articles Supplementary

23(a)(19)           EX-99.a.19           Articles of Amendment

23(a)(20)           EX-99.a.20           Articles Supplementary

23(d)(1)(cc)        EX-99.d.1.cc        Form of Investment Advisory Agreement
                                        between the Registrant and DFA re: the
                                        U.S. Sustainability 1 Portfolio

23(d)(1)(dd)        EX-99.d.1.dd        Form of Investment Advisory Agreement
                                        between the Registrant and DFA re: the
                                        International Sustainability 1 Portfolio

23(d)(1)(ee)        EX-99.d.1.ee        Form of Investment Advisory Agreement
                                        between the Registrant and DFA re: the
                                        DFA Selectively Hedged Global Fixed
                                        Income Portfolio

23(d)(2)(m)         EX-99.d.2.m         Form of Sub-Advisory Agreement between
                                        the Registrant, DFA and Dimensional Fund
                                        Advisors Ltd. re: the: International
                                        Sustainability 1 Portfolio

23(d)(2)(n)         EX-99.d.2.n         Form of Sub-Advisory Agreement between
                                        the Registrant, DFA and DFA Australia
                                        Ltd. re: the: International
                                        Sustainability 1 Portfolio

23(d)(2)(o)         EX-99.d.2.o         Form of Sub-Advisory Agreement between
                                        the Registrant, DFA and Dimensional Fund
                                        Advisors Ltd. re: the: DFA Selectively
                                        Hedged Global Fixed Income Portfolio

23(d)(2)(p)         EX-99.d.2.p         Form of Sub-Advisory Agreement between
                                        the Registrant, DFA and DFA Australia
                                        Ltd. re: the: DFA Selectively Hedged
                                        Global Fixed Income Portfolio